FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA B
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA B
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA B
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA B (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 100 Service Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock iShares Edge 40 Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
American Funds - International Class 4 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - New World Class 4 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
Dimensional VA Equity Allocation (1)	TA International Focus Initial Class (1)
Columbia – Acorn (1)	TA International Focus Service Class (1)
Columbia - Acorn International (1)	TA Janus Balanced Service Class (1)
Dimensional VA Global Bond (1)	TA Janus Mid-Cap Growth Initial Class (1)
Dimensional VA Global Moderate Allocation (1)	TA Janus Mid-Cap Growth Service Class (1)
Dimensional VA International Small (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Dimensional VA International Value (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Dimensional VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Dimensional VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Technology Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Initial Class (1)
Franklin Income Class 2 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TSW International Equity Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA TSW International Equity Service Class (1)
MFS® New Discovery Service Class (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
MFS® Total Return Service Class (1)	TA WMC US Growth Initial Class (1)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares (1)	TA WMC US Growth Service Class (1)
Putnam VT International Value Class IB Shares (2)	Vanguard® Balanced (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)
TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)
(1)    Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2)    Statements of operations and change in net assets for the period October 20, 2025 through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	6,205,920.062	$58,877,511	$61,004,194	$83	$61,004,277	12,593,517	$2.022542	$21.303571
AB Large Cap Growth Class B Shares	333,159.813	20,938,927	27,145,862	(184)	27,145,678	4,666,023	5.181282	37.573255
AB Relative Value Class B Shares	7,973,922.093	231,715,712	245,995,497	(83)	245,995,414	36,564,982	2.465914	33.398282
American Funds - Asset Allocation Class 2 Shares	23,253,984.858	557,351,209	629,020,290	(53)	629,020,237	83,794,050	2.901767	28.327959
American Funds - Asset Allocation Class 4 Shares	3,529,808.353	85,953,576	94,492,970	3	94,492,973	5,647,346	16.003760	17.722624
American Funds - Growth Class 2 Shares	7,372,718.998	728,544,654	1,023,333,397	(219)	1,023,333,178	29,598,105	6.457847	66.701992
American Funds - Growth Class 4 Shares	4,376,485.050	475,141,755	588,155,826	62	588,155,888	22,659,871	24.843286	27.510790
American Funds - Growth-Income Class 2 Shares	9,642,554.581	526,567,820	639,108,518	281	639,108,799	25,919,298	4.696852	45.920483
American Funds - Growth-Income Class 4 Shares	3,747,032.771	221,990,261	242,695,313	(1)	242,695,312	10,995,381	21.106891	23.373490
American Funds - International Class 2 Shares	9,124,786.353	173,377,014	202,752,753	(205)	202,752,548	23,782,487	1.571628	19.182486
American Funds - International Class 4 Shares	2,580,364.672	47,818,538	56,329,361	11	56,329,372	3,708,223	14.529353	16.090341
American Funds - New World Class 4 Shares	1,000,049.974	26,965,173	31,711,585	(2)	31,711,583	1,855,255	16.344162	18.099760
American Funds - The Bond Fund of America Class 2 Shares	20,214,406.861	210,147,015	189,408,992	(10)	189,408,982	43,745,813	0.998183	11.902895
American Funds - The Bond Fund of America Class 4 Shares	4,616,445.722	43,191,762	42,979,110	1	42,979,111	4,504,835	9.132508	10.113976
BlackRock Basic Value V.I. Class I Shares	1,413,363.331	18,715,248	19,659,884	(108)	19,659,776	3,529,431	3.948061	18.407759
BlackRock Global Allocation V.I. Class I Shares	461,578.112	7,930,781	8,142,238	(29)	8,142,209	2,578,765	2.777652	15.715026
BlackRock High Yield V.I. Class I Shares	350,493.690	2,501,467	2,467,476	13,310	2,480,786	738,807	2.648121	12.935329
Columbia - Acorn	-	-	-	-	-	-	3.332842	27.820354
Columbia - Acorn International	14,494.964	333,035	296,277	4	296,281	110,003	1.632209	15.290155
Dimensional VA Equity Allocation	181,102.316	2,649,518	3,339,527	(2)	3,339,525	169,657	19.497199	19.733657
Dimensional VA Global Bond	528,922.729	5,244,154	5,156,997	(3)	5,156,994	515,118	9.368577	10.699317
Dimensional VA Global Moderate Allocation	182,694.620	3,183,131	3,310,427	1	3,310,428	201,196	16.258026	16.455238
Dimensional VA International Small	104,317.476	1,291,496	1,541,812	-	1,541,812	92,280	16.522644	16.723056
Dimensional VA International Value	138,934.887	1,979,954	2,574,463	(2)	2,574,461	127,351	19.993539	20.235978
Dimensional VA Short-Term Fixed	308,043.279	3,156,179	3,101,996	1	3,101,997	275,210	11.146155	11.281478
Dimensional VA U.S. Large Value	98,229.130	3,300,197	3,429,179	-	3,429,179	200,566	16.925122	17.130431
Dimensional VA U.S. Targeted Value	110,559.347	2,505,338	2,463,262	-	2,463,262	127,481	19.113624	19.345420
Fidelity® VIP Balanced Service Class 2	18,965,529.202	400,033,586	482,672,718	(255)	482,672,463	61,586,504	2.860329	32.854436
Fidelity® VIP Consumer Staples Initial Class	461,080.325	8,665,663	8,036,630	(3)	8,036,627	594,888	12.855204	14.236072
Fidelity® VIP Contrafund® Initial Class	2,123.717	100,340	127,189	54	127,243	11,994	5.744778	54.225621
Fidelity® VIP Contrafund® Service Class 2	19,485,469.889	936,116,170	1,107,943,818	81	1,107,943,899	69,030,739	4.497819	53.213164
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Energy Service Class 2	894,158.396	$23,189,003	$24,231,693	$-	$24,231,693	824,044	$28.142014	$31.163081
Fidelity® VIP Equity-Income Initial Class	2,264.986	51,888	66,659	(5)	66,654	17,740	3.366339	21.943693
Fidelity® VIP Equity-Income Service Class 2	1,114,681.870	25,609,008	31,356,001	15	31,356,016	7,913,937	2.527177	21.952402
Fidelity® VIP Growth Initial Class	415.858	34,357	40,638	60	40,698	5,452	7.206631	45.586266
Fidelity® VIP Growth Service Class 2	426,698.418	37,548,839	39,631,749	110	39,631,859	6,132,835	5.416056	42.750063
Fidelity® VIP Growth Opportunities Service Class 2	38,330.115	1,924,813	3,695,023	117	3,695,140	405,505	6.772293	53.157579
Fidelity® VIP Health Care Service Class 2	744,744.491	25,256,262	28,158,789	12	28,158,801	2,093,750	12.825813	14.203878
Fidelity® VIP Mid Cap Initial Class	1,333.431	49,822	50,017	1	50,018	6,377	3.247020	33.020826
Fidelity® VIP Mid Cap Service Class 2	11,004,634.105	385,437,423	387,032,981	(493)	387,032,488	35,265,325	2.875144	32.396161
Fidelity® VIP Technology Initial Class	3,427,571.105	130,605,142	162,946,730	15	162,946,745	5,133,927	30.386014	33.648162
Fidelity® VIP Utilities Initial Class	634,214.609	15,105,658	16,495,922	(3)	16,495,919	864,041	18.216237	20.172850
Fidelity® VIP Value Strategies Initial Class	23,745.715	374,727	378,269	(4)	378,265	33,409	3.458734	31.653324
Fidelity® VIP Value Strategies Service Class 2	14,472,226.351	229,010,747	234,015,900	120	234,016,020	26,709,378	0.703696	31.052664
Franklin Allocation Class 4 Shares	6,749,016.070	34,306,227	39,009,313	(337)	39,008,976	13,527,847	2.002729	15.551191
Franklin Income Class 2 Shares	1,971,914.778	28,657,377	29,894,228	(20)	29,894,208	14,259,275	1.720851	15.849825
Franklin Mutual Shares Class 2 Shares	503,312.576	8,128,424	8,103,332	77	8,103,409	3,980,985	1.712789	15.795100
Franklin Templeton Foreign Class 2 Shares	737,612.029	10,170,835	11,964,067	394	11,964,461	8,704,341	1.179899	14.582863
Invesco V.I. American Franchise Series II Shares	88,515.399	4,984,721	6,368,683	162	6,368,845	1,299,710	4.288743	33.676098
Janus Henderson - Enterprise Service Shares	190,617.882	13,021,040	13,981,822	(301)	13,981,521	3,029,789	3.034907	25.516739
Janus Henderson - Global Research Service Shares	268,325.131	13,902,786	20,505,407	(62)	20,505,345	6,822,924	2.271310	28.605655
Janus Henderson - Mid Cap Value Service Shares	163,326.536	2,538,516	2,740,619	(28)	2,740,591	712,233	2.393457	16.703304
MFS® New Discovery Service Class	1,863,968.158	25,085,314	22,554,015	172	22,554,187	5,037,195	2.742501	21.954799
MFS® Total Return Service Class	1,103,004.165	25,332,660	24,972,014	87	24,972,101	8,859,440	1.961902	16.660402
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	265.221	2,718	3,878	(1)	3,877	251	13.122306	15.958058
Putnam VT International Value Class IB Shares	17,026.550	267,209	270,041	(1)	270,040	25,779	10.457125	10.495769
State Street Total Return V.I.S. Class 3 Shares	2,370,611.339	36,726,792	40,205,568	24	40,205,592	9,277,234	1.819874	20.565922
TA 60/40 Allocation Service Class	4,783,473.521	60,615,618	70,747,573	54	70,747,627	8,546,193	1.636652	18.761463
TA Aegon Bond Initial Class	11,118,390.111	119,124,868	105,624,706	148	105,624,854	66,477,958	1.079213	10.706424
TA Aegon Bond Service Class	38,689,854.608	422,742,712	363,684,633	(121)	363,684,512	130,152,497	1.040346	11.629030
TA Aegon Core Bond Service Class	16,820,250.374	222,072,670	201,506,599	(48)	201,506,551	35,853,779	0.980257	11.859371
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon High Yield Bond Initial Class	6,288,161.238	44,986,792	44,331,537	12	44,331,549	15,520,058	1.561270	16.905282
TA Aegon High Yield Bond Service Class	14,800,357.008	$107,798,979	$107,006,581	$(26)	$107,006,555	14,537,501	$1.747637	$16.479945
TA Aegon Sustainable Equity Income Initial Class	7,945,162.062	151,314,684	180,037,372	19	180,037,391	50,859,174	1.677469	24.396018
TA Aegon Sustainable Equity Income Service Class	4,638,174.043	84,714,312	105,379,314	135	105,379,449	16,234,031	1.763589	23.746206
TA Aegon U.S. Government Securities Initial Class	4,701,737.555	45,204,458	42,174,586	6	42,174,592	29,312,880	0.916222	10.080771
TA Aegon U.S. Government Securities Service Class	11,484,132.886	112,031,223	107,606,325	(107)	107,606,218	35,371,915	0.926287	10.658421
TA American Funds Managed Risk - Balanced Service Class	60,311,339.173	676,224,127	743,638,812	(1,021)	743,637,791	44,634,119	14.414881	18.655299
TA BlackRock Government Money Market Initial Class	103,860,472.133	103,860,468	103,860,472	(574)	103,859,898	97,912,403	0.799281	10.823810
TA BlackRock Government Money Market Service Class	411,364,148.528	411,364,144	411,364,149	(3,859)	411,360,290	116,351,568	0.779954	11.469309
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	17,008,580.930	169,029,675	168,044,780	(189)	168,044,591	49,004,636	1.178681	15.113141
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	66,506,832.946	705,584,312	750,862,144	63	750,862,207	149,806,710	1.279186	15.900755
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	21,712,786.821	232,883,274	269,021,429	(373)	269,021,056	68,577,192	1.277067	16.412737
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	47,492,581.964	548,112,266	569,436,058	13	569,436,071	84,544,995	1.230058	16.082334
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	18,509,005.739	226,951,661	258,570,810	(286)	258,570,524	39,038,641	1.508157	18.543579
TA BlackRock iShares Edge 100 Service Class	4,472,450.668	63,430,127	73,929,610	12	73,929,622	3,151,537	18.911459	25.748664
TA BlackRock iShares Edge 40 Initial Class	1,564,380.415	14,459,568	14,423,587	229	14,423,816	6,630,715	1.562414	14.133986
TA BlackRock iShares Edge 40 Service Class	17,836,426.416	163,200,518	163,203,302	(69)	163,203,233	47,653,095	1.233072	16.355479
TA BlackRock iShares Edge 50 Service Class	26,498,658.291	340,581,637	370,981,216	86	370,981,302	23,621,150	13.381238	17.225428
TA BlackRock iShares Edge 75 Service Class	8,396,835.780	119,965,877	132,921,910	95	132,922,005	6,982,051	16.010673	21.038895
TA BlackRock iShares Tactical - Balanced Service Class	25,754,426.121	286,543,571	282,268,510	(197)	282,268,313	58,331,392	1.291871	17.797231
TA BlackRock iShares Tactical - Conservative Service Class	12,470,037.294	137,663,359	129,813,088	(481)	129,812,607	25,429,085	1.159675	16.292568
TA BlackRock iShares Tactical - Growth Service Class	16,595,445.338	176,575,740	192,507,166	267	192,507,433	27,578,332	1.458910	20.992426
TA BlackRock Real Estate Securities Initial Class	2,157,070.920	22,729,405	22,368,825	178	22,369,003	7,353,569	1.180818	14.170976
TA BlackRock Real Estate Securities Service Class	5,390,294.090	59,664,931	60,317,391	(148)	60,317,243	12,111,319	1.113737	13.830821
TA BlackRock Tactical Allocation Service Class	41,883,907.938	618,847,217	682,707,699	277	682,707,976	142,882,040	1.689851	20.893664
TA Goldman Sachs 70/30 Service Class	822,911.477	10,712,861	12,261,381	(1)	12,261,380	717,972	16.308480	18.060055
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	259,793,183.477	3,035,997,932	3,224,033,407	(236)	3,224,033,171	505,482,219	1.362323	18.223874
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	28,848,770.879	345,221,869	343,588,861	(833)	343,588,028	88,725,901	1.273260	16.094062
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Goldman Sachs Managed Risk - Growth ETF Service Class	125,944,044.991	1,299,526,999	1,481,101,969	(341)	1,481,101,628	304,451,735	1.742675	22.412325
TA Great Lakes Advisors Large Cap Value Service Class	4,685,618.599	59,660,136	75,766,453	(21)	75,766,432	5,699,433	1.780382	20.408781
TA International Focus Initial Class	6,957,468.773	$57,266,731	$53,155,061	$(55)	$53,155,006	25,936,901	$1.535837	$17.096546
TA International Focus Service Class	10,316,027.537	84,957,981	76,544,924	(172)	76,544,752	10,472,945	1.305358	16.667682
TA Janus Balanced Service Class	42,516,436.221	700,504,847	728,731,717	218	728,731,935	81,530,981	2.215573	28.131621
TA Janus Mid-Cap Growth Initial Class	2,064,517.329	71,089,267	65,176,812	(40)	65,176,772	18,708,161	2.801415	32.138619
TA Janus Mid-Cap Growth Service Class	6,652,569.540	208,046,255	186,538,050	139	186,538,189	11,160,712	2.701069	31.307502
TA JPMorgan Asset Allocation - Conservative Initial Class	10,699,676.391	102,332,043	101,539,929	(3)	101,539,926	47,321,900	1.538791	13.710076
TA JPMorgan Asset Allocation - Conservative Service Class	53,605,352.162	515,925,054	501,210,043	(117)	501,209,926	135,727,067	1.336682	16.050136
TA JPMorgan Asset Allocation - Moderate Initial Class	21,198,475.690	236,081,221	250,142,013	39	250,142,052	97,606,246	1.810042	15.502884
TA JPMorgan Asset Allocation - Moderate Service Class	336,251,759.176	3,734,149,857	3,887,070,336	18	3,887,070,354	646,292,689	1.562157	18.766578
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	29,440,007.530	330,013,765	358,579,292	(90)	358,579,202	115,210,587	2.174645	18.179957
TA JPMorgan Asset Allocation - Moderate Growth Service Class	165,798,116.266	1,809,616,537	1,972,997,584	(140)	1,972,997,444	451,491,732	1.786313	22.838353
TA JPMorgan Diversified Equity Allocation Initial Class	18,794,798.798	212,230,797	251,474,408	265	251,474,673	60,227,351	2.863475	24.220208
TA JPMorgan Diversified Equity Allocation Service Class	18,171,533.526	198,193,363	238,592,235	(147)	238,592,088	26,764,774	2.302130	31.718567
TA JPMorgan Enhanced Index Initial Class	5,782,757.924	138,323,500	169,030,014	(53)	169,029,961	24,314,141	4.495002	50.067165
TA JPMorgan Enhanced Index Service Class	5,192,780.396	131,601,417	150,434,848	22	150,434,870	5,422,257	4.118832	48.788885
TA JPMorgan International Moderate Growth Initial Class	-	-	-	-	-	-	1.919061	15.314592
TA JPMorgan International Moderate Growth Service Class	29,136,459.693	275,824,111	300,105,535	(103)	300,105,432	110,374,473	1.212138	17.139437
TA JPMorgan Tactical Allocation Service Class	52,390,968.401	780,121,939	742,380,022	(95)	742,379,927	119,783,509	1.294643	15.636929
TA Madison Diversified Income Service Class	8,794,154.904	108,405,034	101,660,431	160	101,660,591	19,822,636	1.510681	16.476858
TA Market Participation Strategy Service Class	21,665,309.315	238,196,638	256,950,568	(115)	256,950,453	33,676,487	1.986413	24.301119
TA Morgan Stanley Global Allocation Service Class	46,116,389.846	636,876,267	661,770,194	(22)	661,770,172	164,520,778	1.730639	20.364133
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	25,685,969.563	204,989,282	178,260,629	(296)	178,260,333	14,364,112	10.940005	13.936988
TA MSCI EAFE Index Service Class	6,397,266.126	81,410,733	103,891,602	(3)	103,891,599	6,223,807	14.982515	18.237624
TA Multi-Managed Balanced Initial Class	5,855,577.521	92,883,031	94,274,798	(131)	94,274,667	20,665,299	3.025101	20.879770
TA Multi-Managed Balanced Service Class	56,509,372.746	851,318,668	875,330,184	147	875,330,331	82,996,121	2.295235	28.877748
TA PineBridge Inflation Opportunities Service Class	7,914,598.788	82,906,417	78,512,820	16	78,512,836	30,924,621	0.970175	11.705653
TA ProFunds UltraBear Service Class (OAM)	2,219,661.888	12,329,152	8,878,648	(85)	8,878,563	1,340,128	6.580266	6.719072
TA S&P 500 Index Initial Class	685,665.990	16,395,022	19,466,057	-	19,466,057	1,801,364	1.677234	17.288528
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Service Class	32,180,008.022	652,733,226	905,867,226	192	905,867,418	31,979,561	25.427121	30.949459
TA Small/Mid Cap Value Initial Class	4,319,073.165	82,256,725	83,444,494	62	83,444,556	8,578,949	2.951685	30.357712
TA Small/Mid Cap Value Service Class	9,892,646.189	$183,758,742	$181,431,131	$57	$181,431,188	13,964,519	$2.844925	$29.564740
TA T. Rowe Price Small Cap Initial Class	8,721,179.552	111,568,108	101,340,106	68	101,340,174	20,049,814	3.617374	36.250439
TA T. Rowe Price Small Cap Service Class	37,253,255.104	390,097,591	357,258,716	22	357,258,738	17,959,130	3.489608	35.327965
TA TSW International Equity Initial Class	4,174,680.541	58,528,107	74,392,807	(106)	74,392,701	24,344,780	1.690016	21.350832
TA TSW International Equity Service Class	3,682,280.163	53,741,514	64,808,131	(8)	64,808,123	6,988,010	1.402835	20.784459
TA TSW Mid Cap Value Opportunities Service Class	20,261,412.519	266,418,647	204,235,038	(175)	204,234,863	20,072,747	2.140673	28.283777
TA WMC US Growth Initial Class	18,134,969.468	630,456,888	759,129,822	355	759,130,177	124,073,301	4.820971	62.065672
TA WMC US Growth Service Class	23,336,816.111	749,866,940	906,168,570	131	906,168,701	31,876,502	4.474892	60.458606
Vanguard® Balanced	2,714,070.918	62,679,003	68,964,542	(9)	68,964,533	4,359,547	14.895691	17.010898
Vanguard® Capital Growth	105,106.398	4,953,894	6,497,678	8	6,497,686	292,855	21.953468	22.219752
Vanguard® Conservative Allocation	1,118,560.076	28,102,729	29,597,100	2	29,597,102	2,357,472	11.858895	13.543243
Vanguard® Diversified Value	225,690.054	3,454,791	3,942,805	(1)	3,942,804	192,208	20.291878	20.537957
Vanguard® Equity Income	199,782.079	4,903,724	5,238,286	-	5,238,286	284,729	18.183767	18.404335
Vanguard® Equity Index	282,309.978	16,124,560	23,138,126	-	23,138,126	508,097	5.596682	50.368705
Vanguard® Global Bond Index	88,248.928	1,693,245	1,661,727	(1)	1,661,726	161,946	10.161495	10.284791
Vanguard® Growth	467,789.772	14,176,929	17,158,529	3	17,158,532	710,544	23.875597	24.165176
Vanguard® High Yield Bond	530,108.103	3,769,856	4,002,316	(2)	4,002,314	315,687	12.527486	12.679470
Vanguard® International	375,980.666	9,728,579	10,749,287	(5)	10,749,282	462,077	2.533202	27.895141
Vanguard® Mid-Cap Index	1,944,173.387	48,522,322	54,359,088	(17)	54,359,071	1,719,004	3.719332	34.899932
Vanguard® Moderate Allocation	1,179,891.306	34,792,305	39,266,783	(10)	39,266,773	2,706,005	13.469850	15.382688
Vanguard® Money Market	12,138,626.770	12,138,627	12,138,627	(55)	12,138,572	1,050,423	11.426152	11.564880
Vanguard® Real Estate Index	946,682.816	11,619,255	10,953,120	8	10,953,128	625,218	2.109847	18.404179
Vanguard® Short-Term Investment Grade	1,866,248.718	19,026,808	19,912,874	19	19,912,893	1,730,690	1.245187	12.815922
Vanguard® Total Bond Market Index	2,049,796.240	21,733,531	22,137,799	10	22,137,809	1,941,406	1.193834	11.686815
Vanguard® Total International Stock Market Index	424,698.594	8,906,027	11,407,404	7	11,407,411	709,977	15.892862	16.085656
Vanguard® Total Stock Market Index	487,482.920	24,238,035	29,702,334	16	29,702,350	1,359,962	21.630698	21.893048
Voya Global Perspectives Class S Shares	155.461	1,345	1,466	-	1,466	100	13.377748	14.841159
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$60,847,653	$156,624	$61,004,277
AB Large Cap Growth Class B Shares	26,944,500	201,178	27,145,678
AB Relative Value Class B Shares	238,826,194	7,169,220	245,995,414
American Funds - Asset Allocation Class 2 Shares	628,676,427	343,810	629,020,237
American Funds - Asset Allocation Class 4 Shares	94,492,973	-	94,492,973
American Funds - Growth Class 2 Shares	1,022,991,143	342,035	1,023,333,178
American Funds - Growth Class 4 Shares	588,155,888	-	588,155,888
American Funds - Growth-Income Class 2 Shares	638,972,087	136,712	639,108,799
American Funds - Growth-Income Class 4 Shares	242,695,312	-	242,695,312
American Funds - International Class 2 Shares	202,738,050	14,498	202,752,548
American Funds - International Class 4 Shares	56,329,372	-	56,329,372
American Funds - New World Class 4 Shares	31,711,583	-	31,711,583
American Funds - The Bond Fund of America Class 2 Shares	189,316,065	92,917	189,408,982
American Funds - The Bond Fund of America Class 4 Shares	42,979,111	-	42,979,111
BlackRock Basic Value V.I. Class I Shares	17,708,527	1,951,249	19,659,776
BlackRock Global Allocation V.I. Class I Shares	7,716,527	425,682	8,142,209
BlackRock High Yield V.I. Class I Shares	2,336,650	144,136	2,480,786
Columbia - Acorn	-	-	-
Columbia - Acorn International	296,281	-	296,281
Dimensional VA Equity Allocation	3,339,525	-	3,339,525
Dimensional VA Global Bond	5,156,994	-	5,156,994
Dimensional VA Global Moderate Allocation	3,310,428	-	3,310,428
Dimensional VA International Small	1,541,812	-	1,541,812
Dimensional VA International Value	2,574,461	-	2,574,461
Dimensional VA Short-Term Fixed	3,101,997	-	3,101,997
Dimensional VA U.S. Large Value	3,429,179	-	3,429,179
Dimensional VA U.S. Targeted Value	2,463,262	-	2,463,262
Fidelity® VIP Balanced Service Class 2	482,269,284	403,179	482,672,463
Fidelity® VIP Consumer Staples Initial Class	8,036,627	-	8,036,627
Fidelity® VIP Contrafund® Initial Class	127,243	-	127,243
Fidelity® VIP Contrafund® Service Class 2	1,085,135,422	22,808,477	1,107,943,899
Fidelity® VIP Energy Service Class 2	24,231,693	-	24,231,693
Fidelity® VIP Equity-Income Initial Class	66,654	-	66,654
Fidelity® VIP Equity-Income Service Class 2	31,009,862	346,154	31,356,016
Fidelity® VIP Growth Initial Class	40,698	-	40,698
Fidelity® VIP Growth Service Class 2	39,040,730	591,129	39,631,859
Fidelity® VIP Growth Opportunities Service Class 2	3,427,078	268,062	3,695,140
Fidelity® VIP Health Care Service Class 2	28,158,801	-	28,158,801
Fidelity® VIP Mid Cap Initial Class	50,018	-	50,018
Fidelity® VIP Mid Cap Service Class 2	380,531,628	6,500,860	387,032,488
Fidelity® VIP Technology Initial Class	162,946,745	-	162,946,745
See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Utilities Initial Class	$16,495,919	$-	$16,495,919
Fidelity® VIP Value Strategies Initial Class	322,332	55,933	378,265
Fidelity® VIP Value Strategies Service Class 2	228,640,248	5,375,772	234,016,020
Franklin Allocation Class 4 Shares	39,008,976	-	39,008,976
Franklin Income Class 2 Shares	29,660,692	233,516	29,894,208
Franklin Mutual Shares Class 2 Shares	8,088,540	14,869	8,103,409
Franklin Templeton Foreign Class 2 Shares	11,834,319	130,142	11,964,461
Invesco V.I. American Franchise Series II Shares	6,354,042	14,803	6,368,845
Janus Henderson - Enterprise Service Shares	13,729,952	251,569	13,981,521
Janus Henderson - Global Research Service Shares	20,219,338	286,007	20,505,345
Janus Henderson - Mid Cap Value Service Shares	2,732,409	8,182	2,740,591
MFS® New Discovery Service Class	22,303,999	250,188	22,554,187
MFS® Total Return Service Class	24,792,299	179,802	24,972,101
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	3,877	-	3,877
Putnam VT International Value Class IB Shares	270,040	-	270,040
State Street Total Return V.I.S. Class 3 Shares	40,189,410	16,182	40,205,592
TA 60/40 Allocation Service Class	70,747,627	-	70,747,627
TA Aegon Bond Initial Class	93,088,976	12,535,878	105,624,854
TA Aegon Bond Service Class	363,263,791	420,721	363,684,512
TA Aegon Core Bond Service Class	201,487,096	19,455	201,506,551
TA Aegon High Yield Bond Initial Class	42,048,998	2,282,551	44,331,549
TA Aegon High Yield Bond Service Class	106,994,222	12,333	107,006,555
TA Aegon Sustainable Equity Income Initial Class	173,693,650	6,343,741	180,037,391
TA Aegon Sustainable Equity Income Service Class	105,269,831	109,618	105,379,449
TA Aegon U.S. Government Securities Initial Class	34,397,380	7,777,212	42,174,592
TA Aegon U.S. Government Securities Service Class	107,128,951	477,267	107,606,218
TA American Funds Managed Risk - Balanced Service Class	743,637,791	-	743,637,791
TA BlackRock Government Money Market Initial Class	78,001,414	25,858,484	103,859,898
TA BlackRock Government Money Market Service Class	410,959,753	400,537	411,360,290
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	167,755,216	289,375	168,044,591
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	750,387,959	474,248	750,862,207
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	268,664,833	356,223	269,021,056
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	569,009,155	426,916	569,436,071
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	258,552,923	17,601	258,570,524
TA BlackRock iShares Edge 100 Service Class	73,929,622	-	73,929,622
TA BlackRock iShares Edge 40 Initial Class	13,263,582	1,160,234	14,423,816
TA BlackRock iShares Edge 40 Service Class	162,882,085	321,148	163,203,233
TA BlackRock iShares Edge 50 Service Class	370,981,302	-	370,981,302
TA BlackRock iShares Edge 75 Service Class	132,922,005	-	132,922,005
TA BlackRock iShares Tactical - Balanced Service Class	282,117,424	150,889	282,268,313
TA BlackRock iShares Tactical - Conservative Service Class	129,627,115	185,492	129,812,607
See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Tactical - Growth Service Class	$192,421,745	$85,688	$192,507,433
TA BlackRock Real Estate Securities Initial Class	21,235,611	1,133,392	22,369,003
TA BlackRock Real Estate Securities Service Class	60,237,918	79,325	60,317,243
TA BlackRock Tactical Allocation Service Class	674,830,540	7,877,436	682,707,976
TA Goldman Sachs 70/30 Service Class	12,261,380	-	12,261,380
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,220,158,680	3,874,491	3,224,033,171
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	340,933,694	2,654,334	343,588,028
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,477,553,095	3,548,533	1,481,101,628
TA Great Lakes Advisors Large Cap Value Service Class	75,766,432	-	75,766,432
TA International Focus Initial Class	50,741,364	2,413,642	53,155,006
TA International Focus Service Class	76,530,362	14,390	76,544,752
TA Janus Balanced Service Class	728,643,342	88,593	728,731,935
TA Janus Mid-Cap Growth Initial Class	61,531,129	3,645,643	65,176,772
TA Janus Mid-Cap Growth Service Class	186,510,909	27,280	186,538,189
TA JPMorgan Asset Allocation - Conservative Initial Class	86,886,501	14,653,425	101,539,926
TA JPMorgan Asset Allocation - Conservative Service Class	499,668,476	1,541,450	501,209,926
TA JPMorgan Asset Allocation - Moderate Initial Class	213,320,555	36,821,497	250,142,052
TA JPMorgan Asset Allocation - Moderate Service Class	3,883,119,818	3,950,536	3,887,070,354
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	330,811,615	27,767,587	358,579,202
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,969,720,292	3,277,152	1,972,997,444
TA JPMorgan Diversified Equity Allocation Initial Class	230,365,192	21,109,481	251,474,673
TA JPMorgan Diversified Equity Allocation Service Class	238,590,174	1,914	238,592,088
TA JPMorgan Enhanced Index Initial Class	154,712,713	14,317,248	169,029,961
TA JPMorgan Enhanced Index Service Class	150,434,870	-	150,434,870
TA JPMorgan International Moderate Growth Initial Class	-	-	-
TA JPMorgan International Moderate Growth Service Class	299,042,498	1,062,934	300,105,432
TA JPMorgan Tactical Allocation Service Class	742,102,044	277,883	742,379,927
TA Madison Diversified Income Service Class	101,640,837	19,754	101,660,591
TA Market Participation Strategy Service Class	256,753,786	196,667	256,950,453
TA Morgan Stanley Global Allocation Service Class	658,901,815	2,868,357	661,770,172
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	178,260,333	-	178,260,333
TA MSCI EAFE Index Service Class	103,891,599	-	103,891,599
TA Multi-Managed Balanced Initial Class	87,271,519	7,003,148	94,274,667
TA Multi-Managed Balanced Service Class	874,974,354	355,977	875,330,331
TA PineBridge Inflation Opportunities Service Class	78,396,549	116,287	78,512,836
TA ProFunds UltraBear Service Class (OAM)	8,878,563	-	8,878,563
TA S&P 500 Index Initial Class	19,466,057	-	19,466,057
TA S&P 500 Index Service Class	905,867,418	-	905,867,418
TA Small/Mid Cap Value Initial Class	80,312,723	3,131,833	83,444,556
TA Small/Mid Cap Value Service Class	181,423,767	7,421	181,431,188
TA T. Rowe Price Small Cap Initial Class	95,837,818	5,502,356	101,340,174
See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA T. Rowe Price Small Cap Service Class	$357,121,571	$137,167	$357,258,738
TA TSW International Equity Initial Class	69,830,185	4,562,516	74,392,701
TA TSW International Equity Service Class	64,753,395	54,728	64,808,123
TA TSW Mid Cap Value Opportunities Service Class	202,493,997	1,740,866	204,234,863
TA WMC US Growth Initial Class	696,517,914	62,612,263	759,130,177
TA WMC US Growth Service Class	905,582,258	586,443	906,168,701
Vanguard® Balanced	68,964,533	-	68,964,533
Vanguard® Capital Growth	6,497,686	-	6,497,686
Vanguard® Conservative Allocation	29,597,102	-	29,597,102
Vanguard® Diversified Value	3,942,804	-	3,942,804
Vanguard® Equity Income	5,238,286	-	5,238,286
Vanguard® Equity Index	23,031,933	106,193	23,138,126
Vanguard® Global Bond Index	1,661,726	-	1,661,726
Vanguard® Growth	17,158,532	-	17,158,532
Vanguard® High Yield Bond	4,002,314	-	4,002,314
Vanguard® International	10,749,282	-	10,749,282
Vanguard® Mid-Cap Index	54,359,071	-	54,359,071
Vanguard® Moderate Allocation	39,266,773	-	39,266,773
Vanguard® Money Market	12,138,572	-	12,138,572
Vanguard® Real Estate Index	10,940,653	12,475	10,953,128
Vanguard® Short-Term Investment Grade	19,842,048	70,845	19,912,893
Vanguard® Total Bond Market Index	22,137,809	-	22,137,809
Vanguard® Total International Stock Market Index	11,407,411	-	11,407,411
Vanguard® Total Stock Market Index	29,702,350	-	29,702,350
Voya Global Perspectives Class S Shares	1,466	-	1,466
See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Balanced Hedged Allocation Class B Shares	AB Large Cap Growth Class B Shares	AB Relative Value Class B Shares	American Funds - Asset Allocation Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 67,924,719	$ 25,855,468	$ 252,527,102	$ 655,500,152

Investment Income:
Reinvested Dividends	1,152,246	-	3,273,828	13,782,874
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,020,730	414,717	3,743,284	10,870,240
Net Investment Income (Loss)	131,516	(414,717)	(469,456)	2,912,634

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,327,235	1,235,892	9,211,829	28,446,610
Realized Gain (Loss) on Investments	(2,068,294)	1,653,050	3,812,408	13,056,630
Net Realized Capital Gains (Losses) on Investments	(741,059)	2,888,942	13,024,237	41,503,240
Net Change in Unrealized Appreciation (Depreciation)	5,081,731	3,215,651	15,163,906	45,316,755
Net Gain (Loss) on Investment	4,340,672	6,104,593	28,188,143	86,819,995

Net Increase (Decrease) in Net Assets Resulting from Operations	4,472,188	5,689,876	27,718,687	89,732,629

Increase (Decrease) in Net Assets from Contract Transactions	(9,849,610)	(3,727,049)	(27,715,375)	(102,120,502)

Total Increase (Decrease) in Net Assets	(5,377,422)	1,962,827	3,312	(12,387,873)

Net Assets as of December 31, 2024:	$ 62,547,297	$ 27,818,295	$ 252,530,414	$ 643,112,279

Investment Income:
Reinvested Dividends	1,155,097	-	2,202,586	12,389,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	947,093	404,088	3,511,265	10,394,104
Net Investment Income (Loss)	208,004	(404,088)	(1,308,679)	1,995,237

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,201,498	2,601,794	20,567,689	45,109,783
Realized Gain (Loss) on Investments	(1,313,555)	1,622,957	3,596,143	15,718,246
Net Realized Capital Gains (Losses) on Investments	1,887,943	4,224,751	24,163,832	60,828,029
Net Change in Unrealized Appreciation (Depreciation)	6,825,168	(968,852)	(2,428,072)	19,617,499
Net Gain (Loss) on Investment	8,713,111	3,255,899	21,735,760	80,445,528

Net Increase (Decrease) in Net Assets Resulting from Operations	8,921,115	2,851,811	20,427,081	82,440,765

Increase (Decrease) in Net Assets from Contract Transactions	(10,464,135)	(3,524,428)	(26,962,081)	(96,532,807)

Total Increase (Decrease) in Net Assets	(1,543,020)	(672,617)	(6,535,000)	(14,092,042)

Net Assets as of December 31, 2025:	$ 61,004,277	$ 27,145,678	$ 245,995,414	$ 629,020,237
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Asset Allocation Class 4 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth Class 4 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 51,793,639	$ 905,289,115	$ 173,243,164	$ 623,307,981

Investment Income:
Reinvested Dividends	1,304,157	3,180,453	436,191	6,987,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	878,183	15,479,177	3,490,525	10,378,449
Net Investment Income (Loss)	425,974	(12,298,724)	(3,054,334)	(3,391,232)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,616,142	22,256,984	5,664,199	29,719,566
Realized Gain (Loss) on Investments	(464,211)	60,256,208	(1,378,724)	35,891,580
Net Realized Capital Gains (Losses) on Investments	2,151,931	82,513,192	4,285,475	65,611,146
Net Change in Unrealized Appreciation (Depreciation)	5,498,105	178,367,718	63,002,585	68,552,976
Net Gain (Loss) on Investment	7,650,036	260,880,910	67,288,060	134,164,122

Net Increase (Decrease) in Net Assets Resulting from Operations	8,076,010	248,582,186	64,233,726	130,772,890

Increase (Decrease) in Net Assets from Contract Transactions	10,806,792	(145,371,781)	119,884,003	(104,253,033)

Total Increase (Decrease) in Net Assets	18,882,802	103,210,405	184,117,729	26,519,857

Net Assets as of December 31, 2024:	$ 70,676,441	$ 1,008,499,520	$ 357,360,893	$ 649,827,838

Investment Income:
Reinvested Dividends	1,589,290	1,554,682	562,425	5,659,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,143,227	15,985,471	6,163,477	10,070,204
Net Investment Income (Loss)	446,063	(14,430,789)	(5,601,052)	(4,410,599)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,560,901	79,449,782	35,202,494	107,504,475
Realized Gain (Loss) on Investments	(211,621)	77,910,703	3,175,214	37,656,048
Net Realized Capital Gains (Losses) on Investments	5,349,280	157,360,485	38,377,708	145,160,523
Net Change in Unrealized Appreciation (Depreciation)	4,895,515	26,093,140	46,338,034	(44,851,413)
Net Gain (Loss) on Investment	10,244,795	183,453,625	84,715,742	100,309,110

Net Increase (Decrease) in Net Assets Resulting from Operations	10,690,858	169,022,836	79,114,690	95,898,511

Increase (Decrease) in Net Assets from Contract Transactions	13,125,674	(154,189,178)	151,680,305	(106,617,550)

Total Increase (Decrease) in Net Assets	23,816,532	14,833,658	230,794,995	(10,719,039)

Net Assets as of December 31, 2025:	$ 94,492,973	$ 1,023,333,178	$ 588,155,888	$ 639,108,799
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Growth-Income Class 4 Shares	American Funds - International Class 2 Shares	American Funds - International Class 4 Shares	American Funds - New World Class 4 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 88,521,439	$ 202,507,533	$ 24,678,048	$ 13,127,105

Investment Income:
Reinvested Dividends	1,345,720	2,316,803	338,257	218,816
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,669,500	3,211,209	402,979	228,462
Net Investment Income (Loss)	(323,780)	(894,406)	(64,722)	(9,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,383,686	-	-	76,727
Realized Gain (Loss) on Investments	405,245	(2,362,266)	(785,380)	(218,272)
Net Realized Capital Gains (Losses) on Investments	5,788,931	(2,362,266)	(785,380)	(141,545)
Net Change in Unrealized Appreciation (Depreciation)	17,739,434	7,499,803	782,692	748,658
Net Gain (Loss) on Investment	23,528,365	5,137,537	(2,688)	607,113

Net Increase (Decrease) in Net Assets Resulting from Operations	23,204,585	4,243,131	(67,410)	597,467

Increase (Decrease) in Net Assets from Contract Transactions	55,254,934	(23,503,302)	9,964,708	5,843,031

Total Increase (Decrease) in Net Assets	78,459,519	(19,260,171)	9,897,298	6,440,498

Net Assets as of December 31, 2024:	$ 166,980,958	$ 183,247,362	$ 34,575,346	$ 19,567,603

Investment Income:
Reinvested Dividends	1,604,039	2,506,971	593,091	258,788
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,677,398	3,024,062	589,245	331,280
Net Investment Income (Loss)	(1,073,359)	(517,091)	3,846	(72,492)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,916,017	-	-	947,380
Realized Gain (Loss) on Investments	949,789	822,158	(745,988)	34,154
Net Realized Capital Gains (Losses) on Investments	33,865,806	822,158	(745,988)	981,534
Net Change in Unrealized Appreciation (Depreciation)	(1,829,139)	42,359,397	10,692,654	4,699,112
Net Gain (Loss) on Investment	32,036,667	43,181,555	9,946,666	5,680,646

Net Increase (Decrease) in Net Assets Resulting from Operations	30,963,308	42,664,464	9,950,512	5,608,154

Increase (Decrease) in Net Assets from Contract Transactions	44,751,046	(23,159,278)	11,803,514	6,535,826

Total Increase (Decrease) in Net Assets	75,714,354	19,505,186	21,754,026	12,143,980

Net Assets as of December 31, 2025:	$ 242,695,312	$ 202,752,548	$ 56,329,372	$ 31,711,583
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 4 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 205,754,769	$ 23,472,254	$ 18,096,054	$ 7,932,144

Investment Income:
Reinvested Dividends	8,155,782	1,360,854	373,653	103,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,223,608	406,968	285,543	122,400
Net Investment Income (Loss)	4,932,174	953,886	88,110	(18,626)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,342,954	486,385
Realized Gain (Loss) on Investments	(5,530,333)	(946,978)	(72,740)	88,686
Net Realized Capital Gains (Losses) on Investments	(5,530,333)	(946,978)	1,270,214	575,071
Net Change in Unrealized Appreciation (Depreciation)	(348,713)	61,459	190,070	25,510
Net Gain (Loss) on Investment	(5,879,046)	(885,519)	1,460,284	600,581

Net Increase (Decrease) in Net Assets Resulting from Operations	(946,872)	68,367	1,548,394	581,955

Increase (Decrease) in Net Assets from Contract Transactions	(9,447,545)	11,526,669	(1,611,545)	(787,173)

Total Increase (Decrease) in Net Assets	(10,394,417)	11,595,036	(63,151)	(205,218)

Net Assets as of December 31, 2024:	$ 195,360,352	$ 35,067,290	$ 18,032,903	$ 7,726,926

Investment Income:
Reinvested Dividends	8,106,503	1,636,108	379,678	265,520
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,092,990	506,705	281,886	119,474
Net Investment Income (Loss)	5,013,513	1,129,403	97,792	146,046

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,297,364	611,996
Realized Gain (Loss) on Investments	(6,983,758)	(469,281)	(24,533)	88,261
Net Realized Capital Gains (Losses) on Investments	(6,983,758)	(469,281)	2,272,831	700,257
Net Change in Unrealized Appreciation (Depreciation)	12,461,355	1,423,374	1,387,570	448,790
Net Gain (Loss) on Investment	5,477,597	954,093	3,660,401	1,149,047

Net Increase (Decrease) in Net Assets Resulting from Operations	10,491,110	2,083,496	3,758,193	1,295,093

Increase (Decrease) in Net Assets from Contract Transactions	(16,442,480)	5,828,325	(2,131,320)	(879,810)

Total Increase (Decrease) in Net Assets	(5,951,370)	7,911,821	1,626,873	415,283

Net Assets as of December 31, 2025:	$ 189,408,982	$ 42,979,111	$ 19,659,776	$ 8,142,209
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock High Yield V.I. Class I Shares	Columbia - Acorn	Columbia - Acorn International	Dimensional VA Equity Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,614,880	$ -	$ 169,801	$ 1,729,713

Investment Income:
Reinvested Dividends	180,972	-	2,155	38,446
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,973	-	789	6,391
Net Investment Income (Loss)	141,999	-	1,366	32,055

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	24,304
Realized Gain (Loss) on Investments	(16,226)	-	(6,530)	5,895
Net Realized Capital Gains (Losses) on Investments	(16,226)	-	(6,530)	30,199
Net Change in Unrealized Appreciation (Depreciation)	43,062	-	(8,934)	194,546
Net Gain (Loss) on Investment	26,836	-	(15,464)	224,745

Net Increase (Decrease) in Net Assets Resulting from Operations	168,835	-	(14,098)	256,800

Increase (Decrease) in Net Assets from Contract Transactions	(213,715)	-	(12,535)	132,636

Total Increase (Decrease) in Net Assets	(44,880)	-	(26,633)	389,436

Net Assets as of December 31, 2024:	$ 2,570,000	$ -	$ 143,168	$ 2,119,149

Investment Income:
Reinvested Dividends	171,602	-	2,687	63,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,170	-	1,020	8,062
Net Investment Income (Loss)	133,432	-	1,667	55,503

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,350	-	712	38,647
Realized Gain (Loss) on Investments	(23,870)	-	(5,636)	8,458
Net Realized Capital Gains (Losses) on Investments	(18,520)	-	(4,924)	47,105
Net Change in Unrealized Appreciation (Depreciation)	70,228	-	13,242	365,812
Net Gain (Loss) on Investment	51,708	-	8,318	412,917

Net Increase (Decrease) in Net Assets Resulting from Operations	185,140	-	9,985	468,420

Increase (Decrease) in Net Assets from Contract Transactions	(274,354)	-	143,128	751,956

Total Increase (Decrease) in Net Assets	(89,214)	-	153,113	1,220,376

Net Assets as of December 31, 2025:	$ 2,480,786	$ -	$ 296,281	$ 3,339,525
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA Global Bond	Dimensional VA Global Moderate Allocation	Dimensional VA International Small	Dimensional VA International Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,909,169	$ 712,676	$ 859,817	$ 1,103,871

Investment Income:
Reinvested Dividends	155,360	36,785	33,744	65,371
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,766	3,093	2,560	3,909
Net Investment Income (Loss)	118,594	33,692	31,184	61,462

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,855	26,390	33,738
Realized Gain (Loss) on Investments	(30,411)	2,084	(3,947)	5,743
Net Realized Capital Gains (Losses) on Investments	(30,411)	9,939	22,443	39,481
Net Change in Unrealized Appreciation (Depreciation)	34,578	68,989	(26,217)	(28,616)
Net Gain (Loss) on Investment	4,167	78,928	(3,774)	10,865

Net Increase (Decrease) in Net Assets Resulting from Operations	122,761	112,620	27,410	72,327

Increase (Decrease) in Net Assets from Contract Transactions	205,953	637,262	101,518	478,291

Total Increase (Decrease) in Net Assets	328,714	749,882	128,928	550,618

Net Assets as of December 31, 2024:	$ 3,237,883	$ 1,462,558	$ 988,745	$ 1,654,489

Investment Income:
Reinvested Dividends	211,461	80,635	46,516	98,272
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,081	5,669	3,567	6,081
Net Investment Income (Loss)	156,380	74,966	42,949	92,191

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	30,104	56,280	71,534
Realized Gain (Loss) on Investments	(21,080)	126,513	(4,004)	40,619
Net Realized Capital Gains (Losses) on Investments	(21,080)	156,617	52,276	112,153
Net Change in Unrealized Appreciation (Depreciation)	(10,369)	9,999	288,099	579,224
Net Gain (Loss) on Investment	(31,449)	166,616	340,375	691,377

Net Increase (Decrease) in Net Assets Resulting from Operations	124,931	241,582	383,324	783,568

Increase (Decrease) in Net Assets from Contract Transactions	1,794,180	1,606,288	169,743	136,404

Total Increase (Decrease) in Net Assets	1,919,111	1,847,870	553,067	919,972

Net Assets as of December 31, 2025:	$ 5,156,994	$ 3,310,428	$ 1,541,812	$ 2,574,461
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value	Dimensional VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,532,735	$ 1,594,443	$ 1,311,280	$ 474,442,207

Investment Income:
Reinvested Dividends	127,737	54,108	23,151	8,196,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,980	7,389	4,205	6,729,059
Net Investment Income (Loss)	121,757	46,719	18,946	1,467,403

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	272,615	112,779	16,233,754
Realized Gain (Loss) on Investments	14,043	26,502	(2,764)	19,171,814
Net Realized Capital Gains (Losses) on Investments	14,043	299,117	110,015	35,405,568
Net Change in Unrealized Appreciation (Depreciation)	(34,350)	(105,891)	(15,013)	27,069,570
Net Gain (Loss) on Investment	(20,307)	193,226	95,002	62,475,138

Net Increase (Decrease) in Net Assets Resulting from Operations	101,450	239,945	113,948	63,942,541

Increase (Decrease) in Net Assets from Contract Transactions	1,044,772	850,564	326,185	(50,160,822)

Total Increase (Decrease) in Net Assets	1,146,222	1,090,509	440,133	13,781,719

Net Assets as of December 31, 2024:	$ 2,678,957	$ 2,684,952	$ 1,751,413	$ 488,223,926

Investment Income:
Reinvested Dividends	145,278	61,532	42,735	7,361,987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,773	9,567	5,495	6,537,641
Net Investment Income (Loss)	135,505	51,965	37,240	824,346

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	192,192	193,341	25,245,139
Realized Gain (Loss) on Investments	6,140	18,870	(9,735)	21,483,379
Net Realized Capital Gains (Losses) on Investments	6,140	211,062	183,606	46,728,518
Net Change in Unrealized Appreciation (Depreciation)	(6,871)	186,613	(41,568)	11,880,760
Net Gain (Loss) on Investment	(731)	397,675	142,038	58,609,278

Net Increase (Decrease) in Net Assets Resulting from Operations	134,774	449,640	179,278	59,433,624

Increase (Decrease) in Net Assets from Contract Transactions	288,266	294,587	532,571	(64,985,087)

Total Increase (Decrease) in Net Assets	423,040	744,227	711,849	(5,551,463)

Net Assets as of December 31, 2025:	$ 3,101,997	$ 3,429,179	$ 2,463,262	$ 482,672,463
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Energy Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,142,722	$ 95,817	$ 818,065,180	$ 17,617,012

Investment Income:
Reinvested Dividends	135,577	194	311,154	454,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,227	701	13,146,034	312,773
Net Investment Income (Loss)	38,350	(507)	(12,834,880)	141,399

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	133,134	12,139	116,396,831	-
Realized Gain (Loss) on Investments	35,140	2,271	65,312,615	701,250
Net Realized Capital Gains (Losses) on Investments	168,274	14,410	181,709,446	701,250
Net Change in Unrealized Appreciation (Depreciation)	13,863	14,689	82,676,713	(562,509)
Net Gain (Loss) on Investment	182,137	29,099	264,386,159	138,741

Net Increase (Decrease) in Net Assets Resulting from Operations	220,487	28,592	251,551,279	280,140

Increase (Decrease) in Net Assets from Contract Transactions	999,518	(16,315)	(71,556,173)	4,478,112

Total Increase (Decrease) in Net Assets	1,220,005	12,277	179,995,106	4,758,252

Net Assets as of December 31, 2024:	$ 6,362,727	$ 108,094	$ 998,060,286	$ 22,375,264

Investment Income:
Reinvested Dividends	154,874	166	-	443,648
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,882	773	14,138,641	337,020
Net Investment Income (Loss)	38,992	(607)	(14,138,641)	106,628

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	382,330	18,856	173,795,120	-
Realized Gain (Loss) on Investments	(138,348)	1,556	71,481,958	400,364
Net Realized Capital Gains (Losses) on Investments	243,982	20,412	245,277,078	400,364
Net Change in Unrealized Appreciation (Depreciation)	(612,320)	2,123	(44,533,285)	1,447,108
Net Gain (Loss) on Investment	(368,338)	22,535	200,743,793	1,847,472

Net Increase (Decrease) in Net Assets Resulting from Operations	(329,346)	21,928	186,605,152	1,954,100

Increase (Decrease) in Net Assets from Contract Transactions	2,003,246	(2,779)	(76,721,539)	(97,671)

Total Increase (Decrease) in Net Assets	1,673,900	19,149	109,883,613	1,856,429

Net Assets as of December 31, 2025:	$ 8,036,627	$ 127,243	$ 1,107,943,899	$ 24,231,693
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 53,451	$ 30,367,510	$ 31,107	$ 34,909,236

Investment Income:
Reinvested Dividends	1,030	487,594	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410	477,125	277	587,950
Net Investment Income (Loss)	620	10,469	(277)	(587,950)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,357	1,839,936	7,948	8,678,782
Realized Gain (Loss) on Investments	755	948,251	1,161	2,010,828
Net Realized Capital Gains (Losses) on Investments	4,112	2,788,187	9,109	10,689,610
Net Change in Unrealized Appreciation (Depreciation)	2,931	1,134,125	112	(760,132)
Net Gain (Loss) on Investment	7,043	3,922,312	9,221	9,929,478

Net Increase (Decrease) in Net Assets Resulting from Operations	7,663	3,932,781	8,944	9,341,528

Increase (Decrease) in Net Assets from Contract Transactions	(2,294)	(3,765,319)	(2,032)	(2,917,018)

Total Increase (Decrease) in Net Assets	5,369	167,462	6,912	6,424,510

Net Assets as of December 31, 2024:	$ 58,820	$ 30,534,972	$ 38,019	$ 41,333,746

Investment Income:
Reinvested Dividends	1,131	492,286	112	19,097
Investment Expense:
Mortality and Expense Risk and Administrative Charges	436	468,077	293	593,334
Net Investment Income (Loss)	695	24,209	(181)	(574,237)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,490	1,752,358	4,968	5,166,594
Realized Gain (Loss) on Investments	879	1,496,370	1,210	2,517,324
Net Realized Capital Gains (Losses) on Investments	4,369	3,248,728	6,178	7,683,918
Net Change in Unrealized Appreciation (Depreciation)	5,344	1,593,107	(925)	(2,285,801)
Net Gain (Loss) on Investment	9,713	4,841,835	5,253	5,398,117

Net Increase (Decrease) in Net Assets Resulting from Operations	10,408	4,866,044	5,072	4,823,880

Increase (Decrease) in Net Assets from Contract Transactions	(2,574)	(4,045,000)	(2,393)	(6,525,767)

Total Increase (Decrease) in Net Assets	7,834	821,044	2,679	(1,701,887)

Net Assets as of December 31, 2025:	$ 66,654	$ 31,356,016	$ 40,698	$ 39,631,859
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,839,309	$ 16,350,368	$ 57,825	$ 340,699,765

Investment Income:
Reinvested Dividends	-	-	365	1,273,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,633	290,575	419	5,203,672
Net Investment Income (Loss)	(49,633)	(290,575)	(54)	(3,929,857)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,451	49,297,151
Realized Gain (Loss) on Investments	332,924	(52,324)	703	9,235,169
Net Realized Capital Gains (Losses) on Investments	332,924	(52,324)	9,154	58,532,320
Net Change in Unrealized Appreciation (Depreciation)	697,664	757,567	460	(2,744,550)
Net Gain (Loss) on Investment	1,030,588	705,243	9,614	55,787,770

Net Increase (Decrease) in Net Assets Resulting from Operations	980,955	414,668	9,560	51,857,913

Increase (Decrease) in Net Assets from Contract Transactions	(526,022)	4,903,067	2,991	(17,217,945)

Total Increase (Decrease) in Net Assets	454,933	5,317,735	12,551	34,639,968

Net Assets as of December 31, 2024:	$ 3,294,242	$ 21,668,103	$ 70,376	$ 375,339,733

Investment Income:
Reinvested Dividends	-	43,817	205	908,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,488	356,268	436	5,194,537
Net Investment Income (Loss)	(52,488)	(312,451)	(231)	(4,285,695)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,449	1,560,758	6,391	44,216,555
Realized Gain (Loss) on Investments	180,315	(68,077)	3,656	3,995,280
Net Realized Capital Gains (Losses) on Investments	228,764	1,492,681	10,047	48,211,835
Net Change in Unrealized Appreciation (Depreciation)	451,685	2,162,794	(2,622)	(8,684,664)
Net Gain (Loss) on Investment	680,449	3,655,475	7,425	39,527,171

Net Increase (Decrease) in Net Assets Resulting from Operations	627,961	3,343,024	7,194	35,241,476

Increase (Decrease) in Net Assets from Contract Transactions	(227,063)	3,147,674	(27,552)	(23,548,721)

Total Increase (Decrease) in Net Assets	400,898	6,490,698	(20,358)	11,692,755

Net Assets as of December 31, 2025:	$ 3,695,140	$ 28,158,801	$ 50,018	$ 387,032,488
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Technology Initial Class	Fidelity® VIP Utilities Initial Class	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 43,654,201	$ 5,546,884	$ 507,495	$ 241,899,996

Investment Income:
Reinvested Dividends	-	162,401	4,559	1,892,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,245,647	122,924	3,333	3,429,119
Net Investment Income (Loss)	(1,245,647)	39,477	1,226	(1,536,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,663,299	348,039	63,130	33,750,491
Realized Gain (Loss) on Investments	3,699,462	115,318	30,217	8,449,711
Net Realized Capital Gains (Losses) on Investments	6,362,761	463,357	93,347	42,200,202
Net Change in Unrealized Appreciation (Depreciation)	13,938,097	1,082,555	(48,677)	(22,574,048)
Net Gain (Loss) on Investment	20,300,858	1,545,912	44,670	19,626,154

Net Increase (Decrease) in Net Assets Resulting from Operations	19,055,211	1,585,389	45,896	18,089,243

Increase (Decrease) in Net Assets from Contract Transactions	37,858,345	2,641,583	(112,399)	(18,936,944)

Total Increase (Decrease) in Net Assets	56,913,556	4,226,972	(66,503)	(847,701)

Net Assets as of December 31, 2024:	$ 100,567,757	$ 9,773,856	$ 440,992	$ 241,052,295

Investment Income:
Reinvested Dividends	-	269,367	4,019	1,795,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,176,285	216,821	2,597	3,148,307
Net Investment Income (Loss)	(2,176,285)	52,546	1,422	(1,352,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,555,499	526,469	15,848	9,195,915
Realized Gain (Loss) on Investments	6,761,146	403,430	7,988	1,739,707
Net Realized Capital Gains (Losses) on Investments	15,316,645	929,899	23,836	10,935,622
Net Change in Unrealized Appreciation (Depreciation)	13,097,617	388,151	657	3,872,612
Net Gain (Loss) on Investment	28,414,262	1,318,050	24,493	14,808,234

Net Increase (Decrease) in Net Assets Resulting from Operations	26,237,977	1,370,596	25,915	13,455,859

Increase (Decrease) in Net Assets from Contract Transactions	36,141,011	5,351,467	(88,642)	(20,492,134)

Total Increase (Decrease) in Net Assets	62,378,988	6,722,063	(62,727)	(7,036,275)

Net Assets as of December 31, 2025:	$ 162,946,745	$ 16,495,919	$ 378,265	$ 234,016,020
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 46,977,467	$ 34,524,329	$ 8,898,993	$ 12,776,212

Investment Income:
Reinvested Dividends	859,193	1,726,540	171,881	293,011
Investment Expense:
Mortality and Expense Risk and Administrative Charges	760,789	493,681	132,522	186,897
Net Investment Income (Loss)	98,404	1,232,859	39,359	106,114

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	141,457	178,742	-
Realized Gain (Loss) on Investments	(2,618,975)	(387,054)	(238,549)	30,857
Net Realized Capital Gains (Losses) on Investments	(2,618,975)	(245,597)	(59,807)	30,857
Net Change in Unrealized Appreciation (Depreciation)	5,729,316	843,264	841,089	(383,553)
Net Gain (Loss) on Investment	3,110,341	597,667	781,282	(352,696)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,208,745	1,830,526	820,641	(246,582)

Increase (Decrease) in Net Assets from Contract Transactions	(7,680,357)	(4,890,738)	(1,276,233)	(1,750,691)

Total Increase (Decrease) in Net Assets	(4,471,612)	(3,060,212)	(455,592)	(1,997,273)

Net Assets as of December 31, 2024:	$ 42,505,855	$ 31,464,117	$ 8,443,401	$ 10,778,939

Investment Income:
Reinvested Dividends	730,830	1,559,733	163,067	269,455
Investment Expense:
Mortality and Expense Risk and Administrative Charges	683,207	453,496	122,391	176,362
Net Investment Income (Loss)	47,623	1,106,237	40,676	93,093

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,631,034	327,850	803,435	752,378
Realized Gain (Loss) on Investments	(1,575,313)	(221,391)	(166,495)	96,072
Net Realized Capital Gains (Losses) on Investments	55,721	106,459	636,940	848,450
Net Change in Unrealized Appreciation (Depreciation)	4,068,256	1,935,002	93,890	1,811,150
Net Gain (Loss) on Investment	4,123,977	2,041,461	730,830	2,659,600

Net Increase (Decrease) in Net Assets Resulting from Operations	4,171,600	3,147,698	771,506	2,752,693

Increase (Decrease) in Net Assets from Contract Transactions	(7,668,479)	(4,717,607)	(1,111,498)	(1,567,171)

Total Increase (Decrease) in Net Assets	(3,496,879)	(1,569,909)	(339,992)	1,185,522

Net Assets as of December 31, 2025:	$ 39,008,976	$ 29,894,208	$ 8,103,409	$ 11,964,461
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,380,977	$ 17,081,165	$ 18,716,834	$ 2,587,633

Investment Income:
Reinvested Dividends	-	107,278	119,691	23,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91,124	253,402	302,052	39,936
Net Investment Income (Loss)	(91,124)	(146,124)	(182,361)	(16,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	758,553	670,446	145,565
Realized Gain (Loss) on Investments	105,654	861,551	1,834,868	19,281
Net Realized Capital Gains (Losses) on Investments	105,654	1,620,104	2,505,314	164,846
Net Change in Unrealized Appreciation (Depreciation)	1,659,554	700,633	1,548,912	137,738
Net Gain (Loss) on Investment	1,765,208	2,320,737	4,054,226	302,584

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,084	2,174,613	3,871,865	285,673

Increase (Decrease) in Net Assets from Contract Transactions	(596,188)	(3,699,709)	(2,322,192)	(83,306)

Total Increase (Decrease) in Net Assets	1,077,896	(1,525,096)	1,549,673	202,367

Net Assets as of December 31, 2024:	$ 6,458,873	$ 15,556,069	$ 20,266,507	$ 2,790,000

Investment Income:
Reinvested Dividends	-	26,329	118,774	39,271
Investment Expense:
Mortality and Expense Risk and Administrative Charges	93,228	219,146	301,917	39,535
Net Investment Income (Loss)	(93,228)	(192,817)	(183,143)	(264)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	647,339	1,253,913	1,798,069	254,662
Realized Gain (Loss) on Investments	150,173	323,458	2,092,750	16,633
Net Realized Capital Gains (Losses) on Investments	797,512	1,577,371	3,890,819	271,295
Net Change in Unrealized Appreciation (Depreciation)	(129,523)	(588,534)	(195,950)	(143,252)
Net Gain (Loss) on Investment	667,989	988,837	3,694,869	128,043

Net Increase (Decrease) in Net Assets Resulting from Operations	574,761	796,020	3,511,726	127,779

Increase (Decrease) in Net Assets from Contract Transactions	(664,789)	(2,370,568)	(3,272,888)	(177,188)

Total Increase (Decrease) in Net Assets	(90,028)	(1,574,548)	238,838	(49,409)

Net Assets as of December 31, 2025:	$ 6,368,845	$ 13,981,521	$ 20,505,345	$ 2,740,591
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	Putnam VT International Value Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2023:	$ 26,715,569	$ 27,972,116	$ 2,828	$ -

Investment Income:
Reinvested Dividends	-	627,476	40	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,964	405,914	19	-
Net Investment Income (Loss)	(384,964)	221,562	21	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,345,927	-	-
Realized Gain (Loss) on Investments	(3,258,504)	228,490	5	-
Net Realized Capital Gains (Losses) on Investments	(3,258,504)	1,574,417	5	-
Net Change in Unrealized Appreciation (Depreciation)	4,899,680	(193,959)	124	-
Net Gain (Loss) on Investment	1,641,176	1,380,458	129	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,256,212	1,602,020	150	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,370,935)	(3,838,916)	(54)	-

Total Increase (Decrease) in Net Assets	(3,114,723)	(2,236,896)	96	-

Net Assets as of December 31, 2024:	$ 23,600,846	$ 25,735,220	$ 2,924	$ -

Investment Income:
Reinvested Dividends	-	627,343	10	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336,017	370,537	22	116
Net Investment Income (Loss)	(336,017)	256,806	(12)	(116)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,845,676	-	-
Realized Gain (Loss) on Investments	(2,060,752)	135,324	13	6
Net Realized Capital Gains (Losses) on Investments	(2,060,752)	1,981,000	13	6
Net Change in Unrealized Appreciation (Depreciation)	4,696,712	(14,795)	1,006	2,834
Net Gain (Loss) on Investment	2,635,960	1,966,205	1,019	2,840

Net Increase (Decrease) in Net Assets Resulting from Operations	2,299,943	2,223,011	1,007	2,724

Increase (Decrease) in Net Assets from Contract Transactions	(3,346,602)	(2,986,130)	(54)	267,316

Total Increase (Decrease) in Net Assets	(1,046,659)	(763,119)	953	270,040

Net Assets as of December 31, 2025:	$ 22,554,187	$ 24,972,101	$ 3,877	$ 270,040
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon Bond Initial Class	TA Aegon Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 38,814,247	$ 66,957,043	$ 107,006,368	$ 447,343,314

Investment Income:
Reinvested Dividends	1,629,240	1,011,919	4,421,956	16,501,586
Investment Expense:
Mortality and Expense Risk and Administrative Charges	601,389	827,940	1,678,426	5,619,211
Net Investment Income (Loss)	1,027,851	183,979	2,743,530	10,882,375

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,906	807,633	-	-
Realized Gain (Loss) on Investments	(466,447)	2,345,680	(2,700,129)	(14,019,706)
Net Realized Capital Gains (Losses) on Investments	(458,541)	3,153,313	(2,700,129)	(14,019,706)
Net Change in Unrealized Appreciation (Depreciation)	2,875,795	3,969,660	463,357	5,407,137
Net Gain (Loss) on Investment	2,417,254	7,122,973	(2,236,772)	(8,612,569)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,445,105	7,306,952	506,758	2,269,806

Increase (Decrease) in Net Assets from Contract Transactions	(4,246,853)	(6,419,928)	(2,068,509)	(51,818,644)

Total Increase (Decrease) in Net Assets	(801,748)	887,024	(1,561,751)	(49,548,838)

Net Assets as of December 31, 2024:	$ 38,012,499	$ 67,844,067	$ 105,444,617	$ 397,794,476

Investment Income:
Reinvested Dividends	859,245	1,446,299	6,839,854	23,462,058
Investment Expense:
Mortality and Expense Risk and Administrative Charges	589,743	802,164	1,674,661	5,031,531
Net Investment Income (Loss)	269,502	644,135	5,165,193	18,430,527

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,676,116	3,798,707	-	-
Realized Gain (Loss) on Investments	647,382	2,516,108	(3,367,148)	(13,398,758)
Net Realized Capital Gains (Losses) on Investments	2,323,498	6,314,815	(3,367,148)	(13,398,758)
Net Change in Unrealized Appreciation (Depreciation)	2,350,398	1,661,924	3,786,919	14,899,820
Net Gain (Loss) on Investment	4,673,896	7,976,739	419,771	1,501,062

Net Increase (Decrease) in Net Assets Resulting from Operations	4,943,398	8,620,874	5,584,964	19,931,589

Increase (Decrease) in Net Assets from Contract Transactions	(2,750,305)	(5,717,314)	(5,404,727)	(54,041,553)

Total Increase (Decrease) in Net Assets	2,193,093	2,903,560	180,237	(34,109,964)

Net Assets as of December 31, 2025:	$ 40,205,592	$ 70,747,627	$ 105,624,854	$ 363,684,512
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 228,615,006	$ 45,902,229	$ 113,332,925	$ 180,433,120

Investment Income:
Reinvested Dividends	10,658,796	2,321,305	5,132,267	3,912,614
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,784,695	691,718	1,487,289	2,827,966
Net Investment Income (Loss)	7,874,101	1,629,587	3,644,978	1,084,648

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(5,917,544)	(625,776)	(1,791,257)	(107,327)
Net Realized Capital Gains (Losses) on Investments	(5,917,544)	(625,776)	(1,791,257)	(107,327)
Net Change in Unrealized Appreciation (Depreciation)	(2,118,193)	1,587,481	4,197,107	25,682,875
Net Gain (Loss) on Investment	(8,035,737)	961,705	2,405,850	25,575,548

Net Increase (Decrease) in Net Assets Resulting from Operations	(161,636)	2,591,292	6,050,828	26,660,196

Increase (Decrease) in Net Assets from Contract Transactions	(14,746,176)	(2,424,642)	(11,077,773)	(20,485,299)

Total Increase (Decrease) in Net Assets	(14,907,812)	166,650	(5,026,945)	6,174,897

Net Assets as of December 31, 2024:	$ 213,707,194	$ 46,068,879	$ 108,305,980	$ 186,608,017

Investment Income:
Reinvested Dividends	4,413,939	3,078,934	6,917,124	3,103,145
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,568,231	667,510	1,427,879	2,716,097
Net Investment Income (Loss)	1,845,708	2,411,424	5,489,245	387,048

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,772,411
Realized Gain (Loss) on Investments	(7,915,698)	(504,197)	(926,431)	(363,772)
Net Realized Capital Gains (Losses) on Investments	(7,915,698)	(504,197)	(926,431)	1,408,639
Net Change in Unrealized Appreciation (Depreciation)	17,028,112	1,040,940	2,400,631	14,924,975
Net Gain (Loss) on Investment	9,112,414	536,743	1,474,200	16,333,614

Net Increase (Decrease) in Net Assets Resulting from Operations	10,958,122	2,948,167	6,963,445	16,720,662

Increase (Decrease) in Net Assets from Contract Transactions	(23,158,765)	(4,685,497)	(8,262,870)	(23,291,288)

Total Increase (Decrease) in Net Assets	(12,200,643)	(1,737,330)	(1,299,425)	(6,570,626)

Net Assets as of December 31, 2025:	$ 201,506,551	$ 44,331,549	$ 107,006,555	$ 180,037,391
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 104,927,601	$ 47,656,473	$ 205,897,859	$ 820,781,783

Investment Income:
Reinvested Dividends	1,967,289	1,659,428	5,141,146	13,001,994
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,500,005	745,481	2,362,748	10,814,625
Net Investment Income (Loss)	467,284	913,947	2,778,398	2,187,369

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	12,307,443
Realized Gain (Loss) on Investments	(690,432)	(2,909,695)	(8,863,664)	7,336,366
Net Realized Capital Gains (Losses) on Investments	(690,432)	(2,909,695)	(8,863,664)	19,643,809
Net Change in Unrealized Appreciation (Depreciation)	15,399,743	1,291,504	4,125,544	78,785,680
Net Gain (Loss) on Investment	14,709,311	(1,618,191)	(4,738,120)	98,429,489

Net Increase (Decrease) in Net Assets Resulting from Operations	15,176,595	(704,244)	(1,959,722)	100,616,858

Increase (Decrease) in Net Assets from Contract Transactions	(13,421,992)	(2,017,843)	(61,500,440)	(117,002,170)

Total Increase (Decrease) in Net Assets	1,754,603	(2,722,087)	(63,460,162)	(16,385,312)

Net Assets as of December 31, 2024:	$ 106,682,204	$ 44,934,386	$ 142,437,697	$ 804,396,471

Investment Income:
Reinvested Dividends	1,542,650	1,694,925	4,183,593	12,274,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,452,269	721,710	1,730,582	9,950,134
Net Investment Income (Loss)	90,381	973,215	2,453,011	2,324,246

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,041,360	-	-	42,972,354
Realized Gain (Loss) on Investments	1,455,040	(1,961,727)	(5,409,692)	8,658,280
Net Realized Capital Gains (Losses) on Investments	2,496,400	(1,961,727)	(5,409,692)	51,630,634
Net Change in Unrealized Appreciation (Depreciation)	7,037,196	2,762,214	8,149,222	18,624,620
Net Gain (Loss) on Investment	9,533,596	800,487	2,739,530	70,255,254

Net Increase (Decrease) in Net Assets Resulting from Operations	9,623,977	1,773,702	5,192,541	72,579,500

Increase (Decrease) in Net Assets from Contract Transactions	(10,926,732)	(4,533,496)	(40,024,020)	(133,338,180)

Total Increase (Decrease) in Net Assets	(1,302,755)	(2,759,794)	(34,831,479)	(60,758,680)

Net Assets as of December 31, 2025:	$ 105,379,449	$ 42,174,592	$ 107,606,218	$ 743,637,791
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 114,069,224	$ 581,963,174	$ 204,995,116

Investment Income:
Reinvested Dividends	5,432,043	25,081,369	4,339,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,813,650	6,992,622	2,498,644
Net Investment Income (Loss)	3,618,393	18,088,747	1,841,150

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	(5,237,153)
Net Realized Capital Gains (Losses) on Investments	-	-	(5,237,153)
Net Change in Unrealized Appreciation (Depreciation)	-	-	13,387,066
Net Gain (Loss) on Investment	-	-	8,149,913

Net Increase (Decrease) in Net Assets Resulting from Operations	3,618,393	18,088,747	9,991,063

Increase (Decrease) in Net Assets from Contract Transactions	(12,589,980)	(114,821,984)	(30,865,936)

Total Increase (Decrease) in Net Assets	(8,971,587)	(96,733,237)	(20,874,873)

Net Assets as of December 31, 2024:	$ 105,097,637	$ 485,229,937	$ 184,120,243

Investment Income:
Reinvested Dividends	4,059,166	17,140,372	4,368,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,726,182	5,914,457	2,186,610
Net Investment Income (Loss)	2,332,984	11,225,915	2,182,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	(3,082,245)
Net Realized Capital Gains (Losses) on Investments	-	-	(3,082,245)
Net Change in Unrealized Appreciation (Depreciation)	-	-	12,978,873
Net Gain (Loss) on Investment	-	-	9,896,628

Net Increase (Decrease) in Net Assets Resulting from Operations	2,332,984	11,225,915	12,078,658

Increase (Decrease) in Net Assets from Contract Transactions	(3,570,723)	(85,095,562)	(28,154,310)

Total Increase (Decrease) in Net Assets	(1,237,739)	(73,869,647)	(16,075,652)

Net Assets as of December 31, 2025:	$ 103,859,898	$ 411,360,290	$ 168,044,591
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 869,676,856	$ 305,012,048	$ 674,821,416

Investment Income:
Reinvested Dividends	15,484,201	4,724,959	12,808,522
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,133,169	4,118,276	8,568,108
Net Investment Income (Loss)	4,351,032	606,683	4,240,414

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(15,403,827)	2,297,530	(7,457,067)
Net Realized Capital Gains (Losses) on Investments	(15,403,827)	2,297,530	(7,457,067)
Net Change in Unrealized Appreciation (Depreciation)	74,733,251	29,105,194	50,653,731
Net Gain (Loss) on Investment	59,329,424	31,402,724	43,196,664

Net Increase (Decrease) in Net Assets Resulting from Operations	63,680,456	32,009,407	47,437,078

Increase (Decrease) in Net Assets from Contract Transactions	(112,687,699)	(45,881,187)	(99,023,866)

Total Increase (Decrease) in Net Assets	(49,007,243)	(13,871,780)	(51,586,788)

Net Assets as of December 31, 2024:	$ 820,669,613	$ 291,140,268	$ 623,234,628

Investment Income:
Reinvested Dividends	16,851,923	4,833,236	13,767,816
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,036,742	3,671,757	7,624,875
Net Investment Income (Loss)	6,815,181	1,161,479	6,142,941

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(4,457,887)	5,685,469	(1,353,488)
Net Realized Capital Gains (Losses) on Investments	(4,457,887)	5,685,469	(1,353,488)
Net Change in Unrealized Appreciation (Depreciation)	57,397,808	16,840,404	40,448,513
Net Gain (Loss) on Investment	52,939,921	22,525,873	39,095,025

Net Increase (Decrease) in Net Assets Resulting from Operations	59,755,102	23,687,352	45,237,966

Increase (Decrease) in Net Assets from Contract Transactions	(129,562,508)	(45,806,564)	(99,036,523)

Total Increase (Decrease) in Net Assets	(69,807,406)	(22,119,212)	(53,798,557)

Net Assets as of December 31, 2025:	$ 750,862,207	$ 269,021,056	$ 569,436,071
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 302,181,696	$ 61,143,111	$ 14,792,197	$ 190,887,402

Investment Income:
Reinvested Dividends	4,824,690	915,057	398,259	4,458,344
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,048,086	777,725	227,923	2,464,581
Net Investment Income (Loss)	776,604	137,332	170,336	1,993,763

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,398,865	222,134	2,759,641
Realized Gain (Loss) on Investments	1,886,089	297,538	(166,170)	(2,078,164)
Net Realized Capital Gains (Losses) on Investments	1,886,089	1,696,403	55,964	681,477
Net Change in Unrealized Appreciation (Depreciation)	28,984,573	6,415,197	528,111	6,657,863
Net Gain (Loss) on Investment	30,870,662	8,111,600	584,075	7,339,340

Net Increase (Decrease) in Net Assets Resulting from Operations	31,647,266	8,248,932	754,411	9,333,103

Increase (Decrease) in Net Assets from Contract Transactions	(48,576,666)	(1,095,738)	(1,558,131)	(28,308,549)

Total Increase (Decrease) in Net Assets	(16,929,400)	7,153,194	(803,720)	(18,975,446)

Net Assets as of December 31, 2024:	$ 285,252,296	$ 68,296,305	$ 13,988,477	$ 171,911,956

Investment Income:
Reinvested Dividends	5,139,984	1,014,336	441,428	4,672,260
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,581,211	822,713	219,695	2,242,388
Net Investment Income (Loss)	1,558,773	191,623	221,733	2,429,872

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,012,768	512,353	5,964,438
Realized Gain (Loss) on Investments	5,204,714	1,288,080	(44,116)	(1,543,855)
Net Realized Capital Gains (Losses) on Investments	5,204,714	4,300,848	468,237	4,420,583
Net Change in Unrealized Appreciation (Depreciation)	15,660,096	6,647,431	662,799	9,062,670
Net Gain (Loss) on Investment	20,864,810	10,948,279	1,131,036	13,483,253

Net Increase (Decrease) in Net Assets Resulting from Operations	22,423,583	11,139,902	1,352,769	15,913,125

Increase (Decrease) in Net Assets from Contract Transactions	(49,105,355)	(5,506,585)	(917,430)	(24,621,848)

Total Increase (Decrease) in Net Assets	(26,681,772)	5,633,317	435,339	(8,708,723)

Net Assets as of December 31, 2025:	$ 258,570,524	$ 73,929,622	$ 14,423,816	$ 163,203,233
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 399,153,677	$ 134,912,823	$ 333,250,811	$ 161,481,375

Investment Income:
Reinvested Dividends	8,462,547	2,512,493	11,407,153	5,487,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,619,619	1,692,389	4,326,040	2,042,452
Net Investment Income (Loss)	3,842,928	820,104	7,081,113	3,444,754

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,604,875	3,751,930	-	-
Realized Gain (Loss) on Investments	6,829,272	2,534,680	(10,115,524)	(5,997,278)
Net Realized Capital Gains (Losses) on Investments	12,434,147	6,286,610	(10,115,524)	(5,997,278)
Net Change in Unrealized Appreciation (Depreciation)	9,176,877	5,769,556	25,683,095	9,841,125
Net Gain (Loss) on Investment	21,611,024	12,056,166	15,567,571	3,843,847

Net Increase (Decrease) in Net Assets Resulting from Operations	25,453,952	12,876,270	22,648,684	7,288,601

Increase (Decrease) in Net Assets from Contract Transactions	(48,867,664)	(16,252,956)	(54,981,244)	(26,500,132)

Total Increase (Decrease) in Net Assets	(23,413,712)	(3,376,686)	(32,332,560)	(19,211,531)

Net Assets as of December 31, 2024:	$ 375,739,965	$ 131,536,137	$ 300,918,251	$ 142,269,844

Investment Income:
Reinvested Dividends	9,035,561	2,534,547	9,274,563	4,457,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,374,084	1,642,510	3,884,957	1,791,017
Net Investment Income (Loss)	4,661,477	892,037	5,389,606	2,666,409

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,223,341	6,239,698	-	-
Realized Gain (Loss) on Investments	7,285,237	3,359,083	(6,971,681)	(3,972,427)
Net Realized Capital Gains (Losses) on Investments	19,508,578	9,598,781	(6,971,681)	(3,972,427)
Net Change in Unrealized Appreciation (Depreciation)	15,382,004	6,810,596	32,890,598	13,125,616
Net Gain (Loss) on Investment	34,890,582	16,409,377	25,918,917	9,153,189

Net Increase (Decrease) in Net Assets Resulting from Operations	39,552,059	17,301,414	31,308,523	11,819,598

Increase (Decrease) in Net Assets from Contract Transactions	(44,310,722)	(15,915,546)	(49,958,461)	(24,276,835)

Total Increase (Decrease) in Net Assets	(4,758,663)	1,385,868	(18,649,938)	(12,457,237)

Net Assets as of December 31, 2025:	$ 370,981,302	$ 132,922,005	$ 282,268,313	$ 129,812,607
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Initial Class	TA BlackRock Real Estate Securities Service Class	TA BlackRock Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 216,586,241	$ 23,618,963	$ 65,908,004	$ 821,349,625

Investment Income:
Reinvested Dividends	7,597,682	499,005	1,116,325	11,985,078
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,916,210	347,438	862,483	11,063,829
Net Investment Income (Loss)	4,681,472	151,567	253,842	921,249

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6,726,142)	(716,634)	(2,275,109)	(8,881,823)
Net Realized Capital Gains (Losses) on Investments	(6,726,142)	(716,634)	(2,275,109)	(8,881,823)
Net Change in Unrealized Appreciation (Depreciation)	22,874,924	532,361	1,911,682	91,870,231
Net Gain (Loss) on Investment	16,148,782	(184,273)	(363,427)	82,988,408

Net Increase (Decrease) in Net Assets Resulting from Operations	20,830,254	(32,706)	(109,585)	83,909,657

Increase (Decrease) in Net Assets from Contract Transactions	(35,259,688)	(1,446,939)	(5,305,301)	(152,673,261)

Total Increase (Decrease) in Net Assets	(14,429,434)	(1,479,645)	(5,414,886)	(68,763,604)

Net Assets as of December 31, 2024:	$ 202,156,807	$ 22,139,318	$ 60,493,118	$ 752,586,021

Investment Income:
Reinvested Dividends	5,775,222	406,075	854,247	14,292,757
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,658,384	335,839	812,446	9,785,316
Net Investment Income (Loss)	3,116,838	70,236	41,801	4,507,441

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,592,525)	(379,064)	(1,212,258)	1,730,307
Net Realized Capital Gains (Losses) on Investments	(2,592,525)	(379,064)	(1,212,258)	1,730,307
Net Change in Unrealized Appreciation (Depreciation)	25,099,088	1,980,103	5,677,057	61,959,813
Net Gain (Loss) on Investment	22,506,563	1,601,039	4,464,799	63,690,120

Net Increase (Decrease) in Net Assets Resulting from Operations	25,623,401	1,671,275	4,506,600	68,197,561

Increase (Decrease) in Net Assets from Contract Transactions	(35,272,775)	(1,441,590)	(4,682,475)	(138,075,606)

Total Increase (Decrease) in Net Assets	(9,649,374)	229,685	(175,875)	(69,878,045)

Net Assets as of December 31, 2025:	$ 192,507,433	$ 22,369,003	$ 60,317,243	$ 682,707,976
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Goldman Sachs 70/30 Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,086,431	$ 3,804,945,152	$ 417,072,948	$ 1,719,739,409

Investment Income:
Reinvested Dividends	65,676	80,071,661	9,589,545	30,328,607
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,956	45,939,508	4,976,196	22,385,723
Net Investment Income (Loss)	4,720	34,132,153	4,613,349	7,942,884

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,097	42,730,693	15,127,490	20,394,381
Realized Gain (Loss) on Investments	(5,710)	15,036,899	(2,986,926)	49,512,240
Net Realized Capital Gains (Losses) on Investments	86,387	57,767,592	12,140,564	69,906,621
Net Change in Unrealized Appreciation (Depreciation)	407,880	185,071,643	4,028,523	111,911,006
Net Gain (Loss) on Investment	494,267	242,839,235	16,169,087	181,817,627

Net Increase (Decrease) in Net Assets Resulting from Operations	498,987	276,971,388	20,782,436	189,760,511

Increase (Decrease) in Net Assets from Contract Transactions	1,688,230	(594,290,051)	(66,689,287)	(299,619,064)

Total Increase (Decrease) in Net Assets	2,187,217	(317,318,663)	(45,906,851)	(109,858,553)

Net Assets as of December 31, 2024:	$ 6,273,648	$ 3,487,626,489	$ 371,166,097	$ 1,609,880,856

Investment Income:
Reinvested Dividends	115,837	83,128,145	9,797,376	28,937,627
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121,224	41,166,516	4,454,124	19,990,270
Net Investment Income (Loss)	(5,387)	41,961,629	5,343,252	8,947,357

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	241,686	136,667,429	3,946,532	91,904,105
Realized Gain (Loss) on Investments	204,978	29,822,159	(3,365,498)	52,925,795
Net Realized Capital Gains (Losses) on Investments	446,664	166,489,588	581,034	144,829,900
Net Change in Unrealized Appreciation (Depreciation)	1,210,175	87,560,143	23,407,713	(141,731)
Net Gain (Loss) on Investment	1,656,839	254,049,731	23,988,747	144,688,169

Net Increase (Decrease) in Net Assets Resulting from Operations	1,651,452	296,011,360	29,331,999	153,635,526

Increase (Decrease) in Net Assets from Contract Transactions	4,336,280	(559,604,678)	(56,910,068)	(282,414,754)

Total Increase (Decrease) in Net Assets	5,987,732	(263,593,318)	(27,578,069)	(128,779,228)

Net Assets as of December 31, 2025:	$ 12,261,380	$ 3,224,033,171	$ 343,588,028	$ 1,481,101,628
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Great Lakes Advisors Large Cap Value Service Class	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 53,852,977	$ 58,522,612	$ 87,960,039	$ 829,945,620

Investment Income:
Reinvested Dividends	539,350	1,359,571	1,854,701	13,984,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	763,878	889,376	1,166,218	11,216,755
Net Investment Income (Loss)	(224,528)	470,195	688,483	2,767,248

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,722,542	1,872,227	2,857,242	19,039,404
Realized Gain (Loss) on Investments	1,503,177	(275,704)	678,527	29,575,451
Net Realized Capital Gains (Losses) on Investments	4,225,719	1,596,523	3,535,769	48,614,855
Net Change in Unrealized Appreciation (Depreciation)	4,351,041	(3,293,551)	(6,184,578)	52,625,926
Net Gain (Loss) on Investment	8,576,760	(1,697,028)	(2,648,809)	101,240,781

Net Increase (Decrease) in Net Assets Resulting from Operations	8,352,232	(1,226,833)	(1,960,326)	104,008,029

Increase (Decrease) in Net Assets from Contract Transactions	1,437,320	(3,641,707)	(5,070,943)	(141,386,089)

Total Increase (Decrease) in Net Assets	9,789,552	(4,868,540)	(7,031,269)	(37,378,060)

Net Assets as of December 31, 2024:	$ 63,642,529	$ 53,654,072	$ 80,928,770	$ 792,567,560

Investment Income:
Reinvested Dividends	552,142	959,060	1,196,025	14,020,360
Investment Expense:
Mortality and Expense Risk and Administrative Charges	837,272	834,296	1,070,386	10,161,608
Net Investment Income (Loss)	(285,130)	124,764	125,639	3,858,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,484,649	5,676,852	8,372,174	91,742,776
Realized Gain (Loss) on Investments	2,703,402	(640,768)	(91,812)	20,026,915
Net Realized Capital Gains (Losses) on Investments	4,188,051	5,036,084	8,280,362	111,769,691
Net Change in Unrealized Appreciation (Depreciation)	9,785,307	(2,517,267)	(4,353,627)	(31,242,490)
Net Gain (Loss) on Investment	13,973,358	2,518,817	3,926,735	80,527,201

Net Increase (Decrease) in Net Assets Resulting from Operations	13,688,228	2,643,581	4,052,374	84,385,953

Increase (Decrease) in Net Assets from Contract Transactions	(1,564,325)	(3,142,647)	(8,436,392)	(148,221,578)

Total Increase (Decrease) in Net Assets	12,123,903	(499,066)	(4,384,018)	(63,835,625)

Net Assets as of December 31, 2025:	$ 75,766,432	$ 53,155,006	$ 76,544,752	$ 728,731,935
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 65,869,315	$ 174,973,421	$ 106,961,227	$ 613,717,801

Investment Income:
Reinvested Dividends	85,188	-	2,124,658	10,262,375
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,002,955	2,433,811	1,690,568	7,766,154
Net Investment Income (Loss)	(917,767)	(2,433,811)	434,090	2,496,221

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,809,565	12,065,214	-	-
Realized Gain (Loss) on Investments	(453,620)	(6,081,884)	(3,547,912)	(20,264,359)
Net Realized Capital Gains (Losses) on Investments	3,355,945	5,983,330	(3,547,912)	(20,264,359)
Net Change in Unrealized Appreciation (Depreciation)	5,448,917	18,239,988	7,315,849	41,764,291
Net Gain (Loss) on Investment	8,804,862	24,223,318	3,767,937	21,499,932

Net Increase (Decrease) in Net Assets Resulting from Operations	7,887,095	21,789,507	4,202,027	23,996,153

Increase (Decrease) in Net Assets from Contract Transactions	(9,270,549)	(10,049,634)	(8,613,787)	(92,187,139)

Total Increase (Decrease) in Net Assets	(1,383,454)	11,739,873	(4,411,760)	(68,190,986)

Net Assets as of December 31, 2024:	$ 64,485,861	$ 186,713,294	$ 102,549,467	$ 545,526,815

Investment Income:
Reinvested Dividends	5,758	-	4,002,009	19,254,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987,652	2,387,494	1,631,044	6,860,798
Net Investment Income (Loss)	(981,894)	(2,387,494)	2,370,965	12,393,899

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,527,872	23,421,001	-	-
Realized Gain (Loss) on Investments	(1,098,396)	(4,973,804)	(2,372,862)	(15,425,871)
Net Realized Capital Gains (Losses) on Investments	6,429,476	18,447,197	(2,372,862)	(15,425,871)
Net Change in Unrealized Appreciation (Depreciation)	(1,397,130)	(4,573,608)	8,556,090	47,004,558
Net Gain (Loss) on Investment	5,032,346	13,873,589	6,183,228	31,578,687

Net Increase (Decrease) in Net Assets Resulting from Operations	4,050,452	11,486,095	8,554,193	43,972,586

Increase (Decrease) in Net Assets from Contract Transactions	(3,359,541)	(11,661,200)	(9,563,734)	(88,289,475)

Total Increase (Decrease) in Net Assets	690,911	(175,105)	(1,009,541)	(44,316,889)

Net Assets as of December 31, 2025:	$ 65,176,772	$ 186,538,189	$ 101,539,926	$ 501,209,926
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 251,588,954	$ 4,423,308,426	$ 366,205,798	$ 2,308,388,180

Investment Income:
Reinvested Dividends	4,004,409	57,871,142	4,452,540	21,700,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,044,944	54,778,429	5,751,147	31,994,054
Net Investment Income (Loss)	(40,535)	3,092,713	(1,298,607)	(10,293,317)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(3,197,697)	(68,935,057)	(7,249,792)	(66,329,814)
Net Realized Capital Gains (Losses) on Investments	(3,197,697)	(68,935,057)	(7,249,792)	(66,329,814)
Net Change in Unrealized Appreciation (Depreciation)	18,759,655	335,550,516	41,559,658	276,774,353
Net Gain (Loss) on Investment	15,561,958	266,615,459	34,309,866	210,444,539

Net Increase (Decrease) in Net Assets Resulting from Operations	15,521,423	269,708,172	33,011,259	200,151,222

Increase (Decrease) in Net Assets from Contract Transactions	(19,830,646)	(579,894,295)	(40,669,838)	(379,826,336)

Total Increase (Decrease) in Net Assets	(4,309,223)	(310,186,123)	(7,658,579)	(179,675,114)

Net Assets as of December 31, 2024:	$ 247,279,731	$ 4,113,122,303	$ 358,547,219	$ 2,128,713,066

Investment Income:
Reinvested Dividends	8,135,705	121,420,797	9,544,844	49,564,885
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,962,088	49,815,546	5,507,900	28,566,359
Net Investment Income (Loss)	4,173,617	71,605,251	4,036,944	20,998,526

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,508,065)	(30,594,901)	(3,666,760)	(44,169,549)
Net Realized Capital Gains (Losses) on Investments	(1,508,065)	(30,594,901)	(3,666,760)	(44,169,549)
Net Change in Unrealized Appreciation (Depreciation)	21,002,434	339,878,110	37,751,888	237,174,560
Net Gain (Loss) on Investment	19,494,369	309,283,209	34,085,128	193,005,011

Net Increase (Decrease) in Net Assets Resulting from Operations	23,667,986	380,888,460	38,122,072	214,003,537

Increase (Decrease) in Net Assets from Contract Transactions	(20,805,665)	(606,940,409)	(38,090,089)	(369,719,159)

Total Increase (Decrease) in Net Assets	2,862,321	(226,051,949)	31,983	(155,715,622)

Net Assets as of December 31, 2025:	$ 250,142,052	$ 3,887,070,354	$ 358,579,202	$ 1,972,997,444
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 225,809,768	$ 217,776,216	$ 136,224,374	$ 113,074,541

Investment Income:
Reinvested Dividends	3,173,397	2,607,769	1,000,548	611,166
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,714,855	3,119,240	2,336,705	1,709,922
Net Investment Income (Loss)	(541,458)	(511,471)	(1,336,157)	(1,098,756)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,425,570	4,348,962	4,931,195	4,222,050
Realized Gain (Loss) on Investments	(1,749,628)	(2,977,051)	5,557,428	5,136,947
Net Realized Capital Gains (Losses) on Investments	2,675,942	1,371,911	10,488,623	9,358,997
Net Change in Unrealized Appreciation (Depreciation)	29,821,203	30,200,897	20,832,265	16,798,309
Net Gain (Loss) on Investment	32,497,145	31,572,808	31,320,888	26,157,306

Net Increase (Decrease) in Net Assets Resulting from Operations	31,955,687	31,061,337	29,984,731	25,058,550

Increase (Decrease) in Net Assets from Contract Transactions	(18,111,509)	(17,280,571)	(11,210,858)	1,286,758

Total Increase (Decrease) in Net Assets	13,844,178	13,780,766	18,773,873	26,345,308

Net Assets as of December 31, 2024:	$ 239,653,946	$ 231,556,982	$ 154,998,247	$ 139,419,849

Investment Income:
Reinvested Dividends	3,532,484	2,849,318	1,117,602	709,001
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,758,370	3,076,303	2,445,432	1,850,730
Net Investment Income (Loss)	(225,886)	(226,985)	(1,327,830)	(1,141,729)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,718,720	6,515,085	18,727,970	17,309,420
Realized Gain (Loss) on Investments	(88,723)	2,529,597	4,186,925	8,133,213
Net Realized Capital Gains (Losses) on Investments	6,629,997	9,044,682	22,914,895	25,442,633
Net Change in Unrealized Appreciation (Depreciation)	32,691,159	28,374,375	292,598	(4,935,879)
Net Gain (Loss) on Investment	39,321,156	37,419,057	23,207,493	20,506,754

Net Increase (Decrease) in Net Assets Resulting from Operations	39,095,270	37,192,072	21,879,663	19,365,025

Increase (Decrease) in Net Assets from Contract Transactions	(27,274,543)	(30,156,966)	(7,847,949)	(8,350,004)

Total Increase (Decrease) in Net Assets	11,820,727	7,035,106	14,031,714	11,015,021

Net Assets as of December 31, 2025:	$ 251,474,673	$ 238,592,088	$ 169,029,961	$ 150,434,870
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class	TA Madison Diversified Income Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 109,080	$ 353,188,989	$ 905,816,088	$ 123,863,084

Investment Income:
Reinvested Dividends	2,746	6,983,489	20,013,621	2,884,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	510	4,725,308	10,446,490	1,522,417
Net Investment Income (Loss)	2,236	2,258,181	9,567,131	1,362,449

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	59	(4,037,184)	(10,788,489)	(4,275,485)
Net Realized Capital Gains (Losses) on Investments	59	(4,037,184)	(10,788,489)	(4,275,485)
Net Change in Unrealized Appreciation (Depreciation)	(589)	4,325,589	25,843,329	5,363,563
Net Gain (Loss) on Investment	(530)	288,405	15,054,840	1,088,078

Net Increase (Decrease) in Net Assets Resulting from Operations	1,706	2,546,586	24,621,971	2,450,527

Increase (Decrease) in Net Assets from Contract Transactions	1,813	(50,925,782)	(124,313,901)	(18,205,139)

Total Increase (Decrease) in Net Assets	3,519	(48,379,196)	(99,691,930)	(15,754,612)

Net Assets as of December 31, 2024:	$ 112,599	$ 304,809,793	$ 806,124,158	$ 108,108,472

Investment Income:
Reinvested Dividends	-	9,370,565	21,778,398	2,849,131
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121	4,270,192	9,274,843	1,374,525
Net Investment Income (Loss)	(121)	5,100,373	12,503,555	1,474,606

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	6,492	(2,329,982)	(9,222,684)	(3,232,912)
Net Realized Capital Gains (Losses) on Investments	6,492	(2,329,982)	(9,222,684)	(3,232,912)
Net Change in Unrealized Appreciation (Depreciation)	409	42,550,778	52,600,836	7,723,626
Net Gain (Loss) on Investment	6,901	40,220,796	43,378,152	4,490,714

Net Increase (Decrease) in Net Assets Resulting from Operations	6,780	45,321,169	55,881,707	5,965,320

Increase (Decrease) in Net Assets from Contract Transactions	(119,379)	(50,025,530)	(119,625,938)	(12,413,201)

Total Increase (Decrease) in Net Assets	(112,599)	(4,704,361)	(63,744,231)	(6,447,881)

Net Assets as of December 31, 2025:	$ -	$ 300,105,432	$ 742,379,927	$ 101,660,591
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Market Participation Strategy Service Class	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA MSCI EAFE Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 301,574,446	$ 774,704,522	$ 207,865,302	$ 63,337,424

Investment Income:
Reinvested Dividends	4,459,156	33,598,918	-	1,692,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,098,208	10,184,604	2,579,700	960,714
Net Investment Income (Loss)	360,948	23,414,314	(2,579,700)	732,101

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6,862,982)	(6,583,876)	(12,989,977)	1,406,854
Net Realized Capital Gains (Losses) on Investments	(6,862,982)	(6,583,876)	(12,989,977)	1,406,854
Net Change in Unrealized Appreciation (Depreciation)	44,049,838	23,293,921	23,158,088	(1,428,939)
Net Gain (Loss) on Investment	37,186,856	16,710,045	10,168,111	(22,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,547,804	40,124,359	7,588,411	710,016

Increase (Decrease) in Net Assets from Contract Transactions	(55,874,501)	(126,425,465)	(27,285,507)	10,486,466

Total Increase (Decrease) in Net Assets	(18,326,697)	(86,301,106)	(19,697,096)	11,196,482

Net Assets as of December 31, 2024:	$ 283,247,749	$ 688,403,416	$ 188,168,206	$ 74,533,906

Investment Income:
Reinvested Dividends	3,307,998	40,216,583	20,621,222	1,863,356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,649,645	9,255,220	2,342,280	1,202,427
Net Investment Income (Loss)	(341,647)	30,961,363	18,278,942	660,929

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,415,926	-	-	-
Realized Gain (Loss) on Investments	(664,780)	664,011	(14,122,729)	3,876,000
Net Realized Capital Gains (Losses) on Investments	8,751,146	664,011	(14,122,729)	3,876,000
Net Change in Unrealized Appreciation (Depreciation)	13,112,033	67,826,451	17,681,967	17,410,039
Net Gain (Loss) on Investment	21,863,179	68,490,462	3,559,238	21,286,039

Net Increase (Decrease) in Net Assets Resulting from Operations	21,521,532	99,451,825	21,838,180	21,946,968

Increase (Decrease) in Net Assets from Contract Transactions	(47,818,828)	(126,085,069)	(31,746,053)	7,410,725

Total Increase (Decrease) in Net Assets	(26,297,296)	(26,633,244)	(9,907,873)	29,357,693

Net Assets as of December 31, 2025:	$ 256,950,453	$ 661,770,172	$ 178,260,333	$ 103,891,599
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 89,828,718	$ 1,057,526,501	$ 112,871,493	$ -

Investment Income:
Reinvested Dividends	1,804,022	17,460,022	3,328,168	343,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,422,485	13,332,613	1,375,732	71,600
Net Investment Income (Loss)	381,537	4,127,409	1,952,436	271,549

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,932,012	43,790,466	-	-
Realized Gain (Loss) on Investments	1,229,470	32,432,732	(1,596,953)	(327,555)
Net Realized Capital Gains (Losses) on Investments	5,161,482	76,223,198	(1,596,953)	(327,555)
Net Change in Unrealized Appreciation (Depreciation)	5,925,327	48,983,135	64,153	(999,201)
Net Gain (Loss) on Investment	11,086,809	125,206,333	(1,532,800)	(1,326,756)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,468,346	129,333,742	419,636	(1,055,207)

Increase (Decrease) in Net Assets from Contract Transactions	(8,994,868)	(220,713,065)	(22,673,578)	11,307,624

Total Increase (Decrease) in Net Assets	2,473,478	(91,379,323)	(22,253,942)	10,252,417

Net Assets as of December 31, 2024:	$ 92,302,196	$ 966,147,178	$ 90,617,551	$ 10,252,417

Investment Income:
Reinvested Dividends	1,943,905	16,949,612	2,759,752	241,505
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,425,833	11,731,386	1,146,734	146,599
Net Investment Income (Loss)	518,072	5,218,226	1,613,018	94,906

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,512,650	115,644,420	-	-
Realized Gain (Loss) on Investments	1,363,629	18,554,561	(1,703,521)	(1,049,069)
Net Realized Capital Gains (Losses) on Investments	12,876,279	134,198,981	(1,703,521)	(1,049,069)
Net Change in Unrealized Appreciation (Depreciation)	(3,456,968)	(42,993,857)	3,412,322	(2,451,304)
Net Gain (Loss) on Investment	9,419,311	91,205,124	1,708,801	(3,500,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,937,383	96,423,350	3,321,819	(3,405,467)

Increase (Decrease) in Net Assets from Contract Transactions	(7,964,912)	(187,240,197)	(15,426,534)	2,031,613

Total Increase (Decrease) in Net Assets	1,972,471	(90,816,847)	(12,104,715)	(1,373,854)

Net Assets as of December 31, 2025:	$ 94,274,667	$ 875,330,331	$ 78,512,836	$ 8,878,563
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA S&P 500 Index Initial Class	TA S&P 500 Index Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,726,833	$ 490,582,631	$ 88,584,896	$ 177,182,928

Investment Income:
Reinvested Dividends	62,759	4,737,646	815,488	1,359,602
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,972	8,313,950	1,280,857	2,402,079
Net Investment Income (Loss)	46,787	(3,576,304)	(465,369)	(1,042,477)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	125,929	11,565,351	2,729,030	5,967,039
Realized Gain (Loss) on Investments	101,342	26,278,019	359,162	1,335,821
Net Realized Capital Gains (Losses) on Investments	227,271	37,843,370	3,088,192	7,302,860
Net Change in Unrealized Appreciation (Depreciation)	680,024	84,562,101	3,608,294	6,199,076
Net Gain (Loss) on Investment	907,295	122,405,471	6,696,486	13,501,936

Net Increase (Decrease) in Net Assets Resulting from Operations	954,082	118,829,167	6,231,117	12,459,459

Increase (Decrease) in Net Assets from Contract Transactions	10,285,318	114,074,186	(10,160,543)	(8,813,166)

Total Increase (Decrease) in Net Assets	11,239,400	232,903,353	(3,929,426)	3,646,293

Net Assets as of December 31, 2024:	$ 12,966,233	$ 723,485,984	$ 84,655,470	$ 180,829,221

Investment Income:
Reinvested Dividends	151,602	5,795,542	1,021,041	1,870,233
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,005	10,890,828	1,189,541	2,312,461
Net Investment Income (Loss)	106,597	(5,095,286)	(168,500)	(442,228)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,369	4,111,555	8,553,016	19,514,400
Realized Gain (Loss) on Investments	372,537	47,561,555	40,222	2,194,169
Net Realized Capital Gains (Losses) on Investments	457,906	51,673,110	8,593,238	21,708,569
Net Change in Unrealized Appreciation (Depreciation)	2,188,638	75,058,049	(1,980,454)	(7,398,780)
Net Gain (Loss) on Investment	2,646,544	126,731,159	6,612,784	14,309,789

Net Increase (Decrease) in Net Assets Resulting from Operations	2,753,141	121,635,873	6,444,284	13,867,561

Increase (Decrease) in Net Assets from Contract Transactions	3,746,683	60,745,561	(7,655,198)	(13,265,594)

Total Increase (Decrease) in Net Assets	6,499,824	182,381,434	(1,210,914)	601,967

Net Assets as of December 31, 2025:	$ 19,466,057	$ 905,867,418	$ 83,444,556	$ 181,431,188
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TSW International Equity Initial Class	TA TSW International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 104,976,029	$ 329,615,518	$ 67,677,253	$ 52,560,455

Investment Income:
Reinvested Dividends	-	-	1,922,400	1,438,250
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,630,721	4,585,561	1,000,429	698,714
Net Investment Income (Loss)	(1,630,721)	(4,585,561)	921,971	739,536

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,782,213	14,455,337	-	-
Realized Gain (Loss) on Investments	(4,617,580)	(22,279,664)	969,839	1,494,874
Net Realized Capital Gains (Losses) on Investments	(835,367)	(7,824,327)	969,839	1,494,874
Net Change in Unrealized Appreciation (Depreciation)	13,846,074	48,469,270	(654,582)	(1,256,653)
Net Gain (Loss) on Investment	13,010,707	40,644,943	315,257	238,221

Net Increase (Decrease) in Net Assets Resulting from Operations	11,379,986	36,059,382	1,237,228	977,757

Increase (Decrease) in Net Assets from Contract Transactions	(12,932,916)	(16,914,439)	(5,745,219)	(3,199,530)

Total Increase (Decrease) in Net Assets	(1,552,930)	19,144,943	(4,507,991)	(2,221,773)

Net Assets as of December 31, 2024:	$ 103,423,099	$ 348,760,461	$ 63,169,262	$ 50,338,682

Investment Income:
Reinvested Dividends	-	-	1,549,340	1,239,604
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,495,452	4,489,135	1,041,731	759,421
Net Investment Income (Loss)	(1,495,452)	(4,489,135)	507,609	480,183

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,323,341	63,693,811	3,337,071	2,950,349
Realized Gain (Loss) on Investments	(4,404,027)	(24,074,467)	1,838,850	3,011,338
Net Realized Capital Gains (Losses) on Investments	10,919,314	39,619,344	5,175,921	5,961,687
Net Change in Unrealized Appreciation (Depreciation)	(1,371,448)	(6,283,177)	12,182,137	8,523,593
Net Gain (Loss) on Investment	9,547,866	33,336,167	17,358,058	14,485,280

Net Increase (Decrease) in Net Assets Resulting from Operations	8,052,414	28,847,032	17,865,667	14,965,463

Increase (Decrease) in Net Assets from Contract Transactions	(10,135,339)	(20,348,755)	(6,642,228)	(496,022)

Total Increase (Decrease) in Net Assets	(2,082,925)	8,498,277	11,223,439	14,469,441

Net Assets as of December 31, 2025:	$ 101,340,174	$ 357,258,738	$ 74,392,701	$ 64,808,123
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW Mid Cap Value Opportunities Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Balanced
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 220,560,051	$ 647,727,797	$ 743,992,798	$ 36,028,930

Investment Income:
Reinvested Dividends	2,681,831	78,663	-	896,170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,959,991	10,924,346	10,913,481	633,914
Net Investment Income (Loss)	(278,160)	(10,845,683)	(10,913,481)	262,256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,950,484	64,061,504	79,179,709	1,938,245
Realized Gain (Loss) on Investments	(2,692,722)	19,897,542	14,955,090	(665,692)
Net Realized Capital Gains (Losses) on Investments	33,257,762	83,959,046	94,134,799	1,272,553
Net Change in Unrealized Appreciation (Depreciation)	(18,661,826)	94,710,257	111,729,173	3,307,806
Net Gain (Loss) on Investment	14,595,936	178,669,303	205,863,972	4,580,359

Net Increase (Decrease) in Net Assets Resulting from Operations	14,317,776	167,823,620	194,950,491	4,842,615

Increase (Decrease) in Net Assets from Contract Transactions	(24,161,336)	(77,606,199)	(70,491,881)	5,221,085

Total Increase (Decrease) in Net Assets	(9,843,560)	90,217,421	124,458,610	10,063,700

Net Assets as of December 31, 2024:	$ 210,716,491	$ 737,945,218	$ 868,451,408	$ 46,092,630

Investment Income:
Reinvested Dividends	2,107,465	-	-	1,078,060
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,734,324	11,124,166	11,220,334	865,011
Net Investment Income (Loss)	(626,859)	(11,124,166)	(11,220,334)	213,049

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	54,493,019	117,155,746	147,429,315	4,617,649
Realized Gain (Loss) on Investments	(9,023,863)	17,148,724	23,691,512	(318,666)
Net Realized Capital Gains (Losses) on Investments	45,469,156	134,304,470	171,120,827	4,298,983
Net Change in Unrealized Appreciation (Depreciation)	(29,291,874)	(14,857,423)	(31,209,380)	3,174,791
Net Gain (Loss) on Investment	16,177,282	119,447,047	139,911,447	7,473,774

Net Increase (Decrease) in Net Assets Resulting from Operations	15,550,423	108,322,881	128,691,113	7,686,823

Increase (Decrease) in Net Assets from Contract Transactions	(22,032,051)	(87,137,922)	(90,973,820)	15,185,080

Total Increase (Decrease) in Net Assets	(6,481,628)	21,184,959	37,717,293	22,871,903

Net Assets as of December 31, 2025:	$ 204,234,863	$ 759,130,177	$ 906,168,701	$ 68,964,533
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,486,754	$ 12,627,161	$ 2,720,876	$ 2,822,945

Investment Income:
Reinvested Dividends	42,280	362,746	47,573	79,181
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,846	205,123	9,050	8,860
Net Investment Income (Loss)	30,434	157,623	38,523	70,321

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,282	307,466	171,950	166,917
Realized Gain (Loss) on Investments	18,363	(108,813)	7,671	(74,521)
Net Realized Capital Gains (Losses) on Investments	95,645	198,653	179,621	92,396
Net Change in Unrealized Appreciation (Depreciation)	327,943	454,509	188,562	215,429
Net Gain (Loss) on Investment	423,588	653,162	368,183	307,825

Net Increase (Decrease) in Net Assets Resulting from Operations	454,022	810,785	406,706	378,146

Increase (Decrease) in Net Assets from Contract Transactions	247,441	2,633,422	(32,002)	1,201,499

Total Increase (Decrease) in Net Assets	701,463	3,444,207	374,704	1,579,645

Net Assets as of December 31, 2024:	$ 4,188,217	$ 16,071,368	$ 3,095,580	$ 4,402,590

Investment Income:
Reinvested Dividends	54,080	630,820	49,392	112,111
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,453	391,932	9,706	13,113
Net Investment Income (Loss)	37,627	238,888	39,686	98,998

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	232,369	738,960	258,275	340,794
Realized Gain (Loss) on Investments	313,751	(99,112)	(17,191)	180,901
Net Realized Capital Gains (Losses) on Investments	546,120	639,848	241,084	521,695
Net Change in Unrealized Appreciation (Depreciation)	950,574	1,748,186	251,586	114,041
Net Gain (Loss) on Investment	1,496,694	2,388,034	492,670	635,736

Net Increase (Decrease) in Net Assets Resulting from Operations	1,534,321	2,626,922	532,356	734,734

Increase (Decrease) in Net Assets from Contract Transactions	775,148	10,898,812	314,868	100,962

Total Increase (Decrease) in Net Assets	2,309,469	13,525,734	847,224	835,696

Net Assets as of December 31, 2025:	$ 6,497,686	$ 29,597,102	$ 3,942,804	$ 5,238,286
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 17,100,972	$ 1,058,304	$ 4,920,201	$ 2,133,574

Investment Income:
Reinvested Dividends	244,391	31,168	15,715	122,085
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,615	3,437	21,574	7,640
Net Investment Income (Loss)	176,776	27,731	(5,859)	114,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	698,698	1,160	-	-
Realized Gain (Loss) on Investments	325,343	(7,783)	36,169	(29,635)
Net Realized Capital Gains (Losses) on Investments	1,024,041	(6,623)	36,169	(29,635)
Net Change in Unrealized Appreciation (Depreciation)	2,881,847	(573)	1,785,673	79,584
Net Gain (Loss) on Investment	3,905,888	(7,196)	1,821,842	49,949

Net Increase (Decrease) in Net Assets Resulting from Operations	4,082,664	20,535	1,815,983	164,394

Increase (Decrease) in Net Assets from Contract Transactions	(1,416,922)	107,611	8,923,116	1,343,545

Total Increase (Decrease) in Net Assets	2,665,742	128,146	10,739,099	1,507,939

Net Assets as of December 31, 2024:	$ 19,766,714	$ 1,186,450	$ 15,659,300	$ 3,641,513

Investment Income:
Reinvested Dividends	218,118	42,725	33,957	250,999
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,370	4,368	45,376	10,859
Net Investment Income (Loss)	144,748	38,357	(11,419)	240,140

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	420,275	2,605	919,000	-
Realized Gain (Loss) on Investments	440,463	(4,188)	69,443	16,679
Net Realized Capital Gains (Losses) on Investments	860,738	(1,583)	988,443	16,679
Net Change in Unrealized Appreciation (Depreciation)	2,372,132	39,397	1,478,183	85,297
Net Gain (Loss) on Investment	3,232,870	37,814	2,466,626	101,976

Net Increase (Decrease) in Net Assets Resulting from Operations	3,377,618	76,171	2,455,207	342,116

Increase (Decrease) in Net Assets from Contract Transactions	(6,206)	399,105	(955,975)	18,685

Total Increase (Decrease) in Net Assets	3,371,412	475,276	1,499,232	360,801

Net Assets as of December 31, 2025:	$ 23,138,126	$ 1,661,726	$ 17,158,532	$ 4,002,314
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,666,543	$ 24,221,625	$ 25,875,445	$ 7,964,434

Investment Income:
Reinvested Dividends	95,837	381,557	668,682	501,651
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,558	451,643	370,302	27,438
Net Investment Income (Loss)	53,279	(70,086)	298,380	474,213

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,694	317,994	543,712	-
Realized Gain (Loss) on Investments	(730,478)	53,099	(179,180)	-
Net Realized Capital Gains (Losses) on Investments	(476,784)	371,093	364,532	-
Net Change in Unrealized Appreciation (Depreciation)	1,062,068	3,480,206	1,857,850	-
Net Gain (Loss) on Investment	585,284	3,851,299	2,222,382	-

Net Increase (Decrease) in Net Assets Resulting from Operations	638,563	3,781,213	2,520,762	474,213

Increase (Decrease) in Net Assets from Contract Transactions	162,786	11,630,365	2,088,050	1,516,833

Total Increase (Decrease) in Net Assets	801,349	15,411,578	4,608,812	1,991,046

Net Assets as of December 31, 2024:	$ 8,467,892	$ 39,633,203	$ 30,484,257	$ 9,955,480

Investment Income:
Reinvested Dividends	81,020	533,668	789,425	407,475
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,518	702,577	445,940	28,170
Net Investment Income (Loss)	32,502	(168,909)	343,485	379,305

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	546,059	2,126,067	1,326,164	-
Realized Gain (Loss) on Investments	(206,648)	115,317	(57,572)	-
Net Realized Capital Gains (Losses) on Investments	339,411	2,241,384	1,268,592	-
Net Change in Unrealized Appreciation (Depreciation)	1,303,215	2,235,791	3,255,924	-
Net Gain (Loss) on Investment	1,642,626	4,477,175	4,524,516	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,675,128	4,308,266	4,868,001	379,305

Increase (Decrease) in Net Assets from Contract Transactions	606,262	10,417,602	3,914,515	1,803,787

Total Increase (Decrease) in Net Assets	2,281,390	14,725,868	8,782,516	2,183,092

Net Assets as of December 31, 2025:	$ 10,749,282	$ 54,359,071	$ 39,266,773	$ 12,138,572
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,659,996	$ 13,617,413	$ 13,658,790	$ 6,422,574

Investment Income:
Reinvested Dividends	115,147	511,024	409,591	222,125
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,427	62,775	66,264	22,019
Net Investment Income (Loss)	96,720	448,249	343,327	200,106

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	97,140	-	-	37,702
Realized Gain (Loss) on Investments	(212,228)	(77,931)	(576,194)	(140,050)
Net Realized Capital Gains (Losses) on Investments	(115,088)	(77,931)	(576,194)	(102,348)
Net Change in Unrealized Appreciation (Depreciation)	(281,436)	261,829	323,950	214,897
Net Gain (Loss) on Investment	(396,524)	183,898	(252,244)	112,549

Net Increase (Decrease) in Net Assets Resulting from Operations	(299,804)	632,147	91,083	312,655

Increase (Decrease) in Net Assets from Contract Transactions	6,848,365	1,664,093	3,880,669	1,290,849

Total Increase (Decrease) in Net Assets	6,548,561	2,296,240	3,971,752	1,603,504

Net Assets as of December 31, 2024:	$ 10,208,557	$ 15,913,653	$ 17,630,542	$ 8,026,078

Investment Income:
Reinvested Dividends	276,863	723,357	675,077	255,690
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,448	75,833	81,510	27,999
Net Investment Income (Loss)	241,415	647,524	593,567	227,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	177,277	-	-	155,871
Realized Gain (Loss) on Investments	(108,786)	(16,276)	(254,254)	(7,771)
Net Realized Capital Gains (Losses) on Investments	68,491	(16,276)	(254,254)	148,100
Net Change in Unrealized Appreciation (Depreciation)	(19,644)	495,632	898,064	2,256,575
Net Gain (Loss) on Investment	48,847	479,356	643,810	2,404,675

Net Increase (Decrease) in Net Assets Resulting from Operations	290,262	1,126,880	1,237,377	2,632,366

Increase (Decrease) in Net Assets from Contract Transactions	454,309	2,872,360	3,269,890	748,967

Total Increase (Decrease) in Net Assets	744,571	3,999,240	4,507,267	3,381,333

Net Assets as of December 31, 2025:	$ 10,953,128	$ 19,912,893	$ 22,137,809	$ 11,407,411
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Total Stock Market Index	Voya Global Perspectives Class S Shares
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 17,497,907	$ 15,362

Investment Income:
Reinvested Dividends	269,836	511
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,189	188
Net Investment Income (Loss)	202,647	323

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,479,344	-
Realized Gain (Loss) on Investments	119,354	(2,591)
Net Realized Capital Gains (Losses) on Investments	1,598,698	(2,591)
Net Change in Unrealized Appreciation (Depreciation)	2,680,386	3,521
Net Gain (Loss) on Investment	4,279,084	930

Net Increase (Decrease) in Net Assets Resulting from Operations	4,481,731	1,253

Increase (Decrease) in Net Assets from Contract Transactions	1,515,914	(15,266)

Total Increase (Decrease) in Net Assets	5,997,645	(14,013)

Net Assets as of December 31, 2024:	$ 23,495,552	$ 1,349

Investment Income:
Reinvested Dividends	294,971	77
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,350	18
Net Investment Income (Loss)	213,621	59

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,376,993	-
Realized Gain (Loss) on Investments	132,820	5
Net Realized Capital Gains (Losses) on Investments	1,509,813	5
Net Change in Unrealized Appreciation (Depreciation)	2,491,109	105
Net Gain (Loss) on Investment	4,000,922	110

Net Increase (Decrease) in Net Assets Resulting from Operations	4,214,543	169

Increase (Decrease) in Net Assets from Contract Transactions	1,992,255	(52)

Total Increase (Decrease) in Net Assets	6,206,798	117

Net Assets as of December 31, 2025:	$ 29,702,350	$ 1,466
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica Landmark℠ Variable Annuity, MEMBERS® Landmark℠ Variable Annuity, Transamerica Freedom℠ Variable Annuity, MEMBERS® Freedom℠ Variable Annuity, Transamerica Advisor Elite II, Transamerica Income Elite℠ II, Transamerica Axiom℠ II, Transamerica Principium℠ III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica Extra℠ Variable Annuity, MEMBERS® Extra℠ Variable Annuity, Transamerica Liberty℠ Variable Annuity, MEMBERS® Liberty℠ Variable Annuity, Transamerica Advisor Elite℠ Variable Annuity, Income Elite℠ Variable Annuity, Transamerica Axiom℠ Variable Annuity, Transamerica Principium℠ II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica Inspire℠ Variable Annuity, Transamerica Advisory Annuity, Transamerica Axiom℠ III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IV℠ Variable Annuity.
The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.
Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Class Portfolio B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Columbia Funds Variable Series Trust	Columbia Funds Variable Series Trust
Columbia - Acorn	Columbia - Acorn Fund
Columbia - Acorn International	Columbia - Acorn International Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
Dimensional VA Equity Allocation	Dimensional VA Equity Allocation Portfolio
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation	Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Fidelity Institutional AM® Emerging Markets Fund Class D Shares
Putnam Variable Trust	Putnam Variable Trust
Putnam VT International Value Class IB Shares	Putnam VT International Value Fund Class IB Shares
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Putnam VT International Value Class IB Shares	October 20, 2025
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
Columbia - Acorn	Wanger Acorn
Columbia - Acorn International	Wanger International
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Balanced Hedged Allocation Class B Shares	$9,377,772	$16,432,408
AB Large Cap Growth Class B Shares	3,063,048	4,389,753
AB Relative Value Class B Shares	35,814,463	43,517,513
American Funds - Asset Allocation Class 2 Shares	80,156,468	129,584,299
American Funds - Asset Allocation Class 4 Shares	23,893,599	4,760,995
American Funds - Growth Class 2 Shares	111,392,109	200,562,284
American Funds - Growth Class 4 Shares	208,992,381	27,710,773
American Funds - Growth-Income Class 2 Shares	132,037,861	135,561,474
American Funds - Growth-Income Class 4 Shares	93,350,187	16,756,465
American Funds - International Class 2 Shares	11,513,905	35,190,295
American Funds - International Class 4 Shares	16,223,982	4,416,646
American Funds - New World Class 4 Shares	10,829,326	3,418,611
American Funds - The Bond Fund of America Class 2 Shares	26,217,873	37,646,752
American Funds - The Bond Fund of America Class 4 Shares	14,899,340	7,941,617
BlackRock Basic Value V.I. Class I Shares	3,244,820	2,980,962
BlackRock Global Allocation V.I. Class I Shares	1,325,944	1,447,698
BlackRock High Yield V.I. Class I Shares	448,159	582,883
Columbia - Acorn	-	-
Columbia - Acorn International	160,066	14,561
Dimensional VA Equity Allocation	893,736	47,630
Dimensional VA Global Bond	2,818,911	868,351
Dimensional VA Global Moderate Allocation	2,476,650	765,294
Dimensional VA International Small	390,042	121,070
Dimensional VA International Value	497,633	197,502
Dimensional VA Short-Term Fixed	1,263,367	839,597
Dimensional VA U.S. Large Value	995,441	456,697
Dimensional VA U.S. Targeted Value	920,168	157,014
Fidelity® VIP Balanced Service Class 2	52,112,827	91,028,282
Fidelity® VIP Consumer Staples Initial Class	4,069,753	1,645,179
Fidelity® VIP Contrafund® Initial Class	19,091	3,627
Fidelity® VIP Contrafund® Service Class 2	264,508,458	181,573,590
Fidelity® VIP Energy Service Class 2	8,224,947	8,215,992
Fidelity® VIP Equity-Income Initial Class	4,622	3,010
Fidelity® VIP Equity-Income Service Class 2	2,899,851	5,168,302
Fidelity® VIP Growth Initial Class	5,080	2,691
Fidelity® VIP Growth Service Class 2	5,603,179	7,536,600

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Growth Opportunities Service Class 2	72,901	304,029
Fidelity® VIP Health Care Service Class 2	$8,204,761	$3,808,792
Fidelity® VIP Mid Cap Initial Class	16,232	37,625
Fidelity® VIP Mid Cap Service Class 2	74,593,609	58,211,497
Fidelity® VIP Technology Initial Class	65,732,548	23,212,308
Fidelity® VIP Utilities Initial Class	8,181,433	2,250,946
Fidelity® VIP Value Strategies Initial Class	19,927	91,298
Fidelity® VIP Value Strategies Service Class 2	29,487,920	42,136,530
Franklin Allocation Class 4 Shares	2,414,902	8,404,627
Franklin Income Class 2 Shares	2,216,614	5,500,150
Franklin Mutual Shares Class 2 Shares	968,777	1,236,166
Franklin Templeton Foreign Class 2 Shares	1,066,084	1,787,877
Invesco V.I. American Franchise Series II Shares	656,271	766,965
Janus Henderson - Enterprise Service Shares	1,330,573	2,640,016
Janus Henderson - Global Research Service Shares	2,058,667	3,716,623
Janus Henderson - Mid Cap Value Service Shares	297,918	220,706
MFS® New Discovery Service Class	79,848	3,762,494
MFS® Total Return Service Class	2,549,955	3,433,619
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	11	77
Putnam VT International Value Class IB Shares	267,554	351
State Street Total Return V.I.S. Class 3 Shares	8,055,191	8,859,902
TA 60/40 Allocation Service Class	12,294,929	13,569,411
TA Aegon Bond Initial Class	16,658,981	16,898,480
TA Aegon Bond Service Class	37,516,136	73,127,374
TA Aegon Core Bond Service Class	20,169,302	41,482,329
TA Aegon High Yield Bond Initial Class	5,163,179	7,437,260
TA Aegon High Yield Bond Service Class	16,686,926	19,460,540
TA Aegon Sustainable Equity Income Initial Class	6,519,167	27,650,840
TA Aegon Sustainable Equity Income Service Class	10,950,391	20,745,347
TA Aegon U.S. Government Securities Initial Class	5,499,469	9,059,643
TA Aegon U.S. Government Securities Service Class	54,334,343	91,905,452
TA American Funds Managed Risk - Balanced Service Class	61,873,487	149,914,986
TA BlackRock Government Money Market Initial Class	39,752,177	40,989,856
TA BlackRock Government Money Market Service Class	291,355,327	365,231,107
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	7,986,661	33,958,834
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	25,180,721	147,927,949

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	10,155,209	54,800,176
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	19,203,021	112,096,773
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	$8,880,845	$56,427,425
TA BlackRock iShares Edge 100 Service Class	12,234,157	14,536,346
TA BlackRock iShares Edge 40 Initial Class	1,629,438	1,812,821
TA BlackRock iShares Edge 40 Service Class	14,370,116	30,597,714
TA BlackRock iShares Edge 50 Service Class	31,548,713	58,974,597
TA BlackRock iShares Edge 75 Service Class	16,501,770	25,285,606
TA BlackRock iShares Tactical - Balanced Service Class	12,588,131	57,156,908
TA BlackRock iShares Tactical - Conservative Service Class	6,669,751	28,280,123
TA BlackRock iShares Tactical - Growth Service Class	14,086,770	46,242,745
TA BlackRock Real Estate Securities Initial Class	1,517,893	2,889,246
TA BlackRock Real Estate Securities Service Class	5,673,363	10,314,052
TA BlackRock Tactical Allocation Service Class	20,933,793	154,501,745
TA Goldman Sachs 70/30 Service Class	6,456,595	1,884,015
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	231,446,361	612,421,815
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	23,986,431	71,606,544
TA Goldman Sachs Managed Risk - Growth ETF Service Class	141,435,509	322,998,805
TA Great Lakes Advisors Large Cap Value Service Class	14,123,074	14,487,876
TA International Focus Initial Class	10,402,876	7,744,004
TA International Focus Service Class	17,531,828	17,470,404
TA Janus Balanced Service Class	121,729,216	174,349,593
TA Janus Mid-Cap Growth Initial Class	11,866,495	8,679,991
TA Janus Mid-Cap Growth Service Class	36,243,453	26,871,189
TA JPMorgan Asset Allocation - Conservative Initial Class	10,950,838	18,143,479
TA JPMorgan Asset Allocation - Conservative Service Class	30,793,786	106,689,278
TA JPMorgan Asset Allocation - Moderate Initial Class	23,298,787	39,930,917
TA JPMorgan Asset Allocation - Moderate Service Class	137,856,390	673,191,365
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	16,333,053	50,386,188
TA JPMorgan Asset Allocation - Moderate Growth Service Class	61,279,670	410,000,353
TA JPMorgan Diversified Equity Allocation Initial Class	17,224,419	38,006,246
TA JPMorgan Diversified Equity Allocation Service Class	20,576,707	44,445,549
TA JPMorgan Enhanced Index Initial Class	25,832,409	16,280,130
TA JPMorgan Enhanced Index Service Class	44,768,633	36,950,932
TA JPMorgan International Moderate Growth Initial Class	2	119,501
TA JPMorgan International Moderate Growth Service Class	17,604,411	62,529,483

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	25,477,877	132,600,331
TA Madison Diversified Income Service Class	9,452,852	20,391,543
TA Market Participation Strategy Service Class	15,702,587	54,447,127
TA Morgan Stanley Global Allocation Service Class	$49,386,021	$144,509,691
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	23,549,348	37,016,290
TA MSCI EAFE Index Service Class	25,370,978	17,299,319
TA Multi-Managed Balanced Initial Class	20,227,353	16,161,575
TA Multi-Managed Balanced Service Class	148,262,924	214,640,479
TA PineBridge Inflation Opportunities Service Class	6,021,030	19,834,393
TA ProFunds UltraBear Service Class (OAM)	5,427,456	4,257,404
TA S&P 500 Index Initial Class	5,098,249	1,159,597
TA S&P 500 Index Service Class	171,878,104	112,116,353
TA Small/Mid Cap Value Initial Class	10,204,849	9,475,541
TA Small/Mid Cap Value Service Class	35,636,239	29,829,675
TA T. Rowe Price Small Cap Initial Class	17,802,631	14,110,078
TA T. Rowe Price Small Cap Service Class	92,531,437	53,675,494
TA TSW International Equity Initial Class	8,757,812	11,555,270
TA TSW International Equity Service Class	16,958,886	14,024,370
TA TSW Mid Cap Value Opportunities Service Class	64,391,132	32,557,065
TA WMC US Growth Initial Class	127,723,226	108,829,835
TA WMC US Growth Service Class	203,784,391	158,549,191
Vanguard® Balanced	23,519,778	3,504,000
Vanguard® Capital Growth	2,333,844	1,288,703
Vanguard® Conservative Allocation	13,895,204	2,018,542
Vanguard® Diversified Value	1,008,433	395,604
Vanguard® Equity Income	2,472,478	1,931,723
Vanguard® Equity Index	2,580,994	2,022,174
Vanguard® Global Bond Index	469,485	29,419
Vanguard® Growth	2,391,195	2,439,591
Vanguard® High Yield Bond	866,691	607,866
Vanguard® International	3,056,799	1,871,978
Vanguard® Mid-Cap Index	16,876,850	4,502,086
Vanguard® Moderate Allocation	11,617,271	6,033,110
Vanguard® Money Market	6,900,673	4,717,535
Vanguard® Real Estate Index	1,722,714	849,716
Vanguard® Short-Term Investment Grade	5,432,823	1,912,937

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Total Bond Market Index	6,193,668	2,330,216
Vanguard® Total International Stock Market Index	2,016,844	884,320
Vanguard® Total Stock Market Index	5,349,994	1,767,137
Voya Global Perspectives Class S Shares	77	70

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	445,909	(2,957,661)	(2,511,752)	356,934	(3,268,638)	(2,911,704)
AB Large Cap Growth Class B Shares	85,544	(721,014)	(635,470)	16,313	(776,973)	(760,660)
AB Relative Value Class B Shares	1,440,539	(5,936,096)	(4,495,557)	1,230,229	(5,996,380)	(4,766,151)
American Funds - Asset Allocation Class 2 Shares	1,767,856	(17,759,053)	(15,991,197)	2,004,970	(19,716,495)	(17,711,525)
American Funds - Asset Allocation Class 4 Shares	1,088,425	(256,686)	831,739	1,036,892	(259,969)	776,923
American Funds - Growth Class 2 Shares	1,404,804	(6,097,924)	(4,693,120)	1,041,547	(6,816,684)	(5,775,137)
American Funds - Growth Class 4 Shares	7,454,470	(1,087,170)	6,367,300	6,792,578	(731,213)	6,061,365
American Funds - Growth-Income Class 2 Shares	951,269	(6,461,613)	(5,510,344)	911,269	(6,596,473)	(5,685,204)
American Funds - Growth-Income Class 4 Shares	2,967,008	(760,933)	2,206,075	3,484,185	(392,478)	3,091,707
American Funds - International Class 2 Shares	1,512,192	(5,220,476)	(3,708,284)	1,651,294	(5,091,188)	(3,439,894)
American Funds - International Class 4 Shares	1,166,351	(296,340)	870,011	971,081	(188,957)	782,124
American Funds - New World Class 4 Shares	616,732	(205,823)	410,909	501,359	(73,318)	428,041
American Funds - The Bond Fund of America Class 2 Shares	5,963,370	(11,222,308)	(5,258,938)	4,516,472	(7,992,950)	(3,476,478)
American Funds - The Bond Fund of America Class 4 Shares	1,442,028	(814,272)	627,756	1,933,015	(640,061)	1,292,954
BlackRock Basic Value V.I. Class I Shares	135,082	(540,780)	(405,698)	159,712	(499,414)	(339,702)
BlackRock Global Allocation V.I. Class I Shares	185,052	(430,858)	(245,806)	55,943	(331,492)	(275,549)
BlackRock High Yield V.I. Class I Shares	81,423	(165,400)	(83,977)	65,767	(134,734)	(68,967)
Columbia - Acorn	-	-	-	-	-	-
Columbia - Acorn International	91,948	(2,711)	89,237	7	(1,604)	(1,597)
Dimensional VA Equity Allocation	43,045	(2,203)	40,842	11,624	(3,451)	8,173
Dimensional VA Global Bond	267,941	(82,251)	185,690	103,952	(82,449)	21,503
Dimensional VA Global Moderate Allocation	150,832	(51,309)	99,523	48,945	(2,610)	46,335
Dimensional VA International Small	19,551	(8,102)	11,449	9,927	(1,838)	8,089
Dimensional VA International Value	19,463	(10,941)	8,522	41,144	(6,603)	34,541
Dimensional VA Short-Term Fixed	102,160	(74,302)	27,858	163,572	(65,150)	98,422
Dimensional VA U.S. Large Value	48,872	(29,747)	19,125	74,430	(14,891)	59,539
Dimensional VA U.S. Targeted Value	38,149	(9,152)	28,997	26,607	(7,609)	18,998

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Balanced Service Class 2	1,553,437	(12,189,702)	(10,636,265)	3,132,991	(13,270,353)	(10,137,362)
Fidelity® VIP Consumer Staples Initial Class	260,398	(114,879)	145,519	182,002	(110,115)	71,887
Fidelity® VIP Contrafund® Initial Class	2	(549)	(547)	2	(898)	(896)
Fidelity® VIP Contrafund® Service Class 2	4,408,907	(12,185,598)	(7,776,691)	5,250,561	(13,755,264)	(8,504,703)
Fidelity® VIP Energy Service Class 2	286,379	(289,685)	(3,306)	384,879	(225,219)	159,660
Fidelity® VIP Equity-Income Initial Class	-	(751)	(751)	-	(745)	(745)
Fidelity® VIP Equity-Income Service Class 2	172,232	(1,297,890)	(1,125,658)	10,151	(1,149,016)	(1,138,865)
Fidelity® VIP Growth Initial Class	-	(354)	(354)	-	(340)	(340)
Fidelity® VIP Growth Service Class 2	77,299	(1,172,915)	(1,095,616)	308,209	(876,936)	(568,727)
Fidelity® VIP Growth Opportunities Service Class 2	3,069	(30,659)	(27,590)	4,276	(83,560)	(79,284)
Fidelity® VIP Health Care Service Class 2	569,719	(288,668)	281,051	603,683	(205,268)	398,415
Fidelity® VIP Mid Cap Initial Class	653	(1,802)	(1,149)	252	(908)	(656)
Fidelity® VIP Mid Cap Service Class 2	2,332,648	(6,182,627)	(3,849,979)	2,384,057	(5,623,151)	(3,239,094)
Fidelity® VIP Technology Initial Class	2,147,645	(838,163)	1,309,482	2,153,647	(541,445)	1,612,202
Fidelity® VIP Utilities Initial Class	407,067	(117,801)	289,266	304,661	(143,794)	160,867
Fidelity® VIP Value Strategies Initial Class	12	(11,220)	(11,208)	231	(24,598)	(24,367)
Fidelity® VIP Value Strategies Service Class 2	1,819,299	(5,051,978)	(3,232,679)	2,079,295	(4,952,342)	(2,873,047)
Franklin Allocation Class 4 Shares	19,537	(2,779,289)	(2,759,752)	19,607	(2,981,647)	(2,962,040)
Franklin Income Class 2 Shares	163,168	(2,505,434)	(2,342,266)	29,905	(2,649,197)	(2,619,292)
Franklin Mutual Shares Class 2 Shares	1,045	(568,170)	(567,125)	14,924	(704,655)	(689,731)
Franklin Templeton Foreign Class 2 Shares	41,430	(1,312,803)	(1,271,373)	45,488	(1,581,180)	(1,535,692)
Invesco V.I. American Franchise Series II Shares	2,042	(149,557)	(147,515)	1,000	(152,148)	(151,148)
Janus Henderson - Enterprise Service Shares	9,883	(561,179)	(551,296)	15,507	(944,975)	(929,468)
Janus Henderson - Global Research Service Shares	65,351	(1,267,336)	(1,201,985)	293,238	(1,241,648)	(948,410)
Janus Henderson - Mid Cap Value Service Shares	1,037	(48,812)	(47,775)	655	(24,524)	(23,869)
MFS® New Discovery Service Class	21,549	(827,756)	(806,207)	28,390	(1,114,848)	(1,086,458)
MFS® Total Return Service Class	29,340	(1,146,723)	(1,117,383)	36,072	(1,532,345)	(1,496,273)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(4)	(4)	-	(5)	(5)
Putnam VT International Value Class IB Shares	25,793	(14)	25,779	-	-	-
State Street Total Return V.I.S. Class 3 Shares	397,167	(1,932,843)	(1,535,676)	301,367	(2,206,088)	(1,904,721)
TA 60/40 Allocation Service Class	1,463,436	(1,587,772)	(124,336)	967,977	(1,943,855)	(975,878)
TA Aegon Bond Initial Class	6,763,485	(9,990,294)	(3,226,809)	7,190,139	(8,555,136)	(1,364,997)
TA Aegon Bond Service Class	3,641,005	(25,864,353)	(22,223,348)	3,484,904	(26,183,667)	(22,698,763)
TA Aegon Core Bond Service Class	2,165,150	(8,735,294)	(6,570,144)	4,692,372	(8,874,545)	(4,182,173)
TA Aegon High Yield Bond Initial Class	762,832	(2,466,425)	(1,703,593)	1,359,352	(2,393,643)	(1,034,291)
TA Aegon High Yield Bond Service Class	1,078,337	(2,983,005)	(1,904,668)	1,046,938	(3,457,515)	(2,410,577)
TA Aegon Sustainable Equity Income Initial Class	528,230	(7,447,209)	(6,918,979)	356,564	(7,194,074)	(6,837,510)
TA Aegon Sustainable Equity Income Service Class	943,283	(3,684,125)	(2,740,842)	412,146	(3,480,362)	(3,068,216)
TA Aegon U.S. Government Securities Initial Class	2,904,096	(5,840,974)	(2,936,878)	7,178,144	(8,319,719)	(1,141,575)
TA Aegon U.S. Government Securities Service Class	10,288,173	(20,449,366)	(10,161,193)	7,402,100	(22,497,410)	(15,095,310)
TA American Funds Managed Risk - Balanced Service Class	443,637	(8,943,177)	(8,499,540)	900,679	(8,975,753)	(8,075,074)
TA BlackRock Government Money Market Initial Class	34,864,082	(35,507,921)	(643,839)	24,716,118	(34,319,043)	(9,602,925)
TA BlackRock Government Money Market Service Class	59,353,025	(84,167,726)	(24,814,701)	61,175,553	(100,182,803)	(39,007,250)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,190,714	(10,098,794)	(8,908,080)	1,708,532	(12,381,874)	(10,673,342)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	1,926,800	(29,371,442)	(27,444,642)	3,102,521	(30,207,370)	(27,104,849)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	956,149	(13,472,648)	(12,516,499)	1,400,171	(14,847,404)	(13,447,233)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	751,517	(16,542,167)	(15,790,650)	1,449,770	(19,517,578)	(18,067,808)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	740,130	(8,091,923)	(7,351,793)	881,449	(9,105,708)	(8,224,259)
TA BlackRock iShares Edge 100 Service Class	366,387	(623,328)	(256,941)	403,316	(462,806)	(59,490)
TA BlackRock iShares Edge 40 Initial Class	348,470	(800,107)	(451,637)	533,083	(1,319,597)	(786,514)
TA BlackRock iShares Edge 40 Service Class	425,005	(8,464,519)	(8,039,514)	685,050	(10,031,036)	(9,345,986)
TA BlackRock iShares Edge 50 Service Class	706,333	(3,652,439)	(2,946,106)	596,166	(4,096,985)	(3,500,819)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock iShares Edge 75 Service Class	435,557	(1,336,208)	(900,651)	593,054	(1,607,343)	(1,014,289)
TA BlackRock iShares Tactical - Balanced Service Class	760,818	(11,776,961)	(11,016,143)	463,317	(13,376,036)	(12,912,719)
TA BlackRock iShares Tactical - Conservative Service Class	919,194	(5,637,761)	(4,718,567)	917,480	(6,680,826)	(5,763,346)
TA BlackRock iShares Tactical - Growth Service Class	2,234,998	(7,488,886)	(5,253,888)	1,629,449	(7,751,474)	(6,122,025)
TA BlackRock Real Estate Securities Initial Class	392,144	(896,682)	(504,538)	324,407	(900,860)	(576,453)
TA BlackRock Real Estate Securities Service Class	704,064	(2,216,227)	(1,512,163)	951,846	(2,802,865)	(1,851,019)
TA BlackRock Tactical Allocation Service Class	2,045,456	(31,016,355)	(28,970,899)	1,730,228	(35,186,990)	(33,456,762)
TA Goldman Sachs 70/30 Service Class	403,783	(112,987)	290,796	134,905	(16,026)	118,879
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	2,657,731	(94,530,923)	(91,873,192)	3,250,203	(111,231,026)	(107,980,823)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,822,154	(19,711,689)	(15,889,535)	2,424,504	(21,569,102)	(19,144,598)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	4,392,982	(64,278,564)	(59,885,582)	4,491,502	(71,901,224)	(67,409,722)
TA Great Lakes Advisors Large Cap Value Service Class	886,954	(1,468,004)	(581,050)	1,290,567	(1,240,716)	49,851
TA International Focus Initial Class	1,915,865	(3,339,845)	(1,423,980)	1,583,493	(3,278,357)	(1,694,864)
TA International Focus Service Class	929,883	(2,608,612)	(1,678,729)	642,646	(2,123,346)	(1,480,700)
TA Janus Balanced Service Class	1,855,120	(19,570,160)	(17,715,040)	2,856,501	(21,934,689)	(19,078,188)
TA Janus Mid-Cap Growth Initial Class	1,275,701	(2,337,009)	(1,061,308)	668,536	(3,550,517)	(2,881,981)
TA Janus Mid-Cap Growth Service Class	586,918	(2,154,868)	(1,567,950)	873,481	(2,222,460)	(1,348,979)
TA JPMorgan Asset Allocation - Conservative Initial Class	3,528,144	(8,222,657)	(4,694,513)	4,517,544	(8,988,769)	(4,471,225)
TA JPMorgan Asset Allocation - Conservative Service Class	2,567,205	(29,892,494)	(27,325,289)	4,264,318	(32,996,464)	(28,732,146)
TA JPMorgan Asset Allocation - Moderate Initial Class	6,643,326	(15,131,345)	(8,488,019)	7,234,456	(15,604,564)	(8,370,108)
TA JPMorgan Asset Allocation - Moderate Service Class	3,770,460	(119,698,026)	(115,927,566)	4,329,023	(132,491,393)	(128,162,370)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,436,966	(15,596,569)	(13,159,603)	3,640,639	(18,461,308)	(14,820,669)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,337,411	(86,366,048)	(84,028,637)	2,949,382	(96,172,583)	(93,223,201)
TA JPMorgan Diversified Equity Allocation Initial Class	1,994,029	(9,128,425)	(7,134,396)	2,366,575	(7,748,016)	(5,381,441)
TA JPMorgan Diversified Equity Allocation Service Class	963,625	(6,718,150)	(5,754,525)	1,865,509	(4,875,951)	(3,010,442)
TA JPMorgan Enhanced Index Initial Class	1,050,710	(2,339,029)	(1,288,319)	1,987,029	(3,654,637)	(1,667,608)
TA JPMorgan Enhanced Index Service Class	805,263	(1,380,098)	(574,835)	751,404	(1,153,316)	(401,912)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan International Moderate Growth Initial Class	-	(68,935)	(68,935)	1,556	(452)	1,104
TA JPMorgan International Moderate Growth Service Class	2,765,913	(22,400,785)	(19,634,872)	2,223,773	(22,606,966)	(20,383,193)
TA JPMorgan Tactical Allocation Service Class	718,085	(23,076,072)	(22,357,987)	969,363	(25,405,973)	(24,436,610)
TA Madison Diversified Income Service Class	774,896	(3,772,355)	(2,997,459)	787,362	(4,957,720)	(4,170,358)
TA Market Participation Strategy Service Class	369,011	(6,546,059)	(6,177,048)	895,009	(8,766,872)	(7,871,863)
TA Morgan Stanley Global Allocation Service Class	2,102,748	(34,495,053)	(32,392,305)	1,704,711	(37,657,436)	(35,952,725)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	250,060	(2,968,600)	(2,718,540)	203,029	(2,702,985)	(2,499,956)
TA MSCI EAFE Index Service Class	1,574,365	(1,114,524)	459,841	1,346,153	(565,217)	780,936
TA Multi-Managed Balanced Initial Class	1,687,476	(3,562,929)	(1,875,453)	881,150	(3,154,834)	(2,273,684)
TA Multi-Managed Balanced Service Class	1,675,568	(18,963,878)	(17,288,310)	2,004,937	(22,464,093)	(20,459,156)
TA PineBridge Inflation Opportunities Service Class	1,026,918	(7,243,931)	(6,217,013)	956,117	(9,514,024)	(8,557,907)
TA ProFunds UltraBear Service Class (OAM)	642,583	(50,386,229)	(49,743,646)	1,544,475	49,539,299	51,083,774
TA S&P 500 Index Initial Class	996,551	(78,405)	918,146	761,075	(24,284)	736,791
TA S&P 500 Index Service Class	6,458,492	(4,045,655)	2,412,837	8,045,859	(3,117,051)	4,928,808
TA Small/Mid Cap Value Initial Class	115,346	(955,644)	(840,298)	110,852	(1,183,992)	(1,073,140)
TA Small/Mid Cap Value Service Class	738,510	(2,555,515)	(1,817,005)	826,663	(2,702,208)	(1,875,545)
TA T. Rowe Price Small Cap Initial Class	555,692	(2,782,392)	(2,226,700)	640,093	(3,534,797)	(2,894,704)
TA T. Rowe Price Small Cap Service Class	1,202,954	(3,465,969)	(2,263,015)	1,564,049	(3,533,538)	(1,969,489)
TA TSW International Equity Initial Class	1,547,432	(3,917,968)	(2,370,536)	1,690,104	(3,992,012)	(2,301,908)
TA TSW International Equity Service Class	1,329,970	(1,598,927)	(268,957)	696,138	(1,393,486)	(697,348)
TA TSW Mid Cap Value Opportunities Service Class	591,461	(3,309,561)	(2,718,100)	751,915	(4,004,859)	(3,252,944)
TA WMC US Growth Initial Class	1,940,921	(17,884,210)	(15,943,289)	2,676,403	(19,108,696)	(16,432,293)
TA WMC US Growth Service Class	1,519,577	(6,566,758)	(5,047,181)	1,920,358	(6,560,279)	(4,639,921)
Vanguard® Balanced	1,206,533	(193,829)	1,012,704	722,534	(331,547)	390,987
Vanguard® Capital Growth	114,635	(64,623)	50,012	56,029	(41,755)	14,274
Vanguard® Conservative Allocation	1,087,655	(138,806)	948,849	285,403	(50,267)	235,136
Vanguard® Diversified Value	37,605	(21,179)	16,426	31,258	(32,472)	(1,214)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Equity Income	115,539	(109,577)	5,962	123,695	(50,132)	73,563
Vanguard® Equity Index	42,067	(105,266)	(63,199)	45,688	(127,202)	(81,514)
Vanguard® Global Bond Index	42,690	(2,542)	40,148	16,127	(4,860)	11,267
Vanguard® Growth	65,111	(110,362)	(45,251)	485,479	(45,191)	440,288
Vanguard® High Yield Bond	51,243	(48,314)	2,929	146,174	(27,957)	118,217
Vanguard® International	91,886	(97,206)	(5,320)	70,101	(113,124)	(43,023)
Vanguard® Mid-Cap Index	484,975	(142,951)	342,024	525,471	(108,996)	416,475
Vanguard® Moderate Allocation	717,967	(420,444)	297,523	544,187	(354,962)	189,225
Vanguard® Money Market	569,811	(414,179)	155,632	547,760	(403,775)	143,985
Vanguard® Real Estate Index	83,311	(52,873)	30,438	407,955	(55,579)	352,376
Vanguard® Short-Term Investment Grade	460,616	(187,521)	273,095	282,791	(194,620)	88,171
Vanguard® Total Bond Market Index	494,101	(235,154)	258,947	680,370	(322,474)	357,896
Vanguard® Total International Stock Market Index	115,035	(62,842)	52,193	212,499	(106,095)	106,404
Vanguard® Total Stock Market Index	189,489	(83,797)	105,692	301,935	(199,535)	102,400
Voya Global Perspectives Class S Shares	-	(4)	(4)	79	(1,220)	(1,141)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	$5,060,424	$(15,524,559)	$(10,464,135)	$2,850,329	$(12,699,939)	$(9,849,610)
AB Large Cap Growth Class B Shares	462,183	(3,986,611)	(3,524,428)	70,461	(3,797,510)	(3,727,049)
AB Relative Value Class B Shares	13,532,674	(40,494,755)	(26,962,081)	13,568,058	(41,283,433)	(27,715,375)
American Funds - Asset Allocation Class 2 Shares	23,210,115	(119,742,922)	(96,532,807)	12,243,215	(114,363,717)	(102,120,502)
American Funds - Asset Allocation Class 4 Shares	17,091,120	(3,965,446)	13,125,674	14,443,582	(3,636,790)	10,806,792
American Funds - Growth Class 2 Shares	31,729,792	(185,918,970)	(154,189,178)	21,808,276	(167,180,057)	(145,371,781)
American Funds - Growth Class 4 Shares	177,352,534	(25,672,229)	151,680,305	134,205,414	(14,321,411)	119,884,003
American Funds - Growth-Income Class 2 Shares	19,577,022	(126,194,572)	(106,617,550)	21,278,602	(125,531,635)	(104,253,033)
American Funds - Growth-Income Class 4 Shares	60,356,610	(15,605,564)	44,751,046	62,228,229	(6,973,295)	55,254,934
American Funds - International Class 2 Shares	9,548,312	(32,707,590)	(23,159,278)	10,408,033	(33,911,335)	(23,503,302)
American Funds - International Class 4 Shares	15,881,680	(4,078,166)	11,803,514	12,364,584	(2,399,876)	9,964,708
American Funds - New World Class 4 Shares	9,728,313	(3,192,487)	6,535,826	6,850,684	(1,007,653)	5,843,031
American Funds - The Bond Fund of America Class 2 Shares	18,670,733	(35,113,213)	(16,442,480)	20,914,055	(30,361,600)	(9,447,545)
American Funds - The Bond Fund of America Class 4 Shares	13,442,129	(7,613,804)	5,828,325	17,395,789	(5,869,120)	11,526,669
BlackRock Basic Value V.I. Class I Shares	570,991	(2,702,311)	(2,131,320)	634,659	(2,246,204)	(1,611,545)
BlackRock Global Allocation V.I. Class I Shares	450,090	(1,329,900)	(879,810)	154,222	(941,395)	(787,173)
BlackRock High Yield V.I. Class I Shares	271,072	(545,426)	(274,354)	198,748	(412,463)	(213,715)
Columbia - Acorn	-	-	-	-	-	-
Columbia - Acorn International	156,692	(13,564)	143,128	94	(12,629)	(12,535)
Dimensional VA Equity Allocation	792,129	(40,173)	751,956	188,953	(56,317)	132,636
Dimensional VA Global Bond	2,616,664	(822,484)	1,794,180	987,122	(781,169)	205,953
Dimensional VA Global Moderate Allocation	2,366,244	(759,956)	1,606,288	674,180	(36,918)	637,262
Dimensional VA International Small	287,685	(117,942)	169,743	124,053	(22,535)	101,518
Dimensional VA International Value	328,374	(191,970)	136,404	572,220	(93,929)	478,291
Dimensional VA Short-Term Fixed	1,119,660	(831,394)	288,266	1,733,321	(688,549)	1,044,772
Dimensional VA U.S. Large Value	742,781	(448,194)	294,587	1,067,190	(216,626)	850,564
Dimensional VA U.S. Targeted Value	685,028	(152,457)	532,571	456,872	(130,687)	326,185

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Balanced Service Class 2	20,037,565	(85,022,652)	(64,985,087)	29,908,480	(80,069,302)	(50,160,822)
Fidelity® VIP Consumer Staples Initial Class	$3,584,432	$(1,581,186)	$2,003,246	$2,564,561	$(1,565,043)	$999,518
Fidelity® VIP Contrafund® Initial Class	94	(2,873)	(2,779)	94	(16,409)	(16,315)
Fidelity® VIP Contrafund® Service Class 2	92,459,990	(169,181,529)	(76,721,539)	85,715,803	(157,271,976)	(71,556,173)
Fidelity® VIP Energy Service Class 2	7,921,446	(8,019,117)	(97,671)	10,902,372	(6,424,260)	4,478,112
Fidelity® VIP Equity-Income Initial Class	-	(2,574)	(2,574)	-	(2,294)	(2,294)
Fidelity® VIP Equity-Income Service Class 2	659,289	(4,704,289)	(4,045,000)	29,583	(3,794,902)	(3,765,319)
Fidelity® VIP Growth Initial Class	-	(2,393)	(2,393)	-	(2,032)	(2,032)
Fidelity® VIP Growth Service Class 2	420,379	(6,946,146)	(6,525,767)	1,649,277	(4,566,295)	(2,917,018)
Fidelity® VIP Growth Opportunities Service Class 2	24,752	(251,815)	(227,063)	32,727	(558,749)	(526,022)
Fidelity® VIP Health Care Service Class 2	6,764,102	(3,616,428)	3,147,674	7,451,806	(2,548,739)	4,903,067
Fidelity® VIP Mid Cap Initial Class	9,662	(37,214)	(27,552)	6,299	(3,308)	2,991
Fidelity® VIP Mid Cap Service Class 2	30,295,722	(53,844,443)	(23,548,721)	34,203,827	(51,421,772)	(17,217,945)
Fidelity® VIP Technology Initial Class	58,300,084	(22,159,073)	36,141,011	50,598,952	(12,740,607)	37,858,345
Fidelity® VIP Utilities Initial Class	7,479,798	(2,128,331)	5,351,467	4,838,280	(2,196,697)	2,641,583
Fidelity® VIP Value Strategies Initial Class	120	(88,762)	(88,642)	892	(113,291)	(112,399)
Fidelity® VIP Value Strategies Service Class 2	19,158,880	(39,651,014)	(20,492,134)	21,282,762	(40,219,706)	(18,936,944)
Franklin Allocation Class 4 Shares	54,848	(7,723,327)	(7,668,479)	56,975	(7,737,332)	(7,680,357)
Franklin Income Class 2 Shares	326,922	(5,044,529)	(4,717,607)	53,757	(4,944,495)	(4,890,738)
Franklin Mutual Shares Class 2 Shares	2,296	(1,113,794)	(1,111,498)	31,713	(1,307,946)	(1,276,233)
Franklin Templeton Foreign Class 2 Shares	44,407	(1,611,578)	(1,567,171)	51,734	(1,802,425)	(1,750,691)
Invesco V.I. American Franchise Series II Shares	9,175	(673,964)	(664,789)	3,680	(599,868)	(596,188)
Janus Henderson - Enterprise Service Shares	50,566	(2,421,134)	(2,370,568)	77,797	(3,777,506)	(3,699,709)
Janus Henderson - Global Research Service Shares	143,217	(3,416,105)	(3,272,888)	610,064	(2,932,256)	(2,322,192)
Janus Henderson - Mid Cap Value Service Shares	3,997	(181,185)	(177,188)	2,197	(85,503)	(83,306)
MFS® New Discovery Service Class	80,587	(3,427,189)	(3,346,602)	115,624	(4,486,559)	(4,370,935)
MFS® Total Return Service Class	77,981	(3,064,111)	(2,986,130)	90,470	(3,929,386)	(3,838,916)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(54)	(54)	-	(54)	(54)
Putnam VT International Value Class IB Shares	267,463	(147)	267,316	-	-	-
State Street Total Return V.I.S. Class 3 Shares	$5,542,875	$(8,293,180)	$(2,750,305)	$2,345,132	$(6,591,985)	$(4,246,853)
TA 60/40 Allocation Service Class	7,089,333	(12,806,647)	(5,717,314)	6,432,389	(12,852,317)	(6,419,928)
TA Aegon Bond Initial Class	10,042,793	(15,447,520)	(5,404,727)	10,552,502	(12,621,011)	(2,068,509)
TA Aegon Bond Service Class	14,622,296	(68,663,849)	(54,041,553)	16,215,859	(68,034,503)	(51,818,644)
TA Aegon Core Bond Service Class	16,375,366	(39,534,131)	(23,158,765)	20,996,048	(35,742,224)	(14,746,176)
TA Aegon High Yield Bond Initial Class	2,126,699	(6,812,196)	(4,685,497)	3,704,722	(6,129,364)	(2,424,642)
TA Aegon High Yield Bond Service Class	10,074,786	(18,337,656)	(8,262,870)	8,073,697	(19,151,470)	(11,077,773)
TA Aegon Sustainable Equity Income Initial Class	1,694,305	(24,985,593)	(23,291,288)	1,530,300	(22,015,599)	(20,485,299)
TA Aegon Sustainable Equity Income Service Class	8,565,879	(19,492,611)	(10,926,732)	4,362,307	(17,784,299)	(13,421,992)
TA Aegon U.S. Government Securities Initial Class	3,847,453	(8,380,949)	(4,533,496)	9,547,096	(11,564,939)	(2,017,843)
TA Aegon U.S. Government Securities Service Class	50,325,384	(90,349,404)	(40,024,020)	34,494,402	(95,994,842)	(61,500,440)
TA American Funds Managed Risk - Balanced Service Class	6,923,642	(140,261,822)	(133,338,180)	12,824,939	(129,827,109)	(117,002,170)
TA BlackRock Government Money Market Initial Class	35,826,783	(39,397,506)	(3,570,723)	24,831,282	(37,421,262)	(12,589,980)
TA BlackRock Government Money Market Service Class	275,070,618	(360,166,180)	(85,095,562)	241,549,412	(356,371,396)	(114,821,984)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	3,677,912	(31,832,222)	(28,154,310)	5,943,450	(36,809,386)	(30,865,936)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	8,547,090	(138,109,598)	(129,562,508)	17,702,685	(130,390,384)	(112,687,699)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	5,495,348	(51,301,912)	(45,806,564)	10,138,289	(56,019,476)	(45,881,187)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	5,584,560	(104,621,083)	(99,036,523)	9,237,411	(108,261,277)	(99,023,866)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	3,902,754	(53,008,109)	(49,105,355)	5,193,821	(53,770,487)	(48,576,666)
TA BlackRock iShares Edge 100 Service Class	8,290,009	(13,796,594)	(5,506,585)	7,826,983	(8,922,721)	(1,095,738)
TA BlackRock iShares Edge 40 Initial Class	681,149	(1,598,579)	(917,430)	1,050,617	(2,608,748)	(1,558,131)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock iShares Edge 40 Service Class	3,825,052	(28,446,900)	(24,621,848)	2,775,849	(31,084,398)	(28,308,549)
TA BlackRock iShares Edge 50 Service Class	10,484,501	(54,795,223)	(44,310,722)	8,265,107	(57,132,771)	(48,867,664)
TA BlackRock iShares Edge 75 Service Class	7,792,300	(23,707,846)	(15,915,546)	9,809,519	(26,062,475)	(16,252,956)
TA BlackRock iShares Tactical - Balanced Service Class	3,385,597	(53,344,058)	(49,958,461)	1,854,422	(56,835,666)	(54,981,244)
TA BlackRock iShares Tactical - Conservative Service Class	$2,260,972	$(26,537,807)	$(24,276,835)	$2,858,304	$(29,358,436)	$(26,500,132)
TA BlackRock iShares Tactical - Growth Service Class	8,376,911	(43,649,686)	(35,272,775)	8,648,368	(43,908,056)	(35,259,688)
TA BlackRock Real Estate Securities Initial Class	1,140,912	(2,582,502)	(1,441,590)	976,074	(2,423,013)	(1,446,939)
TA BlackRock Real Estate Securities Service Class	5,016,948	(9,699,423)	(4,682,475)	5,742,193	(11,047,494)	(5,305,301)
TA BlackRock Tactical Allocation Service Class	6,842,820	(144,918,426)	(138,075,606)	5,958,758	(158,632,019)	(152,673,261)
TA Goldman Sachs 70/30 Service Class	6,107,665	(1,771,385)	4,336,280	1,915,379	(227,149)	1,688,230
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	12,129,379	(571,734,057)	(559,604,678)	18,566,926	(612,856,977)	(594,290,051)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	10,364,363	(67,274,431)	(56,910,068)	7,204,618	(73,893,905)	(66,689,287)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	21,237,395	(303,652,149)	(282,414,754)	21,614,503	(321,233,567)	(299,619,064)
TA Great Lakes Advisors Large Cap Value Service Class	12,164,945	(13,729,270)	(1,564,325)	11,678,529	(10,241,209)	1,437,320
TA International Focus Initial Class	3,899,079	(7,041,726)	(3,142,647)	3,247,999	(6,889,706)	(3,641,707)
TA International Focus Service Class	8,217,390	(16,653,782)	(8,436,392)	6,526,976	(11,597,919)	(5,070,943)
TA Janus Balanced Service Class	16,423,277	(164,644,855)	(148,221,578)	28,097,875	(169,483,964)	(141,386,089)
TA Janus Mid-Cap Growth Initial Class	4,377,198	(7,736,739)	(3,359,541)	2,156,947	(11,427,496)	(9,270,549)
TA Janus Mid-Cap Growth Service Class	13,364,419	(25,025,619)	(11,661,200)	17,078,111	(27,127,745)	(10,049,634)
TA JPMorgan Asset Allocation - Conservative Initial Class	7,000,234	(16,563,968)	(9,563,734)	8,803,661	(17,417,448)	(8,613,787)
TA JPMorgan Asset Allocation - Conservative Service Class	11,737,280	(100,026,755)	(88,289,475)	10,274,685	(102,461,824)	(92,187,139)
TA JPMorgan Asset Allocation - Moderate Initial Class	15,345,296	(36,150,961)	(20,805,665)	15,779,230	(35,609,876)	(19,830,646)
TA JPMorgan Asset Allocation - Moderate Service Class	17,193,681	(624,134,090)	(606,940,409)	26,215,242	(606,109,537)	(579,894,295)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,928,963	(45,019,052)	(38,090,089)	9,573,987	(50,243,825)	(40,669,838)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	12,151,953	(381,871,112)	(369,719,159)	18,757,808	(398,584,144)	(379,826,336)
TA JPMorgan Diversified Equity Allocation Initial Class	7,152,675	(34,427,218)	(27,274,543)	8,146,427	(26,257,936)	(18,111,509)
TA JPMorgan Diversified Equity Allocation Service Class	11,408,804	(41,565,770)	(30,156,966)	15,915,498	(33,196,069)	(17,280,571)
TA JPMorgan Enhanced Index Initial Class	6,120,783	(13,968,732)	(7,847,949)	9,200,633	(20,411,491)	(11,210,858)
TA JPMorgan Enhanced Index Service Class	27,049,612	(35,399,616)	(8,350,004)	23,983,174	(22,696,416)	1,286,758
TA JPMorgan International Moderate Growth Initial Class	$-	$(119,379)	$(119,379)	$2,583	$(770)	$1,813
TA JPMorgan International Moderate Growth Service Class	8,431,689	(58,457,219)	(50,025,530)	5,734,934	(56,660,716)	(50,925,782)
TA JPMorgan Tactical Allocation Service Class	3,949,557	(123,575,495)	(119,625,938)	5,040,627	(129,354,528)	(124,313,901)
TA Madison Diversified Income Service Class	6,689,667	(19,102,868)	(12,413,201)	4,615,504	(22,820,643)	(18,205,139)
TA Market Participation Strategy Service Class	3,064,327	(50,883,155)	(47,818,828)	5,893,998	(61,768,499)	(55,874,501)
TA Morgan Stanley Global Allocation Service Class	9,490,513	(135,575,582)	(126,085,069)	7,532,493	(133,957,958)	(126,425,465)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	3,002,482	(34,748,535)	(31,746,053)	2,215,484	(29,500,991)	(27,285,507)
TA MSCI EAFE Index Service Class	23,842,337	(16,431,612)	7,410,725	18,045,572	(7,559,106)	10,486,466
TA Multi-Managed Balanced Initial Class	6,824,639	(14,789,551)	(7,964,912)	3,207,077	(12,201,945)	(8,994,868)
TA Multi-Managed Balanced Service Class	16,041,153	(203,281,350)	(187,240,197)	20,357,874	(241,070,939)	(220,713,065)
TA PineBridge Inflation Opportunities Service Class	3,387,202	(18,813,736)	(15,426,534)	3,497,890	(26,171,468)	(22,673,578)
TA ProFunds UltraBear Service Class (OAM)	5,211,347	(3,179,734)	2,031,613	15,364,044	(4,056,420)	11,307,624
TA S&P 500 Index Initial Class	4,871,398	(1,124,715)	3,746,683	10,608,839	(323,521)	10,285,318
TA S&P 500 Index Service Class	165,941,389	(105,195,828)	60,745,561	184,026,345	(69,952,159)	114,074,186
TA Small/Mid Cap Value Initial Class	660,876	(8,316,074)	(7,655,198)	1,078,688	(11,239,231)	(10,160,543)
TA Small/Mid Cap Value Service Class	14,840,102	(28,105,696)	(13,265,594)	16,501,029	(25,314,195)	(8,813,166)
TA T. Rowe Price Small Cap Initial Class	2,621,137	(12,756,476)	(10,135,339)	3,005,966	(15,938,882)	(12,932,916)
TA T. Rowe Price Small Cap Service Class	30,039,099	(50,387,854)	(20,348,755)	36,718,130	(53,632,569)	(16,914,439)
TA TSW International Equity Initial Class	3,944,427	(10,586,655)	(6,642,228)	3,627,371	(9,372,590)	(5,745,219)
TA TSW International Equity Service Class	12,922,647	(13,418,669)	(496,022)	7,123,421	(10,322,951)	(3,199,530)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA TSW Mid Cap Value Opportunities Service Class	8,422,501	(30,454,552)	(22,032,051)	9,694,293	(33,855,629)	(24,161,336)
TA WMC US Growth Initial Class	11,109,566	(98,247,488)	(87,137,922)	13,154,486	(90,760,685)	(77,606,199)
TA WMC US Growth Service Class	57,535,108	(148,508,928)	(90,973,820)	59,701,630	(130,193,511)	(70,491,881)
Vanguard® Balanced	18,037,290	(2,852,210)	15,185,080	9,561,587	(4,340,502)	5,221,085
Vanguard® Capital Growth	2,050,655	(1,275,507)	775,148	954,704	(707,263)	247,441
Vanguard® Conservative Allocation	12,579,922	(1,681,110)	10,898,812	3,195,593	(562,171)	2,633,422
Vanguard® Diversified Value	703,089	(388,221)	314,868	530,788	(562,790)	(32,002)
Vanguard® Equity Income	$2,022,322	$(1,921,360)	$100,962	$1,924,506	$(723,007)	$1,201,499
Vanguard® Equity Index	1,952,333	(1,958,539)	(6,206)	1,765,502	(3,182,424)	(1,416,922)
Vanguard® Global Bond Index	424,646	(25,541)	399,105	154,912	(47,301)	107,611
Vanguard® Growth	1,451,951	(2,407,926)	(955,975)	9,768,568	(845,452)	8,923,116
Vanguard® High Yield Bond	617,890	(599,205)	18,685	1,663,393	(319,848)	1,343,545
Vanguard® International	2,434,412	(1,828,150)	606,262	1,562,026	(1,399,240)	162,786
Vanguard® Mid-Cap Index	14,645,775	(4,228,173)	10,417,602	14,511,848	(2,881,483)	11,630,365
Vanguard® Moderate Allocation	9,589,048	(5,674,533)	3,914,515	6,468,230	(4,380,180)	2,088,050
Vanguard® Money Market	6,499,355	(4,695,568)	1,803,787	5,915,771	(4,398,938)	1,516,833
Vanguard® Real Estate Index	1,276,987	(822,678)	454,309	7,728,711	(880,346)	6,848,365
Vanguard® Short-Term Investment Grade	4,721,891	(1,849,531)	2,872,360	3,292,050	(1,627,957)	1,664,093
Vanguard® Total Bond Market Index	5,537,944	(2,268,054)	3,269,890	7,390,719	(3,510,050)	3,880,669
Vanguard® Total International Stock Market Index	1,610,962	(861,995)	748,967	2,600,170	(1,309,321)	1,290,849
Vanguard® Total Stock Market Index	3,694,068	(1,701,813)	1,992,255	5,027,727	(3,511,813)	1,515,914
Voya Global Perspectives Class S Shares	-	(52)	(52)	990	(16,256)	(15,266)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2025	12,593,517	$21.30	to	$14.25	$ 61,004,277	1.88%	0.40%	to	2.85%	16.89%	to	14.11%
12/31/2024	15,105,269	18.22	to	12.49	62,547,297	1.75	0.40	to	2.85	8.14	to	5.55
12/31/2023	18,016,973	16.85	to	11.83	67,924,719	0.91	0.40	to	2.85	12.21	to	9.55
12/31/2022	20,382,589	15.02	to	10.80	68,221,047	3.03	0.40	to	2.85	(19.49)	to	(21.41)
12/31/2021	23,075,361	18.65	to	13.74	97,949,715	0.26	0.40	to	2.85	12.91	to	10.22
AB Large Cap Growth Class B Shares
12/31/2025	4,666,023	8.82	to	32.76	27,145,678	-	0.30	to	2.80	12.51	to	9.78
12/31/2024	5,301,493	7.84	to	29.84	27,818,295	-	0.30	to	2.80	24.58	to	21.53
12/31/2023	6,062,153	6.29	to	24.55	25,855,468	-	0.30	to	2.80	34.38	to	31.13
12/31/2022	6,694,830	4.68	to	18.72	21,598,227	-	0.30	to	2.80	(28.90)	to	(30.63)
12/31/2021	7,676,319	6.59	to	26.99	35,215,505	-	0.30	to	2.80	28.27	to	25.15
AB Relative Value Class B Shares
12/31/2025	36,564,982	4.71	to	18.51	245,995,414	0.89	0.30	to	2.80	9.87	to	7.20
12/31/2024	41,060,539	4.28	to	17.27	252,530,414	1.25	0.30	to	2.80	12.43	to	9.68
12/31/2023	45,826,690	3.81	to	15.75	252,527,102	1.27	0.30	to	2.80	11.39	to	8.69
12/31/2022	52,215,761	3.42	to	14.49	253,718,317	1.10	0.30	to	2.80	(4.70)	to	(7.02)
12/31/2021	53,868,536	3.59	to	15.58	277,963,317	0.65	0.30	to	2.80	27.45	to	24.36
American Funds - Asset Allocation Class 2 Shares
12/31/2025	83,794,050	28.33	to	17.76	629,020,237	1.95	0.60	to	2.95	15.16	to	12.53
12/31/2024	99,785,247	24.60	to	15.78	643,112,279	2.09	0.60	to	2.95	15.74	to	13.08
12/31/2023	117,496,772	21.25	to	13.95	655,500,152	2.17	0.60	to	2.95	13.59	to	11.00
12/31/2022	133,628,079	18.71	to	12.57	658,825,848	1.84	0.60	to	2.95	(13.92)	to	(15.88)
12/31/2021	152,575,336	21.74	to	14.94	871,352,808	1.50	0.60	to	2.95	14.41	to	11.80
American Funds - Asset Allocation Class 4 Shares
12/31/2025	5,647,346	17.72	to	16.00	94,492,973	1.97	0.40	to	2.20	15.13	to	13.08
12/31/2024	4,815,607	15.39	to	14.15	70,676,441	2.12	0.40	to	2.20	15.64	to	13.57
12/31/2023	4,038,684	13.31	to	12.46	51,793,639	2.37	0.40	to	2.20	13.57	to	11.55
12/31/2022	2,607,001	11.72	to	11.17	29,772,601	1.92	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2020(1)	1,727,718	13.63	to	13.23	23,155,040	2.13	0.40	to	2.20	14.38	to	12.34
American Funds - Growth Class 2 Shares
12/31/2025	29,598,105	66.70	to	36.19	1,023,333,178	0.16	0.60	to	2.95	19.51	to	16.79
12/31/2024	34,291,225	55.81	to	30.99	1,008,499,520	0.33	0.60	to	2.95	30.83	to	27.84
12/31/2023	40,066,362	42.66	to	24.24	905,289,115	0.36	0.60	to	2.95	37.66	to	34.53
12/31/2022	44,785,334	30.99	to	18.02	739,271,958	0.32	0.60	to	2.95	(30.36)	to	(31.94)
12/31/2021	49,147,881	44.50	to	26.48	1,149,580,633	0.22	0.60	to	2.95	21.26	to	18.50
American Funds - Growth Class 4 Shares
12/31/2025	22,659,871	27.51	to	24.84	588,155,888	0.12	0.33	to	2.13	19.53	to	17.40
12/31/2024	16,292,571	23.02	to	21.16	357,360,893	0.17	0.33	to	2.13	30.86	to	28.52
12/31/2023	10,231,206	17.59	to	16.47	173,243,164	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022	6,068,608	12.77	to	12.18	75,410,935	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021	3,929,006	18.34	to	17.80	70,825,649	0.06	0.33	to	2.13	21.28	to	19.12
American Funds - Growth-Income Class 2 Shares
12/31/2025	25,919,298	45.92	to	25.13	639,108,799	0.89	0.60	to	2.95	17.36	to	14.68
12/31/2024	31,429,642	39.13	to	21.91	649,827,838	1.07	0.60	to	2.95	23.48	to	20.65
12/31/2023	37,114,846	31.69	to	18.16	623,307,981	1.35	0.60	to	2.95	25.39	to	22.54
12/31/2022	42,147,647	25.27	to	14.82	565,155,508	1.26	0.60	to	2.95	(16.99)	to	(18.88)
12/31/2021	46,521,780	30.45	to	18.27	754,565,140	1.11	0.60	to	2.95	23.35	to	20.54

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - Growth-Income Class 4 Shares
12/31/2025	10,995,381	$23.37	to	$21.11	$ 242,695,312	0.80%	0.33%	to	2.13%	17.38%	to	15.29%
12/31/2024	8,789,306	19.91	to	18.31	166,980,958	1.08	0.33	to	2.13	23.51	to	21.29
12/31/2023	5,697,599	16.12	to	15.09	88,521,439	1.37	0.33	to	2.13	25.41	to	23.18
12/31/2022	3,580,600	12.86	to	12.25	44,815,167	1.23	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021	2,239,175	15.48	to	15.03	34,083,630	1.32	0.33	to	2.13	23.39	to	21.19
American Funds - International Class 2 Shares
12/31/2025	23,782,487	19.18	to	14.62	202,752,548	1.31	0.60	to	2.95	26.01	to	23.14
12/31/2024	27,490,771	15.22	to	11.88	183,247,362	1.15	0.60	to	2.95	2.54	to	0.19
12/31/2023	30,930,665	14.85	to	11.85	202,507,533	1.29	0.60	to	2.95	15.15	to	12.53
12/31/2022	33,890,694	12.89	to	10.53	190,941,815	1.71	0.60	to	2.95	(21.26)	to	(23.05)
12/31/2021	37,028,497	16.37	to	13.69	262,247,784	2.38	0.60	to	2.95	(2.09)	to	(4.32)
American Funds - International Class 4 Shares
12/31/2025	3,708,223	16.09	to	14.53	56,329,372	1.35	0.33	to	2.13	25.99	to	23.74
12/31/2024	2,838,212	12.77	to	11.74	34,575,346	1.12	0.33	to	2.13	2.59	to	0.75
12/31/2023	2,056,088	12.45	to	11.65	24,678,048	1.22	0.33	to	2.13	15.18	to	13.13
12/31/2022	1,534,693	10.81	to	10.30	16,159,481	1.66	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021	1,178,588	13.73	to	13.32	15,918,386	3.82	0.33	to	2.13	(2.04)	to	(3.78)
American Funds - New World Class 4 Shares
12/31/2025	1,855,255	18.10	to	16.34	31,711,583	1.06	0.35	to	2.15	27.48	to	25.21
12/31/2024	1,444,346	14.20	to	13.05	19,567,603	1.30	0.35	to	2.15	5.96	to	4.06
12/31/2023	1,016,305	13.40	to	12.54	13,127,105	1.44	0.35	to	2.15	15.27	to	13.22
12/31/2022	648,308	11.63	to	11.08	7,346,732	1.15	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021	511,234	15.00	to	14.56	7,543,125	0.98	0.35	to	2.15	4.26	to	2.40
American Funds - The Bond Fund of America Class 2 Shares
12/31/2025	43,745,813	11.90	to	9.49	189,408,982	4.18	0.60	to	2.95	6.62	to	4.19
12/31/2024	49,004,751	11.16	to	9.11	195,360,352	4.07	0.60	to	2.95	0.55	to	(1.76)
12/31/2023	52,481,229	11.10	to	9.27	205,754,769	3.44	0.60	to	2.95	4.39	to	2.02
12/31/2022	54,788,400	10.64	to	9.09	205,927,941	2.83	0.60	to	2.95	(13.10)	to	(15.08)
12/31/2021	62,790,605	12.24	to	10.70	267,700,388	1.38	0.60	to	2.95	(0.90)	to	(3.16)
American Funds - The Bond Fund of America Class 4 Shares
12/31/2025	4,504,835	10.11	to	9.13	42,979,111	4.27	0.31	to	2.11	6.65	to	4.75
12/31/2024	3,877,079	9.48	to	8.72	35,067,290	4.43	0.31	to	2.11	0.66	to	(1.14)
12/31/2023	2,584,125	9.42	to	8.82	23,472,254	3.86	0.31	to	2.11	4.40	to	2.54
12/31/2022	1,480,104	9.02	to	8.60	12,995,937	2.87	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021	1,220,373	10.37	to	10.07	12,442,489	1.60	0.31	to	2.11	(0.89)	to	(2.66)
BlackRock Basic Value V.I. Class I Shares
12/31/2025	3,529,431	4.68	to	18.41	19,659,776	2.07	1.25	to	2.65	22.85	to	21.18
12/31/2024	3,935,129	3.81	to	15.19	18,032,903	2.01	1.25	to	2.65	9.00	to	7.51
12/31/2023	4,274,831	3.49	to	14.13	18,096,054	1.77	1.25	to	2.65	15.17	to	13.61
12/31/2022	4,611,591	3.03	to	12.44	16,931,268	1.42	1.25	to	2.65	(6.09)	to	(7.37)
12/31/2021	5,019,930	3.23	to	13.43	19,580,580	1.17	1.25	to	2.65	20.17	to	18.54
BlackRock Global Allocation V.I. Class I Shares
12/31/2025	2,578,765	4.74	to	15.72	8,142,209	3.40	1.25	to	2.65	18.32	to	16.71
12/31/2024	2,824,571	4.01	to	13.47	7,726,926	1.31	1.25	to	2.65	7.88	to	6.40
12/31/2023	3,100,120	3.72	to	12.66	7,932,144	2.13	1.25	to	2.65	11.44	to	9.92
12/31/2022	3,447,241	3.33	to	11.51	7,994,086	-	1.25	to	2.65	(16.90)	to	(18.03)
12/31/2021	3,779,531	4.01	to	14.05	10,653,267	0.89	1.25	to	2.65	5.36	to	3.92
BlackRock High Yield V.I. Class I Shares
12/31/2025	738,807	3.57	to	12.94	2,480,786	6.74	1.25	to	2.65	7.84	to	6.37
12/31/2024	822,784	3.31	to	12.16	2,570,000	6.95	1.25	to	2.65	6.92	to	5.46
12/31/2023	891,751	3.09	to	11.53	2,614,880	6.56	1.25	to	2.65	11.80	to	10.28
12/31/2022	937,485	2.77	to	10.46	2,463,283	5.31	1.25	to	2.65	(11.45)	to	(12.65)
12/31/2021	1,009,939	3.12	to	11.97	3,009,551	4.52	1.25	to	2.65	4.02	to	2.61

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Columbia - Acorn
12/31/2025	-	$3.64	to	$15.88	$ -	-%	0.30%	to	2.50%	4.16%	to	1.92%
12/31/2024	-	3.50	to	15.59	-	-	0.30	to	2.50	13.84	to	11.38
12/31/2023	-	3.07	to	13.99	-	-	0.30	to	2.50	21.37	to	18.78
12/31/2022	-	2.53	to	11.78	-	-	0.30	to	2.50	(33.66)	to	(35.09)
12/31/2021	-	3.82	to	18.15	-	-	0.30	to	2.50	8.57	to	6.24
Columbia - Acorn International
12/31/2025	110,003	1.90	to	12.27	296,281	1.47	0.30	to	2.50	12.42	to	10.01
12/31/2024	20,766	1.69	to	11.15	143,168	1.39	0.30	to	2.50	(8.52)	to	(10.50)
12/31/2023	22,363	1.85	to	12.46	169,801	0.31	0.30	to	2.50	16.60	to	14.11
12/31/2022	23,884	1.59	to	10.92	156,056	0.93	0.30	to	2.50	(34.04)	to	(35.46)
12/31/2021	32,978	2.41	to	16.92	287,903	0.56	0.30	to	2.50	18.45	to	15.91
Dimensional VA Equity Allocation
12/31/2025	169,657	19.73	to	19.50	3,339,525	2.51	0.27	to	0.47	19.62	to	19.38
12/31/2024	128,815	16.50	to	16.33	2,119,149	1.98	0.27	to	0.47	14.79	to	14.56
12/31/2023	120,642	14.37	to	14.26	1,729,713	2.40	0.27	to	0.47	19.82	to	19.58
12/31/2022	101,956	11.99	to	11.92	1,220,469	1.92	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021	61,903	13.93	to	13.88	860,593	2.53	0.27	to	0.47	24.04	to	23.79
Dimensional VA Global Bond
12/31/2025	515,118	10.70	to	9.37	5,156,994	4.96	0.27	to	2.60	4.07	to	1.67
12/31/2024	329,428	10.28	to	9.21	3,237,883	5.11	0.27	to	2.60	5.10	to	2.67
12/31/2023	307,925	9.78	to	8.98	2,909,169	5.08	0.27	to	2.60	4.77	to	2.36
12/31/2022	217,471	9.34	to	8.77	1,982,769	1.85	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021	132,281	9.99	to	9.61	1,299,932	1.55	0.27	to	2.60	(1.31)	to	(3.58)
Dimensional VA Global Moderate Allocation
12/31/2025	201,196	16.46	to	16.26	3,310,428	3.84	0.27	to	0.47	14.37	to	14.15
12/31/2024	101,673	14.39	to	14.24	1,462,558	3.26	0.27	to	0.47	11.69	to	11.46
12/31/2023	55,338	12.88	to	12.78	712,676	2.88	0.27	to	0.47	14.42	to	14.19
12/31/2022	47,075	11.26	to	11.19	529,889	3.35	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021	6,725	12.68	to	12.63	85,165	0.45	0.27	to	0.47	13.90	to	13.67
Dimensional VA International Small
12/31/2025	92,280	16.72	to	16.52	1,541,812	3.68	0.27	to	0.47	36.62	to	36.35
12/31/2024	80,831	12.24	to	12.12	988,745	3.66	0.27	to	0.47	3.54	to	3.33
12/31/2023	72,742	11.82	to	11.73	859,817	3.30	0.27	to	0.47	13.80	to	13.58
12/31/2022	64,378	10.39	to	10.33	668,692	3.28	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021	29,546	12.65	to	12.60	373,647	2.70	0.27	to	0.47	14.26	to	14.03
Dimensional VA International Value
12/31/2025	127,351	20.24	to	19.99	2,574,461	4.55	0.27	to	0.47	45.25	to	44.96
12/31/2024	118,829	13.93	to	13.79	1,654,489	4.69	0.27	to	0.47	6.33	to	6.12
12/31/2023	84,288	13.10	to	13.00	1,103,871	5.26	0.27	to	0.47	17.54	to	17.31
12/31/2022	67,116	11.15	to	11.08	747,852	4.36	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021	30,790	11.58	to	11.53	356,360	6.25	0.27	to	0.47	17.80	to	17.56
Dimensional VA Short-Term Fixed
12/31/2025	275,210	11.28	to	11.15	3,101,997	4.25	0.27	to	0.47	4.05	to	3.84
12/31/2024	247,352	10.84	to	10.73	2,678,957	6.25	0.27	to	0.47	5.20	to	4.99
12/31/2023	148,930	10.31	to	10.22	1,532,735	4.49	0.27	to	0.47	4.70	to	4.49
12/31/2022	102,470	9.84	to	9.78	1,007,153	1.46	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021	78,002	9.99	to	9.95	778,117	0.01	0.27	to	0.47	(0.46)	to	(0.66)
Dimensional VA U.S. Large Value
12/31/2025	200,566	17.13	to	16.93	3,429,179	1.97	0.27	to	0.47	15.51	to	15.28
12/31/2024	181,441	14.83	to	14.68	2,684,952	2.34	0.27	to	0.47	13.08	to	12.85
12/31/2023	121,902	13.11	to	13.01	1,594,443	2.51	0.27	to	0.47	10.62	to	10.40
12/31/2022	101,597	11.86	to	11.78	1,201,596	2.74	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021	52,319	12.50	to	12.45	653,107	2.32	0.27	to	0.47	26.69	to	26.44

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Dimensional VA U.S. Targeted Value
12/31/2025	127,481	$19.35	to	$19.11	$ 2,463,262	2.22%	0.27%	to	0.47%	8.65%	to	8.43%
12/31/2024	98,484	17.81	to	17.63	1,751,413	1.59	0.27	to	0.47	7.84	to	7.63
12/31/2023	79,486	16.51	to	16.38	1,311,280	1.52	0.27	to	0.47	19.71	to	19.47
12/31/2022	76,895	13.79	to	13.71	1,060,221	1.84	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021	35,853	14.44	to	14.38	517,428	2.01	0.27	to	0.47	39.30	to	39.03
Fidelity® VIP Balanced Service Class 2
12/31/2025	61,586,504	4.23	to	20.55	482,672,463	1.55	0.30	to	2.65	14.61	to	11.99
12/31/2024	72,222,769	3.69	to	18.35	488,223,926	1.68	0.30	to	2.65	15.28	to	12.63
12/31/2023	82,360,131	3.20	to	16.29	474,442,207	1.54	0.30	to	2.65	20.87	to	18.11
12/31/2022	90,884,668	2.65	to	13.79	426,076,806	1.04	0.30	to	2.65	(18.43)	to	(20.30)
12/31/2021	103,061,636	3.25	to	17.31	585,801,138	0.73	0.30	to	2.65	17.64	to	14.95
Fidelity® VIP Consumer Staples Initial Class
12/31/2025	594,888	14.24	to	12.86	8,036,627	2.16	0.70	to	2.50	(3.66)	to	(5.38)
12/31/2024	449,369	14.78	to	13.59	6,362,727	2.26	0.70	to	2.50	4.83	to	2.95
12/31/2023	377,482	14.10	to	13.20	5,142,722	2.12	0.70	to	2.50	2.42	to	0.60
12/31/2022	255,802	13.76	to	13.12	3,426,928	2.02	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021	123,456	13.95	to	13.53	1,692,428	2.98	0.70	to	2.50	13.44	to	11.42
Fidelity® VIP Contrafund® Initial Class
12/31/2025	11,994	7.02	to	30.95	127,243	0.14	0.30	to	2.70	21.12	to	18.29
12/31/2024	12,541	5.79	to	26.17	108,094	0.19	0.30	to	2.70	33.39	to	30.26
12/31/2023	13,437	4.34	to	20.09	95,817	0.47	0.30	to	2.70	33.05	to	29.96
12/31/2022	17,526	3.27	to	15.46	97,922	0.43	0.30	to	2.70	(26.53)	to	(28.25)
12/31/2021	26,578	4.44	to	21.54	239,522	0.05	0.30	to	2.70	27.45	to	24.48
Fidelity® VIP Contrafund® Service Class 2
12/31/2025	69,030,739	8.25	to	30.16	1,107,943,899	-	0.30	to	2.80	20.83	to	17.90
12/31/2024	76,807,430	6.83	to	25.58	998,060,286	0.03	0.30	to	2.80	33.05	to	29.80
12/31/2023	85,312,133	5.13	to	19.71	818,065,180	0.26	0.30	to	2.80	32.72	to	29.50
12/31/2022	91,926,554	3.87	to	15.22	664,973,940	0.26	0.30	to	2.80	(26.71)	to	(28.49)
12/31/2021	100,491,552	5.28	to	21.28	994,100,891	0.03	0.30	to	2.80	27.13	to	24.04
Fidelity® VIP Energy Service Class 2
12/31/2025	824,044	31.16	to	28.14	24,231,693	2.01	0.50	to	2.30	9.79	to	7.83
12/31/2024	827,350	28.38	to	26.10	22,375,264	2.25	0.50	to	2.30	3.50	to	1.64
12/31/2023	667,690	27.42	to	25.68	17,617,012	2.45	0.50	to	2.30	0.20	to	(1.58)
12/31/2022	505,201	27.37	to	26.09	13,435,529	2.46	0.50	to	2.30	62.06	to	59.18
12/31/2021	226,711	16.89	to	16.39	3,760,207	3.53	0.50	to	2.30	54.06	to	51.32
Fidelity® VIP Equity-Income Initial Class
12/31/2025	17,740	3.69	to	19.66	66,654	1.82	0.30	to	2.70	18.66	to	15.89
12/31/2024	18,491	3.11	to	16.96	58,820	1.78	0.30	to	2.70	15.00	to	12.30
12/31/2023	19,236	2.70	to	15.10	53,451	1.94	0.30	to	2.70	10.32	to	7.75
12/31/2022	20,012	2.45	to	14.02	50,635	1.88	0.30	to	2.70	(5.24)	to	(7.45)
12/31/2021	21,037	2.59	to	15.15	56,446	1.91	0.30	to	2.70	24.52	to	21.61
Fidelity® VIP Equity-Income Service Class 2
12/31/2025	7,913,937	4.59	to	19.14	31,356,016	1.59	0.30	to	2.80	18.39	to	15.51
12/31/2024	9,039,595	3.88	to	16.57	30,534,972	1.55	0.30	to	2.80	14.71	to	11.91
12/31/2023	10,178,460	3.38	to	14.81	30,367,510	1.70	0.30	to	2.80	10.05	to	7.38
12/31/2022	11,579,284	3.07	to	13.79	31,755,838	1.66	0.30	to	2.80	(5.53)	to	(7.82)
12/31/2021	13,003,796	3.25	to	14.96	38,235,541	1.55	0.30	to	2.80	24.23	to	21.21
Fidelity® VIP Growth Initial Class
12/31/2025	5,452	8.91	to	38.20	40,698	0.29	0.30	to	2.70	14.56	to	11.88
12/31/2024	5,806	7.78	to	34.15	38,019	-	0.30	to	2.70	30.00	to	26.95
12/31/2023	6,146	5.98	to	26.90	31,107	0.13	0.30	to	2.70	35.83	to	32.67
12/31/2022	6,487	4.40	to	20.27	24,291	0.62	0.30	to	2.70	(24.68)	to	(26.44)
12/31/2021	6,995	5.85	to	27.56	34,948	-	0.30	to	2.70	22.85	to	19.98

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Growth Service Class 2
12/31/2025	6,132,835	$9.79	to	$37.27	$ 39,631,859	0.05%	0.30%	to	2.80%	14.27%	to	11.49%
12/31/2024	7,228,451	8.57	to	33.43	41,333,746	-	0.30	to	2.80	29.68	to	26.51
12/31/2023	7,797,178	6.61	to	26.42	34,909,236	-	0.30	to	2.80	35.48	to	32.20
12/31/2022	8,996,136	4.88	to	19.99	30,132,579	0.36	0.30	to	2.80	(24.87)	to	(26.69)
12/31/2021	10,219,740	6.49	to	27.27	46,107,542	-	0.30	to	2.80	22.54	to	19.56
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2025	405,505	53.16	to	46.35	3,695,140	-	1.25	to	2.80	20.13	to	18.32
12/31/2024	433,095	44.25	to	39.17	3,294,242	-	1.25	to	2.80	36.84	to	34.77
12/31/2023	512,379	32.34	to	29.06	2,839,309	-	1.25	to	2.80	43.52	to	41.36
12/31/2022	566,491	22.53	to	20.56	2,200,748	-	1.25	to	2.80	(39.08)	to	(40.00)
12/31/2021	597,638	36.98	to	34.27	3,820,317	-	1.25	to	2.80	10.29	to	8.63
Fidelity® VIP Health Care Service Class 2
12/31/2025	2,093,750	14.20	to	12.83	28,158,801	0.18	0.50	to	2.30	13.53	to	11.50
12/31/2024	1,812,699	12.51	to	11.50	21,668,103	-	0.50	to	2.30	4.33	to	2.46
12/31/2023	1,414,284	11.99	to	11.23	16,350,368	-	0.50	to	2.30	3.49	to	1.65
12/31/2022	798,771	11.59	to	11.04	9,004,288	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021	563,662	13.33	to	12.93	7,381,141	0.02	0.50	to	2.30	10.89	to	8.91
Fidelity® VIP Mid Cap Initial Class
12/31/2025	6,377	4.45	to	18.75	50,018	0.31	0.30	to	2.70	11.42	to	8.82
12/31/2024	7,526	4.00	to	17.23	70,376	0.57	0.30	to	2.70	17.14	to	14.39
12/31/2023	8,182	3.41	to	15.06	57,825	0.61	0.30	to	2.70	14.73	to	12.06
12/31/2022	10,501	2.97	to	13.44	53,442	0.45	0.30	to	2.70	(15.00)	to	(16.98)
12/31/2021	15,709	3.50	to	16.19	76,481	0.61	0.30	to	2.70	25.23	to	22.30
Fidelity® VIP Mid Cap Service Class 2
12/31/2025	35,265,325	5.39	to	18.35	387,032,488	0.25	0.30	to	2.80	11.15	to	8.45
12/31/2024	39,115,304	4.85	to	16.92	375,339,733	0.35	0.30	to	2.80	16.82	to	13.97
12/31/2023	42,354,398	4.15	to	14.84	340,699,765	0.39	0.30	to	2.80	14.46	to	11.68
12/31/2022	45,613,090	3.63	to	13.29	316,552,322	0.26	0.30	to	2.80	(15.22)	to	(17.28)
12/31/2021	51,504,031	4.28	to	16.07	429,576,602	0.34	0.30	to	2.80	24.93	to	21.89
Fidelity® VIP Technology Initial Class
12/31/2025	5,133,927	33.65	to	30.39	162,946,745	-	0.70	to	2.50	21.91	to	19.74
12/31/2024	3,824,445	27.60	to	25.38	100,567,757	-	0.70	to	2.50	34.64	to	32.23
12/31/2023	2,212,243	20.50	to	19.19	43,654,201	0.16	0.70	to	2.50	57.22	to	54.43
12/31/2022	1,156,410	13.04	to	12.43	14,669,451	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021	817,742	20.47	to	19.87	16,455,465	-	0.70	to	2.50	27.27	to	25.00
Fidelity® VIP Utilities Initial Class
12/31/2025	864,041	20.17	to	18.22	16,495,919	2.08	0.70	to	2.50	13.31	to	11.29
12/31/2024	574,775	17.80	to	16.37	9,773,856	2.24	0.70	to	2.50	28.10	to	25.80
12/31/2023	413,908	13.90	to	13.01	5,546,884	2.43	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022	295,507	14.14	to	13.48	4,063,657	2.07	0.70	to	2.50	4.69	to	2.83
12/31/2021	85,074	13.51	to	13.11	1,130,117	3.31	0.70	to	2.50	16.68	to	14.60
Fidelity® VIP Value Strategies Initial Class
12/31/2025	33,409	3.80	to	19.91	378,265	1.01	0.30	to	2.50	7.66	to	5.35
12/31/2024	44,617	3.53	to	18.90	440,992	0.92	0.30	to	2.50	9.07	to	6.72
12/31/2023	68,984	3.23	to	17.71	507,495	1.20	0.30	to	2.50	20.49	to	17.91
12/31/2022	51,589	2.68	to	15.02	384,531	1.10	0.30	to	2.50	(7.30)	to	(9.29)
12/31/2021	60,020	2.90	to	16.56	445,753	1.64	0.30	to	2.50	33.20	to	30.34
Fidelity® VIP Value Strategies Service Class 2
12/31/2025	26,709,378	4.89	to	19.21	234,016,020	0.79	0.30	to	2.80	7.38	to	4.77
12/31/2024	29,942,057	4.55	to	18.34	241,052,295	0.77	0.30	to	2.80	8.83	to	6.17
12/31/2023	32,815,104	4.18	to	17.27	241,899,996	0.89	0.30	to	2.80	20.25	to	17.33
12/31/2022	37,320,508	3.48	to	14.72	229,047,613	0.88	0.30	to	2.80	(7.63)	to	(9.87)
12/31/2021	37,651,512	3.77	to	16.33	243,543,351	1.24	0.30	to	2.80	32.94	to	29.71

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Franklin Allocation Class 4 Shares
12/31/2025	13,527,847	$2.27	to	$13.74	$ 39,008,976	1.78%	0.60%	to	2.80%	11.86%	to	9.46%
12/31/2024	16,287,599	2.03	to	12.55	42,505,855	1.89	0.60	to	2.80	8.23	to	5.91
12/31/2023	19,249,639	1.87	to	11.85	46,977,467	1.31	0.60	to	2.80	13.94	to	11.51
12/31/2022	22,038,394	1.64	to	10.63	47,702,927	1.50	0.60	to	2.80	(16.69)	to	(18.47)
12/31/2021	24,994,155	1.97	to	13.04	65,635,756	1.59	0.60	to	2.80	10.87	to	8.50
Franklin Income Class 2 Shares
12/31/2025	14,259,275	2.26	to	13.82	29,894,208	5.11	1.00	to	2.80	11.44	to	9.49
12/31/2024	16,601,541	2.03	to	12.62	31,464,117	5.20	1.00	to	2.80	6.14	to	4.27
12/31/2023	19,220,833	1.91	to	12.10	34,524,329	5.19	1.00	to	2.80	7.55	to	5.67
12/31/2022	22,392,372	1.78	to	11.45	37,594,864	4.85	1.00	to	2.80	(6.41)	to	(8.04)
12/31/2021	25,879,319	1.90	to	12.46	46,639,026	4.76	1.00	to	2.80	15.60	to	13.58
Franklin Mutual Shares Class 2 Shares
12/31/2025	3,980,985	2.17	to	13.77	8,103,409	1.99	1.00	to	2.80	10.42	to	8.48
12/31/2024	4,548,110	1.97	to	12.69	8,443,401	1.94	1.00	to	2.80	10.16	to	8.22
12/31/2023	5,237,841	1.79	to	11.73	8,898,993	1.87	1.00	to	2.80	12.34	to	10.38
12/31/2022	5,920,823	1.59	to	10.63	9,000,977	1.83	1.00	to	2.80	(8.35)	to	(9.95)
12/31/2021	6,532,283	1.74	to	11.80	10,894,622	2.81	1.00	to	2.80	17.99	to	15.92
Franklin Templeton Foreign Class 2 Shares
12/31/2025	8,704,341	1.50	to	12.71	11,964,461	2.34	1.00	to	2.80	27.92	to	25.68
12/31/2024	9,975,714	1.17	to	10.12	10,778,939	2.41	1.00	to	2.80	(1.98)	to	(3.71)
12/31/2023	11,511,406	1.20	to	10.51	12,776,212	3.24	1.00	to	2.80	19.57	to	17.48
12/31/2022	13,094,418	1.00	to	8.94	12,216,487	3.06	1.00	to	2.80	(8.52)	to	(10.12)
12/31/2021	14,680,216	1.09	to	9.95	15,047,838	1.88	1.00	to	2.80	3.13	to	1.32
Invesco V.I. American Franchise Series II Shares
12/31/2025	1,299,710	5.77	to	29.36	6,368,845	-	0.30	to	2.80	11.05	to	8.35
12/31/2024	1,447,225	5.20	to	27.10	6,458,873	-	0.30	to	2.80	34.16	to	30.88
12/31/2023	1,598,373	3.87	to	20.70	5,380,977	-	0.30	to	2.80	40.18	to	36.78
12/31/2022	1,850,551	2.76	to	15.14	4,496,437	-	0.30	to	2.80	(31.50)	to	(33.17)
12/31/2021	2,156,185	4.03	to	22.65	7,746,979	-	0.30	to	2.80	11.31	to	8.61
Janus Henderson - Enterprise Service Shares
12/31/2025	3,029,789	7.94	to	22.25	13,981,521	0.18	0.30	to	2.80	7.09	to	4.49
12/31/2024	3,581,085	7.42	to	21.29	15,556,069	0.64	0.30	to	2.80	14.98	to	12.16
12/31/2023	4,510,553	6.45	to	18.98	17,081,165	0.09	0.30	to	2.80	17.42	to	14.58
12/31/2022	4,884,256	5.49	to	16.57	15,959,583	0.27	0.30	to	2.80	(16.40)	to	(18.43)
12/31/2021	5,365,361	6.57	to	20.31	21,479,782	0.25	0.30	to	2.80	16.19	to	13.37
Janus Henderson - Global Research Service Shares
12/31/2025	6,822,924	4.99	to	24.94	20,505,345	0.59	0.30	to	2.80	20.24	to	17.32
12/31/2024	8,024,909	4.15	to	21.26	20,266,507	0.59	0.30	to	2.80	22.90	to	19.89
12/31/2023	8,973,319	3.38	to	17.73	18,716,834	0.77	0.30	to	2.80	26.09	to	23.04
12/31/2022	9,960,358	2.68	to	14.41	16,749,220	1.47	0.30	to	2.80	(19.85)	to	(21.80)
12/31/2021	11,113,961	3.34	to	18.43	23,620,614	0.35	0.30	to	2.80	17.44	to	14.59
Janus Henderson - Mid Cap Value Service Shares
12/31/2025	712,233	16.70	to	14.56	2,740,591	1.43	1.25	to	2.80	4.98	to	3.40
12/31/2024	760,008	15.91	to	14.08	2,790,000	0.84	1.25	to	2.80	11.40	to	9.71
12/31/2023	783,877	14.28	to	12.84	2,587,633	0.95	1.25	to	2.80	9.74	to	8.09
12/31/2022	838,877	13.01	to	11.88	2,531,498	1.16	1.25	to	2.80	(6.94)	to	(8.34)
12/31/2021	888,292	13.98	to	12.96	2,883,923	0.28	1.25	to	2.80	17.95	to	16.17
MFS® New Discovery Service Class
12/31/2025	5,037,195	5.51	to	19.14	22,554,187	-	0.30	to	2.80	12.22	to	9.49
12/31/2024	5,843,402	4.91	to	17.48	23,600,846	-	0.30	to	2.80	6.12	to	3.52
12/31/2023	6,929,860	4.63	to	16.89	26,715,569	-	0.30	to	2.80	13.91	to	11.15
12/31/2022	7,760,463	4.06	to	15.19	26,589,500	-	0.30	to	2.80	(30.20)	to	(31.90)
12/31/2021	8,859,603	5.82	to	22.31	43,959,107	-	0.30	to	2.80	1.27	to	(1.20)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Total Return Service Class
12/31/2025	8,859,440	$3.21	to	$14.52	$ 24,972,101	2.50%	0.30%	to	2.80%	10.58%	to	7.89%
12/31/2024	9,976,823	2.90	to	13.46	25,735,220	2.30	0.30	to	2.80	7.14	to	4.52
12/31/2023	11,473,096	2.71	to	12.88	27,972,116	1.81	0.30	to	2.80	9.89	to	7.22
12/31/2022	12,855,978	2.46	to	12.01	28,899,652	1.47	0.30	to	2.80	(10.11)	to	(12.29)
12/31/2021	14,508,866	2.74	to	13.70	36,749,509	1.61	0.30	to	2.80	13.50	to	10.74
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares
12/31/2025	251	15.96	to	13.12	3,877	0.32	0.30	to	2.50	35.36	to	32.46
12/31/2024	255	11.79	to	9.91	2,924	1.35	0.30	to	2.50	5.67	to	3.39
12/31/2023	260	11.16	to	9.58	2,828	1.42	0.30	to	2.50	3.49	to	1.28
12/31/2022	623	10.78	to	9.46	6,615	0.09	0.30	to	2.50	(25.22)	to	(26.82)
12/31/2021	1,346	14.42	to	12.93	19,211	0.98	0.30	to	2.50	(7.87)	to	(9.84)
Putnam VT International Value Class IB Shares
12/31/2025(1)	25,779	10.50	to	10.46	270,040	-	0.35	to	2.15	-	to	-
State Street Total Return V.I.S. Class 3 Shares
12/31/2025	9,277,234	20.57	to	14.26	40,205,592	2.24	0.40	to	2.85	15.02	to	12.28
12/31/2024	10,812,910	17.88	to	12.70	38,012,499	4.22	0.40	to	2.85	10.61	to	7.96
12/31/2023	12,717,631	16.16	to	11.77	38,814,247	1.95	0.40	to	2.85	14.75	to	12.02
12/31/2022	14,405,589	14.09	to	10.50	38,543,371	0.38	0.40	to	2.85	(17.05)	to	(19.02)
12/31/2021	16,476,801	16.98	to	12.97	54,877,619	1.86	0.40	to	2.85	12.75	to	10.07
TA 60/40 Allocation Service Class
12/31/2025	8,546,193	18.76	to	15.76	70,747,627	2.12	0.20	to	2.50	14.67	to	12.10
12/31/2024	8,670,529	16.36	to	14.06	67,844,067	1.45	0.20	to	2.50	12.11	to	9.58
12/31/2023	9,646,407	14.59	to	12.83	66,957,043	1.31	0.20	to	2.50	15.72	to	13.13
12/31/2022	7,791,804	12.61	to	11.34	45,596,897	1.05	0.20	to	2.50	(13.97)	to	(15.90)
12/31/2021	7,268,881	14.66	to	13.49	52,314,019	0.89	0.20	to	2.50	13.06	to	10.53
TA Aegon Bond Initial Class
12/31/2025	66,477,958	1.86	to	9.41	105,624,854	6.48	0.30	to	2.80	6.81	to	4.21
12/31/2024	69,704,767	1.74	to	9.03	105,444,617	4.18	0.30	to	2.80	1.83	to	(0.66)
12/31/2023	71,069,764	1.71	to	9.09	107,006,368	0.93	0.30	to	2.80	6.13	to	3.56
12/31/2022	74,748,097	1.61	to	8.77	107,584,148	2.62	0.30	to	2.80	(15.09)	to	(17.15)
12/31/2021	83,873,456	1.89	to	10.59	143,870,348	1.54	0.30	to	2.80	(1.17)	to	(3.57)
TA Aegon Bond Service Class
12/31/2025	130,152,497	11.63	to	9.32	363,684,512	6.17	0.20	to	2.65	6.57	to	4.02
12/31/2024	152,375,845	10.91	to	8.96	397,794,476	3.91	0.20	to	2.65	1.67	to	(0.77)
12/31/2023	175,074,608	10.73	to	9.03	447,343,314	0.63	0.20	to	2.65	5.97	to	3.45
12/31/2022	200,050,355	10.13	to	8.73	480,120,989	2.33	0.20	to	2.65	(15.25)	to	(17.27)
12/31/2021	232,991,473	11.95	to	10.55	663,798,024	1.26	0.20	to	2.65	(1.27)	to	(3.62)
TA Aegon Core Bond Service Class
12/31/2025	35,853,779	11.86	to	9.34	201,506,551	2.12	0.20	to	2.65	6.52	to	3.97
12/31/2024	42,423,923	11.13	to	8.98	213,707,194	4.79	0.20	to	2.65	0.97	to	(1.45)
12/31/2023	46,606,096	11.03	to	9.11	228,615,006	2.24	0.20	to	2.65	5.57	to	3.06
12/31/2022	51,645,075	10.44	to	8.84	232,049,154	2.34	0.20	to	2.65	(13.17)	to	(15.24)
12/31/2021	59,035,305	12.03	to	10.43	305,664,647	2.37	0.20	to	2.65	(1.46)	to	(3.82)
TA Aegon High Yield Bond Initial Class
12/31/2025	15,520,058	3.04	to	12.07	44,331,549	6.92	0.30	to	2.80	8.14	to	5.51
12/31/2024	17,223,651	2.82	to	11.44	46,068,879	5.05	0.30	to	2.80	7.11	to	4.49
12/31/2023	18,257,942	2.63	to	10.94	45,902,229	4.55	0.30	to	2.80	10.78	to	8.09
12/31/2022	19,518,643	2.37	to	10.13	44,804,760	5.80	0.30	to	2.80	(11.39)	to	(13.54)
12/31/2021	22,080,227	2.68	to	11.71	57,983,166	5.25	0.30	to	2.80	6.03	to	3.45

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Aegon High Yield Bond Service Class
12/31/2025	14,537,501	$16.48	to	$11.95	$ 107,006,555	6.49%	0.20%	to	2.65%	8.05%	to	5.47%
12/31/2024	16,442,169	15.25	to	11.33	108,305,980	4.67	0.20	to	2.65	6.93	to	4.36
12/31/2023	18,852,746	14.26	to	10.86	113,332,925	4.19	0.20	to	2.65	10.65	to	8.02
12/31/2022	21,416,206	12.89	to	10.05	111,804,855	5.41	0.20	to	2.65	(11.63)	to	(13.74)
12/31/2021	25,397,221	14.59	to	11.65	150,400,166	4.93	0.20	to	2.65	6.04	to	3.51
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	50,859,174	3.21	to	13.66	180,037,391	1.70	0.30	to	2.80	10.92	to	8.23
12/31/2024	57,778,153	2.90	to	12.62	186,608,017	2.07	0.30	to	2.80	16.58	to	13.73
12/31/2023	64,615,663	2.48	to	11.10	180,433,120	2.18	0.30	to	2.80	5.96	to	3.39
12/31/2022	73,304,123	2.34	to	10.74	195,736,594	2.16	0.30	to	2.80	(11.89)	to	(14.03)
12/31/2021	81,614,682	2.66	to	12.49	249,624,211	2.13	0.30	to	2.80	22.06	to	19.09
TA Aegon Sustainable Equity Income Service Class
12/31/2025	16,234,031	23.75	to	13.53	105,379,449	1.45	0.20	to	2.65	10.77	to	8.12
12/31/2024	18,974,873	21.44	to	12.51	106,682,204	1.81	0.20	to	2.65	16.37	to	13.57
12/31/2023	22,043,089	18.42	to	11.02	104,927,601	1.89	0.20	to	2.65	5.79	to	3.28
12/31/2022	25,235,399	17.41	to	10.67	112,408,344	1.85	0.20	to	2.65	(12.02)	to	(14.11)
12/31/2021	28,772,083	19.79	to	12.42	148,018,510	1.87	0.20	to	2.65	21.88	to	18.97
TA Aegon U.S. Government Securities Initial Class
12/31/2025	29,312,880	1.58	to	8.79	42,174,592	3.88	0.30	to	2.80	5.53	to	2.97
12/31/2024	32,249,758	1.49	to	8.54	44,934,386	3.64	0.30	to	2.80	0.03	to	(2.42)
12/31/2023	33,391,333	1.49	to	8.75	47,656,473	1.76	0.30	to	2.80	3.69	to	1.17
12/31/2022	34,781,353	1.44	to	8.65	49,287,955	1.06	0.30	to	2.80	(13.29)	to	(15.39)
12/31/2021	38,359,008	1.66	to	10.22	63,545,934	2.10	0.30	to	2.80	(2.68)	to	(5.05)
TA Aegon U.S. Government Securities Service Class
12/31/2025	35,371,915	10.66	to	8.60	107,606,218	3.25	0.20	to	2.80	5.35	to	2.69
12/31/2024	45,533,108	10.12	to	8.37	142,437,697	2.98	0.20	to	2.80	(0.04)	to	(2.58)
12/31/2023	60,628,418	10.12	to	8.60	205,897,859	1.39	0.20	to	2.80	3.48	to	0.87
12/31/2022	76,151,628	9.78	to	8.52	258,621,629	0.82	0.20	to	2.80	(13.47)	to	(15.65)
12/31/2021	61,071,608	11.30	to	10.10	193,536,432	1.59	0.20	to	2.80	(2.73)	to	(5.19)
TA American Funds Managed Risk - Balanced Service Class
12/31/2025	44,634,119	18.66	to	14.41	743,637,791	1.60	0.20	to	2.50	11.26	to	8.77
12/31/2024	53,133,659	16.77	to	13.25	804,396,471	1.57	0.20	to	2.50	14.14	to	11.56
12/31/2023	61,208,733	14.69	to	11.88	820,781,783	2.17	0.20	to	2.50	10.17	to	7.70
12/31/2022	67,478,151	13.33	to	11.03	830,364,161	1.50	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	72,975,601	15.08	to	12.76	1,026,960,363	0.88	0.20	to	2.50	12.85	to	10.32
TA BlackRock Government Money Market Initial Class
12/31/2025	97,912,403	1.30	to	9.43	103,859,898	4.00	0.30	to	2.80	3.76	to	1.23
12/31/2024	98,556,242	1.25	to	9.32	105,097,637	4.94	0.30	to	2.80	4.72	to	2.16
12/31/2023	108,159,167	1.20	to	9.12	114,069,224	4.75	0.30	to	2.80	4.55	to	2.01
12/31/2022	110,925,053	1.14	to	8.94	114,067,668	1.44	0.30	to	2.80	1.10	to	(1.35)
12/31/2021	98,643,567	1.13	to	9.06	101,398,175	-	0.30	to	2.80	(0.29)	to	(2.72)
TA BlackRock Government Money Market Service Class
12/31/2025	116,351,568	11.47	to	9.37	411,360,290	3.75	0.20	to	2.65	3.60	to	1.13
12/31/2024	141,166,269	11.07	to	9.27	485,229,937	4.69	0.20	to	2.65	4.57	to	2.06
12/31/2023	180,173,519	10.59	to	9.08	581,963,174	4.56	0.20	to	2.65	4.45	to	1.97
12/31/2022	210,945,755	10.14	to	8.91	621,847,346	1.47	0.20	to	2.65	1.20	to	(1.21)
12/31/2021	172,118,709	10.02	to	9.02	503,096,558	-	0.20	to	2.65	(0.20)	to	(2.58)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	49,004,636	15.11	to	11.58	168,044,591	2.52	0.20	to	2.65	8.44	to	5.85
12/31/2024	57,912,716	13.94	to	10.94	184,120,243	2.21	0.20	to	2.65	6.26	to	3.71
12/31/2023	68,586,058	13.12	to	10.55	204,995,116	1.46	0.20	to	2.65	9.74	to	7.13
12/31/2022	80,502,058	11.95	to	9.85	217,092,082	1.27	0.20	to	2.65	(15.46)	to	(17.47)
12/31/2021	91,220,744	14.14	to	11.93	295,146,037	1.07	0.20	to	2.65	5.53	to	3.01

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2025	149,806,710	$15.90	to	$12.17	$ 750,862,207	2.17%	0.20%	to	2.65%	9.28%	to	6.67%
12/31/2024	177,251,352	14.55	to	11.41	820,669,613	1.81	0.20	to	2.65	8.84	to	6.23
12/31/2023	204,356,201	13.37	to	10.74	869,676,856	1.48	0.20	to	2.65	13.14	to	10.45
12/31/2022	229,368,862	11.82	to	9.72	854,204,011	1.30	0.20	to	2.65	(17.30)	to	(19.27)
12/31/2021	258,985,643	14.29	to	12.05	1,170,053,110	0.87	0.20	to	2.65	8.11	to	5.53
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	68,577,192	16.41	to	12.49	269,021,056	1.77	0.20	to	2.65	10.42	to	7.78
12/31/2024	81,093,691	14.86	to	11.59	291,140,268	1.55	0.20	to	2.65	12.28	to	9.59
12/31/2023	94,540,924	13.24	to	10.58	305,012,048	1.38	0.20	to	2.65	17.39	to	14.59
12/31/2022	105,711,572	11.28	to	9.23	291,832,011	1.27	0.20	to	2.65	(18.48)	to	(20.42)
12/31/2021	124,534,990	13.83	to	11.60	415,067,378	0.53	0.20	to	2.65	7.41	to	4.84
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2025	84,544,995	16.08	to	1.23	569,436,071	2.33	0.20	to	2.50	9.20	to	6.72
12/31/2024	100,335,645	14.73	to	1.15	623,234,628	1.94	0.20	to	2.50	8.53	to	6.05
12/31/2023	118,403,453	13.57	to	1.09	674,821,416	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	137,331,317	12.07	to	0.99	695,481,133	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	152,615,380	14.38	to	1.20	935,484,103	0.56	0.20	to	2.50	8.95	to	6.47
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2025	39,038,641	18.54	to	1.51	258,570,524	1.92	0.20	to	2.50	10.13	to	7.63
12/31/2024	46,390,434	16.84	to	1.40	285,252,296	1.61	0.20	to	2.50	12.29	to	9.72
12/31/2023	54,614,693	15.00	to	1.28	302,181,696	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	60,523,858	12.81	to	1.12	293,945,929	1.12	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	68,867,990	15.45	to	1.38	405,229,493	0.28	0.20	to	2.50	14.18	to	11.58
TA BlackRock iShares Edge 100 Service Class
12/31/2025	3,151,537	25.75	to	18.91	73,929,622	1.44	0.20	to	2.50	18.30	to	15.65
12/31/2024	3,408,478	21.77	to	16.35	68,296,305	1.38	0.20	to	2.50	14.76	to	12.17
12/31/2023	3,467,968	18.97	to	14.58	61,143,111	1.93	0.20	to	2.50	14.25	to	11.69
12/31/2022	3,599,875	16.60	to	13.05	56,132,454	1.22	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021	3,811,159	19.75	to	15.88	71,242,476	0.94	0.20	to	2.50	18.12	to	15.47
TA BlackRock iShares Edge 40 Initial Class
12/31/2025	6,630,715	2.27	to	12.32	14,423,816	3.09	0.30	to	2.80	11.31	to	8.60
12/31/2024	7,082,352	2.04	to	11.35	13,988,477	2.70	0.30	to	2.80	6.39	to	3.79
12/31/2023	7,868,866	1.91	to	10.93	14,792,197	2.28	0.30	to	2.80	9.12	to	6.48
12/31/2022	8,499,495	1.75	to	10.27	14,849,485	1.88	0.30	to	2.80	(14.50)	to	(16.57)
12/31/2021	9,030,676	2.05	to	12.31	18,704,737	1.78	0.30	to	2.80	5.77	to	3.20
TA BlackRock iShares Edge 40 Service Class
12/31/2025	47,653,095	16.36	to	12.22	163,203,233	2.78	0.20	to	2.65	11.20	to	8.55
12/31/2024	55,692,609	14.71	to	11.26	171,911,956	2.43	0.20	to	2.65	6.26	to	3.71
12/31/2023	65,038,595	13.84	to	10.86	190,887,402	1.99	0.20	to	2.65	8.85	to	6.26
12/31/2022	76,741,941	12.72	to	10.22	202,646,475	1.56	0.20	to	2.65	(14.61)	to	(16.64)
12/31/2021	90,734,264	14.89	to	12.26	278,799,836	1.52	0.20	to	2.65	5.56	to	3.04
TA BlackRock iShares Edge 50 Service Class
12/31/2025	23,621,150	17.23	to	13.38	370,981,302	2.40	0.20	to	2.50	12.13	to	9.61
12/31/2024	26,567,256	15.36	to	12.21	375,739,965	2.14	0.20	to	2.50	7.58	to	5.15
12/31/2023	30,068,075	14.28	to	11.61	399,153,677	1.73	0.20	to	2.50	9.57	to	7.12
12/31/2022	32,927,778	13.03	to	10.84	402,867,449	1.31	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021	34,207,740	15.27	to	12.99	495,078,284	1.13	0.20	to	2.50	7.53	to	5.11
TA BlackRock iShares Edge 75 Service Class
12/31/2025	6,982,051	21.04	to	16.01	132,922,005	1.92	0.20	to	2.50	15.24	to	12.66
12/31/2024	7,882,702	18.26	to	14.21	131,536,137	1.86	0.20	to	2.50	11.17	to	8.66
12/31/2023	8,896,991	16.42	to	13.08	134,912,823	1.77	0.20	to	2.50	11.87	to	9.36
12/31/2022	10,313,033	14.68	to	11.96	141,227,812	1.34	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021	11,154,353	17.32	to	14.43	182,158,515	1.06	0.20	to	2.50	12.71	to	10.18

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	58,331,392	$17.80	to	$12.47	$ 282,268,313	3.21%	0.20%	to	2.65%	12.77%	to	10.08%
12/31/2024	69,347,535	15.78	to	11.33	300,918,251	3.56	0.20	to	2.65	8.47	to	5.87
12/31/2023	82,260,254	14.55	to	10.70	333,250,811	1.04	0.20	to	2.65	10.43	to	7.81
12/31/2022	92,944,316	13.17	to	9.93	345,342,124	0.55	0.20	to	2.65	(19.81)	to	(21.73)
12/31/2021	105,269,645	16.43	to	12.68	489,372,576	-	0.20	to	2.65	6.18	to	3.64
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	25,429,085	16.29	to	11.62	129,812,607	3.31	0.20	to	2.65	10.43	to	7.80
12/31/2024	30,147,652	14.75	to	10.77	142,269,844	3.58	0.20	to	2.65	6.00	to	3.46
12/31/2023	35,910,998	13.92	to	10.41	161,481,375	1.22	0.20	to	2.65	7.02	to	4.47
12/31/2022	41,071,795	13.00	to	9.97	171,599,206	1.06	0.20	to	2.65	(17.46)	to	(19.42)
12/31/2021	47,693,615	15.75	to	12.37	238,609,962	1.01	0.20	to	2.65	4.00	to	1.52
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	27,578,332	20.99	to	14.57	192,507,433	2.95	0.20	to	2.65	15.35	to	12.60
12/31/2024	32,832,220	18.20	to	12.94	202,156,807	3.57	0.20	to	2.65	11.43	to	8.76
12/31/2023	38,954,245	16.33	to	11.90	216,586,241	0.87	0.20	to	2.65	13.71	to	11.01
12/31/2022	44,175,615	14.36	to	10.72	219,792,873	-	0.20	to	2.65	(18.19)	to	(20.14)
12/31/2021	52,380,478	17.56	to	13.42	316,811,089	-	0.20	to	2.65	8.99	to	6.39
TA BlackRock Real Estate Securities Initial Class
12/31/2025	7,353,569	2.28	to	11.25	22,369,003	1.82	0.30	to	2.80	9.19	to	6.53
12/31/2024	7,858,107	2.08	to	10.56	22,139,318	2.17	0.30	to	2.80	0.95	to	(1.52)
12/31/2023	8,434,560	2.07	to	10.73	23,618,963	5.92	0.30	to	2.80	12.99	to	10.25
12/31/2022	9,219,510	1.83	to	9.73	23,221,304	3.36	0.30	to	2.80	(28.40)	to	(30.15)
12/31/2021	10,592,715	2.55	to	13.93	37,581,657	2.57	0.30	to	2.80	25.85	to	22.79
TA BlackRock Real Estate Securities Service Class
12/31/2025	12,111,319	13.83	to	11.18	60,317,243	1.42	0.20	to	2.65	9.10	to	6.50
12/31/2024	13,623,482	12.68	to	10.49	60,493,118	1.76	0.20	to	2.65	0.82	to	(1.60)
12/31/2023	15,474,501	12.57	to	10.66	65,908,004	5.28	0.20	to	2.65	12.92	to	10.23
12/31/2022	17,147,274	11.13	to	9.67	63,353,865	2.90	0.20	to	2.65	(28.53)	to	(30.23)
12/31/2021	18,935,860	15.58	to	13.87	96,045,926	2.14	0.20	to	2.65	25.60	to	22.60
TA BlackRock Tactical Allocation Service Class
12/31/2025	142,882,040	20.89	to	14.35	682,707,976	2.02	0.20	to	2.80	11.50	to	8.68
12/31/2024	171,852,939	18.74	to	13.21	752,586,021	1.50	0.20	to	2.80	12.26	to	9.40
12/31/2023	205,309,701	16.69	to	12.07	821,349,625	2.45	0.20	to	2.80	14.65	to	11.76
12/31/2022	235,861,929	14.56	to	10.80	838,532,604	3.63	0.20	to	2.80	(16.38)	to	(18.49)
12/31/2021	270,119,713	17.41	to	13.25	1,153,148,970	2.45	0.20	to	2.80	7.42	to	4.70
TA Goldman Sachs 70/30 Service Class
12/31/2025	717,972	18.06	to	16.31	12,261,380	1.13	0.20	to	2.00	17.53	to	15.44
12/31/2024	427,176	15.37	to	14.13	6,273,648	1.26	0.20	to	2.00	11.93	to	9.92
12/31/2023	308,297	13.73	to	12.85	4,086,431	1.58	0.20	to	2.00	16.02	to	13.95
12/31/2022	194,145	11.83	to	11.28	2,239,896	1.96	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021	129,421	14.30	to	13.88	1,822,679	1.07	0.20	to	2.00	12.86	to	10.85
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	505,482,219	18.22	to	13.03	3,224,033,171	2.51	0.20	to	2.80	10.55	to	7.75
12/31/2024	597,355,411	16.48	to	12.09	3,487,626,489	2.18	0.20	to	2.80	8.85	to	6.09
12/31/2023	705,336,234	15.14	to	11.40	3,804,945,152	1.47	0.20	to	2.80	12.97	to	10.12
12/31/2022	807,220,285	13.40	to	10.35	3,853,036,450	1.49	0.20	to	2.80	(14.43)	to	(16.60)
12/31/2021	911,778,849	15.67	to	12.41	5,086,400,083	1.13	0.20	to	2.80	9.14	to	6.38
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2025	88,725,901	16.09	to	11.57	343,588,028	2.77	0.20	to	2.80	9.85	to	7.07
12/31/2024	104,615,436	14.65	to	10.81	371,166,097	2.43	0.20	to	2.80	6.48	to	3.77
12/31/2023	123,760,034	13.76	to	10.42	417,072,948	1.76	0.20	to	2.80	10.37	to	7.59
12/31/2022	142,276,449	12.47	to	9.68	437,958,614	1.60	0.20	to	2.80	(12.00)	to	(14.23)
12/31/2021	163,346,521	14.17	to	11.29	576,424,580	1.56	0.20	to	2.80	2.55	to	(0.04)

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	304,451,735	$22.41	to	$15.49	$ 1,481,101,628	1.90%	0.20%	to	2.80%	12.05%	to	9.22%
12/31/2024	364,337,317	20.00	to	14.18	1,609,880,856	1.79	0.20	to	2.80	13.00	to	10.13
12/31/2023	431,747,039	17.70	to	12.88	1,719,739,409	1.43	0.20	to	2.80	17.44	to	14.48
12/31/2022	492,920,874	15.07	to	11.25	1,689,317,039	1.40	0.20	to	2.80	(14.69)	to	(16.84)
12/31/2021	554,160,883	17.67	to	13.53	2,218,534,421	0.88	0.20	to	2.80	13.82	to	10.94
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2025	5,699,433	20.41	to	17.15	75,766,432	0.81	0.20	to	2.50	23.40	to	20.64
12/31/2024	6,280,483	16.54	to	14.21	63,642,529	0.89	0.20	to	2.50	16.59	to	13.96
12/31/2023	6,230,632	14.19	to	12.47	53,852,977	0.88	0.20	to	2.50	12.56	to	10.04
12/31/2022	7,406,148	12.60	to	11.34	51,430,920	0.29	0.20	to	2.50	(7.57)	to	(9.64)
12/31/2021	5,761,773	13.63	to	12.54	43,772,055	0.77	0.20	to	2.50	30.30	to	27.38
TA International Focus Initial Class
12/31/2025	25,936,901	2.65	to	13.30	53,155,006	1.72	0.30	to	2.80	6.16	to	3.57
12/31/2024	27,360,881	2.50	to	12.84	53,654,072	2.30	0.30	to	2.80	(1.35)	to	(3.76)
12/31/2023	29,055,745	2.54	to	13.34	58,522,612	1.99	0.30	to	2.80	12.20	to	9.48
12/31/2022	31,212,746	2.26	to	12.19	56,973,368	2.97	0.30	to	2.80	(20.28)	to	(22.22)
12/31/2021	34,020,753	2.83	to	15.67	78,746,427	1.24	0.30	to	2.80	10.49	to	7.80
TA International Focus Service Class
12/31/2025	10,472,945	16.67	to	13.17	76,544,752	1.47	0.20	to	2.65	6.02	to	3.49
12/31/2024	12,151,674	15.72	to	12.72	80,928,770	2.11	0.20	to	2.65	(1.52)	to	(3.89)
12/31/2023	13,632,374	15.96	to	13.24	87,960,039	1.75	0.20	to	2.65	12.05	to	9.38
12/31/2022	15,318,384	14.25	to	12.10	88,745,241	2.75	0.20	to	2.65	(20.45)	to	(22.35)
12/31/2021	16,691,452	17.91	to	15.59	123,852,336	1.04	0.20	to	2.65	10.41	to	7.77
TA Janus Balanced Service Class
12/31/2025	81,530,981	28.13	to	18.34	728,731,935	1.86	0.20	to	2.65	13.24	to	10.54
12/31/2024	99,246,021	24.84	to	16.60	792,567,560	1.69	0.20	to	2.65	14.62	to	11.87
12/31/2023	118,324,209	21.67	to	14.83	829,945,620	1.13	0.20	to	2.65	14.79	to	12.05
12/31/2022	132,159,399	18.88	to	13.24	820,625,445	0.83	0.20	to	2.65	(16.93)	to	(18.91)
12/31/2021	153,039,404	22.73	to	16.33	1,132,349,414	1.12	0.20	to	2.65	15.21	to	12.46
TA Janus Mid-Cap Growth Initial Class
12/31/2025	18,708,161	5.83	to	22.55	65,176,772	0.01	0.30	to	2.80	7.79	to	5.17
12/31/2024	19,769,469	5.41	to	21.44	64,485,861	0.13	0.30	to	2.80	14.04	to	11.25
12/31/2023	22,651,450	4.74	to	19.27	65,869,315	-	0.30	to	2.80	16.69	to	13.87
12/31/2022	24,063,853	4.06	to	16.92	60,568,907	-	0.30	to	2.80	(16.96)	to	(18.98)
12/31/2021	26,868,733	4.89	to	20.89	82,603,363	0.27	0.30	to	2.80	16.95	to	14.10
TA Janus Mid-Cap Growth Service Class
12/31/2025	11,160,712	31.31	to	22.34	186,538,189	-	0.20	to	2.65	7.63	to	5.07
12/31/2024	12,728,662	29.09	to	21.26	186,713,294	-	0.20	to	2.65	13.84	to	11.11
12/31/2023	14,077,641	25.55	to	19.14	174,973,421	-	0.20	to	2.65	16.57	to	13.80
12/31/2022	15,395,879	21.92	to	16.82	157,131,166	-	0.20	to	2.65	(17.10)	to	(19.08)
12/31/2021	17,742,369	26.44	to	20.78	217,859,738	0.10	0.20	to	2.65	16.76	to	13.97
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	47,321,900	2.34	to	12.04	101,539,926	3.95	0.30	to	2.80	10.30	to	7.61
12/31/2024	52,016,413	2.12	to	11.19	102,549,467	2.02	0.30	to	2.80	5.40	to	2.82
12/31/2023	56,487,638	2.01	to	10.88	106,961,227	2.29	0.30	to	2.80	6.73	to	4.14
12/31/2022	61,620,368	1.89	to	10.45	110,777,412	5.55	0.30	to	2.80	(15.61)	to	(17.66)
12/31/2021	68,625,564	2.24	to	12.69	148,147,123	2.49	0.30	to	2.80	5.58	to	3.02
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	135,727,067	16.05	to	11.93	501,209,926	3.71	0.20	to	2.65	10.13	to	7.51
12/31/2024	163,052,356	14.57	to	11.10	545,526,815	1.76	0.20	to	2.65	5.31	to	2.78
12/31/2023	191,784,502	13.84	to	10.80	613,717,801	1.97	0.20	to	2.65	6.62	to	4.08
12/31/2022	224,397,985	12.98	to	10.37	674,855,947	5.30	0.20	to	2.65	(15.77)	to	(17.78)
12/31/2021	261,747,697	15.41	to	12.62	927,848,971	2.18	0.20	to	2.65	5.42	to	2.90

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	97,606,246	$2.79	to	$13.62	$ 250,142,052	3.31%	0.30%	to	2.80%	11.56%	to	8.85%
12/31/2024	106,094,265	2.50	to	12.51	247,279,731	1.59	0.30	to	2.80	7.70	to	5.06
12/31/2023	114,464,373	2.32	to	11.91	251,588,954	2.09	0.30	to	2.80	8.78	to	6.14
12/31/2022	122,274,778	2.14	to	11.22	250,311,461	5.23	0.30	to	2.80	(16.33)	to	(18.36)
12/31/2021	136,563,569	2.55	to	13.74	338,721,084	1.91	0.30	to	2.80	8.85	to	6.21
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	646,292,689	18.77	to	13.48	3,887,070,354	3.06	0.20	to	2.65	11.31	to	8.66
12/31/2024	762,220,255	16.86	to	12.41	4,113,122,303	1.34	0.20	to	2.65	7.48	to	4.90
12/31/2023	890,382,625	15.69	to	11.83	4,423,308,426	1.83	0.20	to	2.65	8.64	to	6.05
12/31/2022	1,012,694,240	14.44	to	11.15	4,582,904,477	5.06	0.20	to	2.65	(16.42)	to	(18.41)
12/31/2021	1,144,562,296	17.27	to	13.67	6,100,877,248	1.70	0.20	to	2.65	8.71	to	6.12
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	115,210,587	3.29	to	15.85	358,579,202	2.70	0.30	to	2.80	12.79	to	10.05
12/31/2024	128,370,190	2.91	to	14.40	358,547,219	1.21	0.30	to	2.80	10.71	to	8.01
12/31/2023	143,190,859	2.63	to	13.33	366,205,798	1.97	0.30	to	2.80	11.88	to	9.17
12/31/2022	156,859,849	2.35	to	12.21	362,843,518	5.31	0.30	to	2.80	(17.60)	to	(19.60)
12/31/2021	171,255,655	2.85	to	15.19	487,440,782	2.18	0.30	to	2.80	13.61	to	10.84
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	451,491,732	22.84	to	15.70	1,972,997,444	2.45	0.20	to	2.65	12.62	to	9.93
12/31/2024	535,520,369	20.28	to	14.28	2,128,713,066	0.96	0.20	to	2.65	10.48	to	7.83
12/31/2023	628,743,570	18.36	to	13.24	2,308,388,180	1.72	0.20	to	2.65	11.71	to	9.05
12/31/2022	725,895,241	16.43	to	12.14	2,406,528,834	5.11	0.20	to	2.65	(17.69)	to	(19.65)
12/31/2021	822,991,778	19.96	to	15.11	3,313,249,689	1.94	0.20	to	2.65	13.48	to	10.77
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	60,227,351	4.34	to	21.12	251,474,673	1.46	0.30	to	2.80	19.10	to	16.20
12/31/2024	67,361,747	3.64	to	18.17	239,653,946	1.33	0.30	to	2.80	16.02	to	13.19
12/31/2023	72,743,188	3.14	to	16.05	225,809,768	1.72	0.30	to	2.80	19.98	to	17.07
12/31/2022	77,321,212	2.62	to	13.71	202,466,102	5.94	0.30	to	2.80	(22.80)	to	(24.67)
12/31/2021	84,810,742	3.39	to	18.21	291,759,374	1.69	0.30	to	2.80	19.28	to	16.38
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	26,764,774	31.72	to	20.90	238,592,088	1.24	0.20	to	2.65	18.82	to	15.99
12/31/2024	32,519,299	26.69	to	18.02	231,556,982	1.13	0.20	to	2.65	15.86	to	13.08
12/31/2023	35,529,741	23.04	to	15.94	217,776,216	1.49	0.20	to	2.65	19.76	to	16.92
12/31/2022	39,068,035	19.24	to	13.63	198,045,724	5.78	0.20	to	2.65	(22.89)	to	(24.73)
12/31/2021	43,761,584	24.95	to	18.11	277,338,674	1.48	0.20	to	2.65	19.11	to	16.27
TA JPMorgan Enhanced Index Initial Class
12/31/2025	24,314,141	7.44	to	27.04	169,029,961	0.70	0.30	to	2.80	15.87	to	13.05
12/31/2024	25,602,460	6.42	to	23.92	154,998,247	0.66	0.30	to	2.80	23.86	to	20.83
12/31/2023	27,270,068	5.19	to	19.79	136,224,374	0.81	0.30	to	2.80	27.28	to	24.20
12/31/2022	28,882,906	4.07	to	15.94	114,567,030	0.67	0.30	to	2.80	(18.59)	to	(20.57)
12/31/2021	30,932,676	5.00	to	20.07	152,720,740	0.78	0.30	to	2.80	29.73	to	26.58
TA JPMorgan Enhanced Index Service Class
12/31/2025	5,422,257	48.79	to	26.78	150,434,870	0.50	0.20	to	2.65	15.67	to	12.91
12/31/2024	5,997,092	42.18	to	23.72	139,419,849	0.47	0.20	to	2.65	23.65	to	20.69
12/31/2023	6,399,004	34.11	to	19.65	113,074,541	0.60	0.20	to	2.65	27.14	to	24.11
12/31/2022	6,768,853	26.83	to	15.83	90,422,301	0.40	0.20	to	2.65	(18.71)	to	(20.65)
12/31/2021	7,586,839	33.01	to	19.95	120,395,636	0.59	0.20	to	2.65	29.53	to	26.44
TA JPMorgan International Moderate Growth Initial Class
12/31/2025	-	1.98	to	13.72	-	-	0.30	to	2.50	17.66	to	15.14
12/31/2024	68,935	1.68	to	11.91	112,599	2.43	0.30	to	2.50	1.73	to	(0.47)
12/31/2023	67,831	1.65	to	11.97	109,080	1.63	0.30	to	2.50	8.84	to	6.51
12/31/2022	68,775	1.52	to	11.24	101,768	5.18	0.30	to	2.50	(17.53)	to	(19.30)
12/31/2021	68,180	1.84	to	13.92	122,510	1.52	0.30	to	2.50	8.92	to	6.59

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan International Moderate Growth Service Class
12/31/2025	110,374,473	$17.14	to	$13.22	$ 300,105,432	3.08%	0.20%	to	2.80%	17.43%	to	14.46%
12/31/2024	130,009,345	14.60	to	11.55	304,809,793	2.09	0.20	to	2.80	1.69	to	(0.90)
12/31/2023	150,392,538	14.35	to	11.66	353,188,989	1.33	0.20	to	2.80	8.48	to	5.75
12/31/2022	173,451,373	13.23	to	11.02	377,974,105	4.74	0.20	to	2.80	(17.59)	to	(19.67)
12/31/2021	197,465,613	16.05	to	13.72	526,796,115	1.29	0.20	to	2.80	8.79	to	6.04
TA JPMorgan Tactical Allocation Service Class
12/31/2025	119,783,509	15.64	to	11.39	742,379,927	2.82	0.20	to	2.65	8.61	to	6.02
12/31/2024	142,141,496	14.40	to	10.74	806,124,158	2.32	0.20	to	2.65	3.87	to	1.38
12/31/2023	166,578,106	13.86	to	10.59	905,816,088	1.52	0.20	to	2.65	8.35	to	5.77
12/31/2022	189,154,578	12.79	to	10.02	943,736,725	1.52	0.20	to	2.65	(15.20)	to	(17.22)
12/31/2021	213,240,216	15.08	to	12.10	1,248,715,111	1.51	0.20	to	2.65	4.42	to	1.93
TA Madison Diversified Income Service Class
12/31/2025	19,822,636	16.48	to	11.84	101,660,591	2.70	0.20	to	2.50	7.00	to	4.60
12/31/2024	22,820,095	15.40	to	11.32	108,108,472	2.49	0.20	to	2.50	3.26	to	0.93
12/31/2023	26,990,453	14.91	to	11.22	123,863,084	1.97	0.20	to	2.50	3.76	to	1.44
12/31/2022	32,160,966	14.37	to	11.06	137,324,787	1.64	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	35,589,407	16.07	to	12.65	169,105,407	1.50	0.20	to	2.50	7.65	to	5.24
TA Market Participation Strategy Service Class
12/31/2025	33,676,487	24.30	to	16.68	256,950,453	1.24	0.20	to	2.50	9.80	to	7.34
12/31/2024	39,853,535	22.13	to	15.54	283,247,749	1.50	0.20	to	2.50	14.70	to	12.12
12/31/2023	47,725,398	19.29	to	13.86	301,574,446	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022	53,929,847	17.33	to	12.74	312,480,977	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021	61,507,455	20.50	to	15.41	426,246,408	0.49	0.20	to	2.50	14.22	to	11.66
TA Morgan Stanley Global Allocation Service Class
12/31/2025	164,520,778	20.36	to	14.62	661,770,172	5.96	0.20	to	2.65	17.28	to	14.48
12/31/2024	196,913,083	17.36	to	12.77	688,403,416	4.55	0.20	to	2.65	6.65	to	4.09
12/31/2023	232,865,808	16.28	to	12.27	774,704,522	-	0.20	to	2.65	13.46	to	10.76
12/31/2022	270,061,762	14.35	to	11.08	801,306,383	0.08	0.20	to	2.65	(17.93)	to	(19.88)
12/31/2021	308,465,105	17.48	to	13.83	1,114,949,967	0.48	0.20	to	2.65	7.96	to	5.39
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2025	14,364,112	13.94	to	11.56	178,260,333	11.32	0.20	to	2.50	13.99	to	11.43
12/31/2024	17,082,652	12.23	to	10.37	188,168,206	-	0.20	to	2.50	4.85	to	2.48
12/31/2023	19,582,608	11.66	to	10.12	207,865,302	18.86	0.20	to	2.50	8.79	to	6.35
12/31/2022	21,608,676	10.72	to	9.52	213,130,058	15.04	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021	23,764,763	12.82	to	11.64	283,342,932	5.17	0.20	to	2.50	6.96	to	4.57
TA MSCI EAFE Index Service Class
12/31/2025	6,223,807	18.24	to	14.98	103,891,599	2.11	0.35	to	2.65	30.47	to	27.55
12/31/2024	5,763,966	13.98	to	11.75	74,533,906	2.41	0.35	to	2.65	2.79	to	0.47
12/31/2023	4,983,030	13.60	to	11.69	63,337,424	2.32	0.35	to	2.65	17.05	to	14.43
12/31/2022	4,899,054	11.62	to	10.22	53,843,555	2.93	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021	4,875,589	13.63	to	12.26	63,434,579	1.48	0.35	to	2.65	10.56	to	8.09
TA Multi-Managed Balanced Initial Class
12/31/2025	20,665,299	4.94	to	18.20	94,274,667	2.09	0.30	to	2.80	12.72	to	9.98
12/31/2024	22,540,752	4.38	to	16.55	92,302,196	1.94	0.30	to	2.80	14.59	to	11.79
12/31/2023	24,814,436	3.82	to	14.81	89,828,718	1.61	0.30	to	2.80	18.37	to	15.50
12/31/2022	25,346,787	3.23	to	12.82	78,313,346	1.17	0.30	to	2.80	(16.53)	to	(18.56)
12/31/2021	27,725,298	3.87	to	15.74	103,782,711	1.15	0.30	to	2.80	16.69	to	13.85
TA Multi-Managed Balanced Service Class
12/31/2025	82,996,121	28.88	to	18.03	875,330,331	1.86	0.20	to	2.65	12.50	to	9.82
12/31/2024	100,284,431	25.67	to	16.42	966,147,178	1.69	0.20	to	2.65	14.41	to	11.67
12/31/2023	120,743,587	22.44	to	14.70	1,057,526,501	1.33	0.20	to	2.65	18.20	to	15.39
12/31/2022	140,779,682	18.98	to	12.74	1,047,886,498	0.91	0.20	to	2.65	(16.66)	to	(18.64)
12/31/2021	157,878,316	22.77	to	15.66	1,423,573,591	0.95	0.20	to	2.65	16.56	to	13.78

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA PineBridge Inflation Opportunities Service Class
12/31/2025	30,924,621	$11.35	to	$9.99	$ 78,512,836	3.27%	0.20%	to	2.65%	5.14%	to	2.63%
12/31/2024	37,141,634	10.79	to	9.73	90,617,551	3.32	0.20	to	2.65	1.62	to	(0.82)
12/31/2023	45,699,541	10.62	to	9.81	112,871,493	5.27	0.20	to	2.65	5.23	to	2.73
12/31/2022	53,228,378	10.09	to	9.55	131,701,424	3.75	0.20	to	2.65	(10.73)	to	(12.86)
12/31/2021	58,881,898	11.31	to	10.96	150,647,481	1.17	0.20	to	2.65	3.65	to	1.18
TA ProFunds UltraBear Service Class (OAM)
12/31/2025	1,340,128	6.72	to	6.58	8,878,563	2.45	0.45	to	2.00	(27.93)	to	(29.03)
12/31/2024	51,083,774	9.32	to	9.27	10,252,417	2.57	0.45	to	2.00	-	to	-
TA S&P 500 Index Initial Class
12/31/2025	1,801,364	17.29	to	15.89	19,466,057	0.95	0.17	to	2.50	17.45	to	14.78
12/31/2024	883,218	14.72	to	13.84	12,966,233	1.06	0.17	to	2.50	24.61	to	21.76
12/31/2023	146,427	11.81	to	11.37	1,726,833	1.05	0.17	to	2.50	25.88	to	23.02
12/31/2022(1)	66,738	9.38	to	9.24	625,896	1.24	0.17	to	2.50	-	to	-
TA S&P 500 Index Service Class
12/31/2025	31,979,561	30.95	to	25.43	905,867,418	0.73	0.35	to	2.65	16.96	to	14.34
12/31/2024	29,566,724	26.46	to	22.24	723,485,984	0.78	0.35	to	2.65	24.11	to	21.31
12/31/2023	24,637,916	21.32	to	18.33	490,582,631	0.97	0.35	to	2.65	25.30	to	22.50
12/31/2022	22,165,992	17.02	to	14.96	356,036,035	0.95	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021	22,144,759	20.94	to	18.83	442,108,663	0.82	0.35	to	2.65	27.69	to	24.83
TA Small/Mid Cap Value Initial Class
12/31/2025	8,578,949	4.81	to	16.16	83,444,556	1.24	0.30	to	2.80	9.48	to	6.82
12/31/2024	9,419,247	4.39	to	15.13	84,655,470	0.93	0.30	to	2.80	8.53	to	5.88
12/31/2023	10,492,387	4.05	to	14.29	88,584,896	1.05	0.30	to	2.80	12.06	to	9.34
12/31/2022	11,601,332	3.61	to	13.07	88,179,355	0.59	0.30	to	2.80	(8.58)	to	(10.80)
12/31/2021	13,197,822	3.95	to	14.65	109,376,817	0.65	0.30	to	2.80	27.74	to	24.64
TA Small/Mid Cap Value Service Class
12/31/2025	13,964,519	29.56	to	16.01	181,431,188	1.05	0.20	to	2.65	9.29	to	6.69
12/31/2024	15,781,524	27.05	to	15.00	180,829,221	0.75	0.20	to	2.65	8.34	to	5.75
12/31/2023	17,657,069	24.97	to	14.19	177,182,928	0.83	0.20	to	2.65	11.93	to	9.26
12/31/2022	19,264,915	22.31	to	12.98	166,821,675	0.33	0.20	to	2.65	(8.71)	to	(10.89)
12/31/2021	21,985,473	24.44	to	14.57	206,377,951	0.50	0.20	to	2.65	27.56	to	24.52
TA T. Rowe Price Small Cap Initial Class
12/31/2025	20,049,814	6.58	to	18.71	101,340,174	-	0.30	to	2.80	9.94	to	7.27
12/31/2024	22,276,514	5.99	to	17.44	103,423,099	-	0.30	to	2.80	12.44	to	9.69
12/31/2023	25,171,218	5.32	to	15.90	104,976,029	-	0.30	to	2.80	20.84	to	17.91
12/31/2022	26,666,444	4.41	to	13.49	93,280,357	-	0.30	to	2.80	(22.62)	to	(24.50)
12/31/2021	29,162,918	5.69	to	17.86	134,105,176	-	0.30	to	2.80	11.04	to	8.34
TA T. Rowe Price Small Cap Service Class
12/31/2025	17,959,130	35.33	to	18.53	357,258,738	-	0.20	to	2.65	9.72	to	7.10
12/31/2024	20,222,145	32.20	to	17.31	348,760,461	-	0.20	to	2.65	12.38	to	9.69
12/31/2023	22,191,634	28.65	to	15.78	329,615,518	-	0.20	to	2.65	20.64	to	17.77
12/31/2022	24,202,320	23.75	to	13.40	290,913,475	-	0.20	to	2.65	(22.75)	to	(24.60)
12/31/2021	26,971,176	30.75	to	17.77	416,959,652	-	0.20	to	2.65	10.86	to	8.21
TA TSW International Equity Initial Class
12/31/2025	24,344,780	2.97	to	15.99	74,392,701	2.24	0.30	to	2.80	31.47	to	28.27
12/31/2024	26,715,316	2.26	to	12.47	63,169,262	2.91	0.30	to	2.80	3.07	to	0.55
12/31/2023	29,017,224	2.19	to	12.40	67,677,253	1.09	0.30	to	2.80	15.13	to	12.34
12/31/2022	30,412,058	1.90	to	11.04	62,144,473	3.35	0.30	to	2.80	(14.66)	to	(16.73)
12/31/2021	32,805,628	2.23	to	13.25	79,450,845	1.82	0.30	to	2.80	13.07	to	10.32

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA TSW International Equity Service Class
12/31/2025	6,988,010	$20.78	to	$15.83	$ 64,808,123	2.12%	0.20%	to	2.65%	31.16%	to	28.03%
12/31/2024	7,256,967	15.85	to	12.36	50,338,682	2.73	0.20	to	2.65	2.91	to	0.44
12/31/2023	7,954,315	15.40	to	12.31	52,560,455	0.84	0.20	to	2.65	15.03	to	12.29
12/31/2022	8,682,343	13.39	to	10.96	48,319,769	3.08	0.20	to	2.65	(14.81)	to	(16.84)
12/31/2021	9,840,797	15.71	to	13.18	61,790,900	1.67	0.20	to	2.65	12.98	to	10.28
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	20,072,747	28.28	to	15.03	204,234,863	1.03	0.20	to	2.80	9.14	to	6.38
12/31/2024	22,790,847	25.91	to	14.12	210,716,491	1.22	0.20	to	2.80	7.87	to	5.13
12/31/2023	26,043,791	24.02	to	13.44	220,560,051	1.25	0.20	to	2.80	10.35	to	7.57
12/31/2022	30,030,034	21.77	to	12.49	224,237,611	0.55	0.20	to	2.80	(8.61)	to	(10.92)
12/31/2021	32,677,232	23.82	to	14.02	275,957,681	0.61	0.20	to	2.80	28.59	to	25.34
TA WMC US Growth Initial Class
12/31/2025	124,073,301	8.20	to	34.12	759,130,177	-	0.30	to	2.80	17.41	to	14.55
12/31/2024	140,016,590	6.98	to	29.78	737,945,218	0.01	0.30	to	2.80	28.61	to	25.46
12/31/2023	156,448,883	5.43	to	23.74	647,727,797	0.04	0.30	to	2.80	41.66	to	38.23
12/31/2022	112,484,165	3.83	to	17.17	332,806,510	-	0.30	to	2.80	(31.55)	to	(33.22)
12/31/2021	126,944,457	5.60	to	25.72	555,926,199	0.08	0.30	to	2.80	20.30	to	17.38
TA WMC US Growth Service Class
12/31/2025	31,876,502	60.46	to	33.80	906,168,701	-	0.20	to	2.65	17.23	to	14.44
12/31/2024	36,923,683	51.57	to	29.54	868,451,408	-	0.20	to	2.65	28.44	to	25.35
12/31/2023	41,563,604	40.15	to	23.56	743,992,798	-	0.20	to	2.65	41.44	to	38.08
12/31/2022	21,824,681	28.39	to	17.07	224,156,846	-	0.20	to	2.65	(31.65)	to	(33.28)
12/31/2021	24,329,498	41.54	to	25.58	356,189,502	-	0.20	to	2.65	20.13	to	17.26
Vanguard® Balanced
12/31/2025	4,359,547	17.01	to	14.90	68,964,533	1.96	0.27	to	2.60	16.15	to	13.48
12/31/2024	3,346,843	14.65	to	13.13	46,092,630	2.21	0.27	to	2.60	14.49	to	11.84
12/31/2023	2,955,856	12.79	to	11.74	36,028,930	1.90	0.27	to	2.60	14.02	to	11.40
12/31/2022	2,042,105	11.22	to	10.54	22,168,437	1.74	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021	1,267,393	13.13	to	12.62	16,289,938	1.02	0.27	to	2.60	18.69	to	15.96
Vanguard® Capital Growth
12/31/2025	292,855	22.22	to	21.95	6,497,686	0.97	0.27	to	0.47	28.63	to	28.37
12/31/2024	242,843	17.27	to	17.10	4,188,217	1.07	0.27	to	0.47	13.10	to	12.88
12/31/2023	228,569	15.27	to	15.15	3,486,754	0.99	0.27	to	0.47	27.64	to	27.38
12/31/2022	197,024	11.97	to	11.89	2,355,791	0.79	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021	117,412	14.20	to	14.14	1,665,830	0.50	0.27	to	0.47	21.21	to	20.97
Vanguard® Conservative Allocation
12/31/2025	2,357,472	13.54	to	11.86	29,597,102	2.51	0.27	to	2.60	12.43	to	9.84
12/31/2024	1,408,623	12.05	to	10.80	16,071,368	2.51	0.27	to	2.60	7.20	to	4.72
12/31/2023	1,173,487	11.24	to	10.31	12,627,161	1.79	0.27	to	2.60	12.21	to	9.63
12/31/2022	975,225	10.01	to	9.40	9,474,948	2.02	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021	665,743	11.80	to	11.34	7,733,391	0.96	0.27	to	2.60	5.70	to	3.27
Vanguard® Diversified Value
12/31/2025	192,208	20.54	to	20.29	3,942,804	1.47	0.27	to	0.47	16.51	to	16.28
12/31/2024	175,782	17.63	to	17.45	3,095,580	1.52	0.27	to	0.47	14.58	to	14.35
12/31/2023	176,996	15.38	to	15.26	2,720,876	1.22	0.27	to	0.47	19.80	to	19.56
12/31/2022	132,810	12.84	to	12.76	1,704,817	1.01	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021	96,561	14.55	to	14.49	1,404,212	0.37	0.27	to	0.47	30.11	to	29.85
Vanguard® Equity Income
12/31/2025	284,729	18.40	to	18.18	5,238,286	2.38	0.27	to	0.47	16.48	to	16.25
12/31/2024	278,767	15.80	to	15.64	4,402,590	2.50	0.27	to	0.47	14.81	to	14.58
12/31/2023	205,204	13.76	to	13.65	2,822,945	2.61	0.27	to	0.47	7.81	to	7.59
12/31/2022	169,912	12.77	to	12.69	2,168,634	2.26	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021	70,548	12.89	to	12.83	908,814	1.01	0.27	to	0.47	24.99	to	24.74

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Equity Index
12/31/2025	508,097	$50.37	to	$27.73	$ 23,138,126	1.05%	0.27%	to	2.50%	17.38%	to	14.83%
12/31/2024	571,296	42.91	to	24.15	19,766,714	1.29	0.27	to	2.50	24.50	to	21.78
12/31/2023	652,810	34.46	to	19.83	17,100,972	1.32	0.27	to	2.50	25.78	to	23.05
12/31/2022	632,828	27.40	to	16.11	12,705,695	1.08	0.27	to	2.50	(18.45)	to	(20.22)
12/31/2021	829,466	33.60	to	20.20	9,934,344	0.97	0.27	to	2.50	28.20	to	25.42
Vanguard® Global Bond Index
12/31/2025	161,946	10.28	to	10.16	1,661,726	2.92	0.27	to	0.47	5.41	to	5.20
12/31/2024	121,798	9.76	to	9.66	1,186,450	2.77	0.27	to	0.47	1.76	to	1.55
12/31/2023	110,531	9.59	to	9.51	1,058,304	1.86	0.27	to	0.47	6.23	to	6.02
12/31/2022	87,809	9.03	to	8.97	792,449	2.85	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021	30,326	10.42	to	10.38	315,941	0.99	0.27	to	0.47	(2.11)	to	(2.30)
Vanguard® Growth
12/31/2025	710,544	24.17	to	23.88	17,158,532	0.21	0.27	to	0.47	16.57	to	16.34
12/31/2024	755,795	20.73	to	20.52	15,659,300	0.21	0.27	to	0.47	32.77	to	32.51
12/31/2023	315,507	15.61	to	15.49	4,920,201	0.23	0.27	to	0.47	39.76	to	39.48
12/31/2022	284,871	11.17	to	11.10	3,179,060	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021	207,643	16.81	to	16.74	3,489,927	0.01	0.27	to	0.47	17.54	to	17.31
Vanguard® High Yield Bond
12/31/2025	315,687	12.68	to	12.53	4,002,314	6.28	0.27	to	0.47	8.89	to	8.67
12/31/2024	312,758	11.64	to	11.53	3,641,513	4.36	0.27	to	0.47	6.16	to	5.95
12/31/2023	194,541	10.97	to	10.88	2,133,574	4.16	0.27	to	0.47	11.37	to	11.14
12/31/2022	124,966	9.85	to	9.79	1,230,611	4.77	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021	50,792	10.90	to	10.85	553,263	1.14	0.27	to	0.47	3.40	to	3.19
Vanguard® International
12/31/2025	462,077	27.90	to	20.58	10,749,282	0.82	0.27	to	2.70	19.64	to	16.82
12/31/2024	467,397	23.32	to	17.62	8,467,892	1.16	0.27	to	2.70	8.72	to	6.13
12/31/2023	510,420	21.45	to	16.60	7,666,543	1.47	0.27	to	2.70	14.35	to	11.65
12/31/2022	486,799	18.76	to	14.87	5,871,484	1.34	0.27	to	2.70	(30.31)	to	(31.96)
12/31/2021	469,378	26.91	to	21.85	7,109,922	0.21	0.27	to	2.70	(1.81)	to	(4.13)
Vanguard® Mid-Cap Index
12/31/2025	1,719,004	34.90	to	19.30	54,359,071	1.15	0.27	to	2.70	11.24	to	8.61
12/31/2024	1,376,980	31.37	to	17.77	39,633,203	1.22	0.27	to	2.70	14.76	to	12.03
12/31/2023	960,505	27.34	to	15.86	24,221,625	1.26	0.27	to	2.70	15.52	to	12.79
12/31/2022	684,979	23.67	to	14.06	14,987,533	1.05	0.27	to	2.70	(19.04)	to	(20.95)
12/31/2021	525,414	29.23	to	17.79	12,811,995	0.68	0.27	to	2.70	24.02	to	21.09
Vanguard® Moderate Allocation
12/31/2025	2,706,005	15.38	to	13.47	39,266,773	2.25	0.27	to	2.60	15.87	to	13.21
12/31/2024	2,408,482	13.28	to	11.90	30,484,257	2.28	0.27	to	2.60	10.02	to	7.48
12/31/2023	2,219,257	12.07	to	11.07	25,875,445	1.89	0.27	to	2.60	15.24	to	12.59
12/31/2022	1,822,015	10.47	to	9.83	18,671,605	2.11	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021	1,237,813	12.49	to	12.00	15,250,760	0.91	0.27	to	2.60	9.78	to	7.25
Vanguard® Money Market
12/31/2025	1,050,423	11.56	to	11.43	12,138,572	4.09	0.27	to	0.47	3.90	to	3.70
12/31/2024	894,791	11.13	to	11.02	9,955,480	5.06	0.27	to	0.47	4.91	to	4.70
12/31/2023	750,806	10.61	to	10.52	7,964,434	4.96	0.27	to	0.47	4.77	to	4.56
12/31/2022	494,571	10.13	to	10.07	5,005,978	1.40	0.27	to	0.47	1.24	to	1.03
12/31/2021	460,735	10.00	to	9.96	4,608,533	0.01	0.27	to	0.47	(0.25)	to	(0.45)
Vanguard® Real Estate Index
12/31/2025	625,218	18.40	to	11.90	10,953,128	2.61	0.27	to	2.50	2.83	to	0.60
12/31/2024	594,780	17.90	to	11.83	10,208,557	2.65	0.27	to	2.50	4.46	to	2.17
12/31/2023	242,404	17.13	to	11.58	3,659,996	2.48	0.27	to	2.50	11.40	to	8.98
12/31/2022	252,079	15.38	to	10.63	3,401,801	1.77	0.27	to	2.50	(26.50)	to	(28.09)
12/31/2021	179,084	20.92	to	14.78	2,851,570	1.61	0.27	to	2.50	39.83	to	36.79

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Short-Term Investment Grade
	12/31/2025	1,730,690	$12.82	to	$10.10	$ 19,912,893	3.97%	0.27%	to	2.70%	6.57%	to	4.04%
	12/31/2024	1,457,595	12.03	to	9.71	15,913,653	3.50	0.27	to	2.70	4.61	to	2.12
	12/31/2023	1,369,424	11.50	to	9.50	13,617,413	1.78	0.27	to	2.70	5.87	to	3.37
	12/31/2022	938,005	10.86	to	9.19	8,419,841	1.68	0.27	to	2.70	(5.98)	to	(8.20)
	12/31/2021	861,637	11.55	to	10.02	7,632,207	1.80	0.27	to	2.70	(0.72)	to	(3.07)
Vanguard® Total Bond Market Index
	12/31/2025	1,941,406	11.69	to	9.26	22,137,809	3.37	0.27	to	2.70	6.65	to	4.13
	12/31/2024	1,682,459	10.96	to	8.90	17,630,542	2.59	0.27	to	2.70	0.97	to	(1.43)
	12/31/2023	1,324,563	10.85	to	9.03	13,658,790	2.43	0.27	to	2.70	5.29	to	2.81
	12/31/2022	1,216,852	10.31	to	8.78	11,337,994	2.10	0.27	to	2.70	(13.45)	to	(15.49)
	12/31/2021	1,159,191	11.91	to	10.39	11,292,522	1.64	0.27	to	2.70	(1.98)	to	(4.30)
Vanguard® Total International Stock Market Index
	12/31/2025	709,977	16.09	to	15.89	11,407,411	2.64	0.27	to	0.47	31.69	to	31.42
	12/31/2024	657,784	12.22	to	12.09	8,026,078	2.96	0.27	to	0.47	4.77	to	4.56
	12/31/2023	551,380	11.66	to	11.57	6,422,574	2.78	0.27	to	0.47	15.23	to	15.00
	12/31/2022	503,602	10.12	to	10.06	5,091,921	2.94	0.27	to	0.47	(16.24)	to	(16.41)
	12/31/2021	240,815	12.08	to	12.03	2,908,503	1.25	0.27	to	0.47	8.24	to	8.02
Vanguard® Total Stock Market Index
	12/31/2025	1,359,962	21.89	to	21.63	29,702,350	1.12	0.27	to	0.47	16.62	to	16.38
	12/31/2024	1,254,270	18.77	to	18.59	23,495,552	1.25	0.27	to	0.47	23.38	to	23.13
	12/31/2023	1,151,870	15.22	to	15.09	17,497,907	1.06	0.27	to	0.47	25.61	to	25.36
	12/31/2022	829,114	12.11	to	12.04	10,036,777	1.30	0.27	to	0.47	(19.81)	to	(19.97)
	12/31/2021	647,860	15.11	to	15.04	9,784,565	0.39	0.27	to	0.47	25.30	to	25.05
Voya Global Perspectives Class S Shares
	12/31/2025	100	14.65	to	13.38	1,466	5.41	1.29	to	2.14	12.56	to	11.61
	12/31/2024	104	13.01	to	11.99	1,349	3.53	1.29	to	2.14	5.50	to	4.60
	12/31/2023	1,245	12.33	to	11.46	15,362	4.94	1.29	to	2.14	8.87	to	7.95
	12/31/2022	2,207	11.33	to	10.62	25,002	3.07	1.29	to	2.14	(18.71)	to	(19.40)
	12/31/2021	2,380	13.94	to	13.17	33,169	3.35	1.29	to	2.14	4.48	to	3.60

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:
Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Relative Value Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
Columbia - Acorn	0.30%
Columbia - Acorn International	0.30%
DFA VA Global Bond	0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):
Additional Fund
Subaccount	Facilitation Fee Assessed
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.
8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.
9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.
The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA B
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.